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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-7428

ING Mutual Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Diversified International Fund
ING Emerging Countries Fund
ING Global Bond Fund
ING Global Equity Dividend Fund
ING Global Natural Resources Fund
ING Global Opportunities Fund
ING Global Real Estate Fund
ING Global Value Choice Fund
ING Greater China Fund
ING Index Plus International Equity Fund
ING International Capital Appreciation Fund
ING International Core Fund
ING International Growth Fund
ING International Real Estate Fund
ING International SmallCap Multi-Manager Fund
ING International Value Choice Fund
ING Russia Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Diversified International Fund	as of July 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
Affiliated Investment Companies: 100.2%
1,068,853		ING Emerging Countries Fund - Class I	$31,349,449	20.0
3,969,263	@	ING International Core Fund - Class I	39,256,015	25.0
3,069,951	@	ING International Growth Fund - Class I	31,467,002	20.1
890,059		ING International Real Estate Fund - Class I	7,868,121	5.0
378,197		ING International SmallCap Multi-Manager Fund - Class I	15,698,963	10.0
1,353,815		ING International Value Choice Fund - Class I	14,959,653	9.6
1,398,657		ING International Value Fund - Class I	16,490,171	10.5
		Total Investments in Affiliated Investment Companies (Cost $140,918,235)*	$157,089,374	100.2
		Liabilities in Excess of Other Assets	(252,671)	(0.2)
		Net Assets	$156,836,703	100.0

	@	Non-income producing security
	*	Cost for federal income tax purposes is $154,014,963.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$17,032,367
		Gross Unrealized Depreciation	(13,957,956)
		Net Unrealized appreciation	$3,074,411

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 7/31/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$157,089,374	$—	$—	$157,089,374
Total Investments, at value	$157,089,374	$—	$—	$157,089,374

There were no significant transfers between Level 1 and 2 during the period ended July 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of July 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 92.5%
		Brazil: 13.0%
23,602		Anhanguera Educacional Participacoes SA	$454,280	0.3
63,097		Banco do Brasil S.A.	1,065,551	0.7
186,219		BM&F Bovespa S.A.	1,095,088	0.7
86,759		BR Malls Participacoes S.A.	995,783	0.6
29,970		Cia de Bebidas das Americas ADR	899,699	0.6
31,350		Cia de Concessoes Rodoviarias	938,570	0.6
85,070		Cyrela Brazil Realty SA	831,035	0.5
47,994		Itau Unibanco Holding SA ADR	977,638	0.6
54,592		Localiza Rent a Car SA	880,034	0.5
26,502		Lojas Renner SA	942,441	0.6
107,177		MRV Engenharia e Participacoes SA	788,529	0.5
155,788	@	OGX Petroleo e Gas Participacoes S.A.	1,298,861	0.8
33,302		Petroleo Brasileiro SA ADR	1,023,370	0.6
191,047		Petroleo Brasileiro SA	3,202,903	2.0
51,885		Vale SA ADR	1,683,149	1.1
111,812		Vale SA	3,604,862	2.3
			20,681,793	13.0
		Canada: 0.6%
33,395		Pacific Rubiales Energy Corp.	960,484	0.6
		China: 18.3%
160,400		AAC Acoustic Technologies Holdings, Inc.	369,648	0.2
196,900		Anhui Conch Cement Co., Ltd.	918,657	0.6
386,375		BBMG Corp.	559,071	0.4
3,004,218		China Construction Bank	2,417,484	1.5
304,177		China Life Insurance Co., Ltd.	1,014,442	0.6
357,300		China Mobile Ltd.	3,554,724	2.2
454,740		China Overseas Land & Investment Ltd.	1,018,247	0.6
990,700		China Petroleum & Chemical Corp.	981,357	0.6
1,022,500		China Shanshui Cement Group Ltd.	1,240,106	0.8
625,300		China Telecom Corp., Ltd.	409,682	0.3
463,600	L	China Yurun Food Group Ltd.	1,455,062	0.9
998,700		CNOOC Ltd.	2,223,118	1.4
164,141		Dongfang Electrical Machinery Co., Ltd.	594,506	0.4
1,020,000		GCL Poly Energy Holdings Ltd.	574,228	0.4
1,678,900		GOME Electrical Appliances Holdings Ltd.	792,084	0.5
742,901		Harbin Power Equipment	979,189	0.6
782,800		Huabao International Holdings Ltd.	663,139	0.4
3,379,325		Industrial and Commercial Bank of China Ltd.	2,566,428	1.6
1,069,300	L	Lonking Holdings Ltd	541,862	0.4
835,700		Shimao Property Holdings Ltd.	1,102,081	0.7
763,900		Vinda International Holdings Ltd.	933,994	0.6
651,300		Want Want China Holdings Ltd.	579,596	0.4
147,594		Weichai Power Co. Ltd.	801,186	0.5
497,639		Yanzhou Coal Mining Co., Ltd.	1,906,410	1.2
269,320		ZTE Corp.	840,495	0.5
			29,036,796	18.3
		Colombia: 0.4%
17,705		Petrominerales Ltd.	564,811	0.4
		Hong Kong: 0.7%
309,800		AIA Group Ltd.	1,137,893	0.7
		Hungary: 0.4%
5,193		MOL Hungarian Oil and Gas NyRt	557,243	0.4
		India: 8.2%
126,364		Bharti Airtel Ltd.	1,248,630	0.8
22,961		Hero Honda Motors Ltd	926,391	0.6
58,738		Hindustan Petroleum Corp. Ltd	510,086	0.3
106,138		Housing Development Finance Corp.	1,651,698	1.0
47,331		ICICI Bank Ltd.	1,107,029	0.7
35,358		Infosys Technologies Ltd.	2,216,431	1.4
34,665		Jsw Steel Ltd.	605,528	0.4
33,036		Larsen & Toubro Ltd.	1,287,884	0.8
113,656		Oriental Bank Of Commerce	900,924	0.6
37,647		Shriram Transport Finance Co. Ltd.	544,179	0.3
28,700		United Spirits Ltd.	662,629	0.4
22,890		Vedanta Resources PLC	661,785	0.4
103,847		Yes Bank Ltd.	727,839	0.5
			13,051,033	8.2
		Indonesia: 3.9%
1,641,496		Bank Mandiri Persero TBK PT	1,512,175	1.0
1,072,800		Bank Rakyat Indonesia	868,391	0.6
252,700		Indo Tambangraya Megah PT	1,497,157	0.9
2,370,300		Perusahaan Gas Negara PT	1,106,112	0.7

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of July 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Indonesia: (continued)
1,307,100		Telekomunikasi Indonesia Tbk PT	$1,131,260	0.7
			6,115,095	3.9
		Luxembourg: 0.5%
26,688		Ternium SA ADR	773,685	0.5
		Macau: 0.5%
266,000		Sands China Ltd.	800,596	0.5
		Malaysia: 0.9%
198,500		Genting Bhd	722,634	0.5
286,100		Petronas Chemicals Group Bhd	659,906	0.4
			1,382,540	0.9
		Mexico: 3.5%
125,406		America Movil SAB de CV ADR	3,235,475	2.1
266,722		Mexichem SA de CV	1,157,803	0.7
420,458		Wal-Mart de Mexico SA de CV	1,161,003	0.7
			5,554,281	3.5
		Panama: 0.3%
7,384		Copa Holdings S.A.	484,464	0.3
		Peru: 0.7%
8,645		Credicorp Ltd.	844,617	0.5
7,934		Intergroup Financial Services Corp.	212,393	0.2
			1,057,010	0.7
		Philippines: 0.3%
3,243,600		Energy Development Corp.	522,815	0.3
		Russia: 9.4%
14,406		Eurasia Drilling Company Ltd. GDR	424,977	0.3
29,581		Evraz Group SA GDR	985,042	0.6
205,314		Gazprom OAO ADR	2,954,469	1.9
52,035	L	Mechel OAO ADR	1,294,631	0.8
38,745	#	Nomos - Bank GDR	714,845	0.4
12,555		NovaTek OAO GDR	1,948,117	1.2
42,643		Rosneft Oil Co. GDR	361,894	0.3
931,521		Sberbank of Russian Federation	3,426,360	2.1
16,807		Uralkali GDR	822,435	0.5
133,286		VTB Bank OJSC GDR	797,165	0.5
30,513		X5 Retail Group N.V. GDR	1,268,322	0.8
			14,998,257	9.4
		South Africa: 5.3%
22,587		AngloGold Ashanti Ltd	947,235	0.6
196,575		Aquarius Platinum Ltd.	915,961	0.6
49,623		Imperial Holdings Ltd.	852,478	0.5
107,879		MTN Group Ltd.	2,333,786	1.5
42,780		Naspers Ltd.	2,289,512	1.4
74,042		Standard Bank Group Ltd.	1,076,680	0.7
			8,415,652	5.3
		South Korea: 14.0%
107,560	@	BS Financial Group, Inc.	1,657,830	1.1
2,700	@	E-Mart Co. Ltd.	704,259	0.4
14,374		Hanjin Heavy Industries & Construction Co., Ltd.	418,362	0.3
21,810		Hynix Semiconductor, Inc.	502,781	0.3
2,764		Hyundai Mipo Dockyard Co., Ltd.	437,657	0.3
5,608		Hyundai Mobis	2,018,878	1.3
41,812		KB Financial Group, Inc.	2,079,867	1.3
20,862		Kia Motors Corp.	1,529,449	1.0
4,279		LG Chem Ltd.	1,908,130	1.2
32,020		LG Display Co., Ltd.	823,873	0.5
3,746		Posco	1,654,512	1.0
6,554		Samsung Electronics Co., Ltd.	5,248,198	3.3
7,974		Samsung Engineering Co. Ltd	1,965,277	1.2
13,985		Samsung Life Insurance Co. Ltd.	1,324,327	0.8
			22,273,400	14.0
		Taiwan: 8.3%
70,000		Catcher Technology Co., Ltd.	611,357	0.4
540,433		Chinatrust Financial Holding Co., Ltd.	488,032	0.3
208,000		E Ink Holdings, Inc.	431,875	0.3
383,000		Far Eastern Department Stores Co., Ltd.	834,637	0.5
385,000		Fubon Financial Holding Co., Ltd.	628,096	0.4
724,130		Hon Hai Precision Industry Co., Ltd.	2,065,112	1.3
27,300		High Tech Computer Corp.	812,106	0.5
167,300		Orise Technology Co. Ltd.	244,404	0.2
129,000		President Chain Store Corp.	825,316	0.5
322,197		Taiwan Fertilizer Co., Ltd.	1,151,339	0.7
1,237,431		Taiwan Semiconductor Manufacturing Co., Ltd.	3,075,202	1.9
354,000		Wintek Corp.	480,916	0.3
2,194,200		Yuanta Financial Holding Co., Ltd.	1,568,759	1.0
			13,217,151	8.3
		Thailand: 2.0%
196,300		PTT Exploration & Production PCL	1,206,960	0.8
69,700		PTT PCL	807,805	0.5

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of July 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Thailand: (continued)
33,300		PTT Plc.	$390,262	0.2
196,100		Siam Commercial Bank PCL	828,949	0.5
			3,233,976	2.0
		Turkey: 0.7%
127,188		Turkiye Garanti Bankasi A/S	558,108	0.3
87,219		Turkiye Halk Bankasi AS	609,020	0.4
			1,167,128	0.7
		United Kingdom: 0.6%
38,975		Antofagasta PLC	895,094	0.6
		Total Common Stock (Cost $113,679,881)	146,881,197	92.5
EXCHANGE-TRADED FUNDS: 4.0%
218,310		iShares MSCI Malaysia Index Fund	3,289,932	2.1
204,158		iShares MSCI Taiwan Index Fund	3,099,118	1.9
		Total Exchange-Traded Funds (Cost $6,035,837)	6,389,050	4.0
PREFERRED STOCK: 1.6%
		Brazil: 1.6%
62,791		Cia Energetica de Minas Gerais	1,193,185	0.8
88,388		Gerdau SA	795,626	0.5
26,200	#,@	Itau Unibanco Holding SA ADR	533,694	0.3
		Total Preferred Stock (Cost $2,723,512)	2,522,505	1.6
		Total Long-Term Investments (Cost $122,439,230)	155,792,752	98.1
SHORT-TERM INVESTMENTS: 1.2%
		Securities Lending Collateral(cc): 1.2%
1,718,385		BNY Mellon Overnight Government Fund(1)	1,718,385	1.1
161,615	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	129,292	0.1
		Total Short-Term Investments (Cost $1,880,000)	1,847,677	1.2
		Total Investments in Securities (Cost $124,319,230)*	$157,640,429	99.3
		Assets in Excess of Other Liabilities	1,182,633	0.7
		Net Assets	$158,823,062	100.0

	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at July 31, 2011.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

	*	Cost for federal income tax purposes is $129,501,526.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$36,650,604
		Gross Unrealized Depreciation	(8,511,701)
		Net Unrealized appreciation	$28,138,903

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of July 31, 2011 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	8.7%
Consumer Staples	5.3
Energy	14.4
Financials	23.8
Industrials	5.9
Information Technology	11.5
Materials	15.1
Telecommunication Services	6.9
Telecommunications	0.7
Utilities	1.8
Other Long-Term Investments	4.0
Short-Term Investments	1.2
Assets in Excess of Other Liabilities	0.7
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of July 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 7/31/2011
Asset Table
Investments, at value
Common Stock
Brazil	$19,704,155	$977,638	$—	$20,681,793
Canada	960,484	—	—	960,484
China	—	29,036,796	—	29,036,796
Colombia	564,811	—	—	564,811
Hong Kong	—	1,137,893	—	1,137,893
Hungary	—	557,243	—	557,243
India	510,086	12,540,947	—	13,051,033
Indonesia	—	6,115,095	—	6,115,095
Luxembourg	773,685	—	—	773,685
Macau	—	800,596	—	800,596
Malaysia	—	1,382,540	—	1,382,540
Mexico	5,554,281	—	—	5,554,281
Panama	484,464	—	—	484,464
Peru	1,057,010	—	—	1,057,010
Philippines	—	522,815	—	522,815
Russia	8,815,282	6,182,975	—	14,998,257
South Africa	—	8,415,652	—	8,415,652
South Korea	2,362,089	19,911,311	—	22,273,400
Taiwan	—	13,217,151	—	13,217,151
Thailand	390,262	2,843,714	—	3,233,976
Turkey	—	1,167,128	—	1,167,128
United Kingdom	—	895,094	—	895,094
Total Common Stock	41,176,609	105,704,588	—	146,881,197
Exchange-Traded Funds	6,389,050	—	—	6,389,050
Preferred Stock	1,988,811	533,694	—	2,522,505
Short-Term Investments	1,718,385	—	129,292	1,847,677
Total Investments, at value	$51,272,855	$106,238,282	$129,292	$157,640,429

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended July 31, 2011.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended July 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	7/31/2011
Asset Table
Investments, at value
Short-Term Investments	$129,292	$—	$—	$—	$—	$—	$—	$—	$129,292
Total Investments, at value	$129,292	$—	$—	$—	$—	$—	$—	$—	$129,292

As of July 31, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2011 (Unaudited)

	Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 32.7%
			Argentina: 0.1%
$302,000			Arcos Dorados BV, 7.500%, 10/01/19	$336,730	0.1
			Brazil: 3.0%
	2,895,000	#	Banco do Brasil SA, 5.875%, 01/26/22	2,945,663	0.5
	300,000	#	Banco Votorantim SA, 5.250%, 02/11/16	309,750	0.0
BRL	3,899,000	#	Banco Votorantim SA, 6.250%, 05/16/16	2,658,666	0.5
	800,000	#	Banco Votorantim SA, 7.375%, 01/21/20	864,000	0.1
	1,929,000	#	Fibria Overseas Finance Ltd., 7.500%, 05/04/20	2,112,255	0.4
	200,000	#	Gerdau Trade, Inc., 5.750%, 01/30/21	204,750	0.0
	425,000	#	Hypermarcas SA, 6.500%, 04/20/21	430,525	0.1
	300,000	S	Itau Unibanco Holding SA/Cayman Island, 6.200%, 04/15/20	319,603	0.0
	1,000,000	#	JBS Finance II Ltd., 8.250%, 01/29/18	1,032,500	0.2
	500,000	#	Marfrig Holding Europe BV, 8.375%, 05/09/18	487,500	0.1
	336,000	S	Petrobras International Finance Co. - Pifco, 5.375%, 01/27/21	359,556	0.1
	420,000	S	Petrobras International Finance Co. - Pifco, 6.750%, 01/27/41	473,173	0.1
	1,750,000		Rearden G Holdings EINS GmbH, 7.875%, 03/30/20	1,925,000	0.3
	400,000	#	Rearden G Holdings EINS GmbH, 7.875%, 03/30/20	440,000	0.1
	614,000	S	Vale Overseas Ltd., 4.625%, 09/15/20	636,969	0.1
	309,000	S	Vale Overseas Ltd., 6.875%, 11/10/39	358,933	0.1
	588,000	#	Voto-Votorantim Ltd., 6.750%, 04/05/21	635,040	0.1
	1,150,000		Voto-Votorantim Overseas Trading Operations NV, 6.625%, 09/25/19	1,236,250	0.2
				17,430,133	3.0
			British Virgin Islands: 0.2%
	1,250,000	#	QGOG Atlantic / Alaskan Rigs Ltd., 5.250%, 07/30/18	1,278,125	0.2
			Canada: 0.2%
	445,000	#	Bombardier, Inc., 7.500%, 03/15/18	500,625	0.1
	575,000		Nova Chemicals Corp., 8.625%, 11/01/19	654,062	0.1
				1,154,687	0.2
			Chile: 1.0%
	470,000	S	Celulosa Arauco y Constitucion S.A., 7.250%, 07/29/19	554,727	0.1
	1,311,000	S	Celulosa Arauco y Constitucion SA, 5.000%, 01/21/21	1,332,021	0.3
	700,000	#	Colbun S.A., 6.000%, 01/21/20	749,875	0.1
	100,000		Colbun SA, 6.000%, 01/21/20	107,125	0.0
	1,560,000		Inversiones CMPC SA, 4.750%, 01/19/18	1,608,071	0.3
	672,000	#	Inversiones CMPC SA, 4.750%, 01/19/18	692,708	0.1
	645,000	#	Inversiones CMPC SA, 6.125%, 11/05/19	708,017	0.1
				5,752,544	1.0
			China: 1.2%
	307,000		Agile Property Holdings Ltd., 8.875%, 04/28/17	315,442	0.1
	1,565,000		China Resources Power Holdings Co. Ltd., 3.750%, 08/03/15	1,549,782	0.3
	555,000	#	CNPC HK Overseas Capital Ltd., 5.950%, 04/28/41	577,869	0.1
	535,000		Country Garden Holdings Co., 11.250%, 04/22/17	564,425	0.1
	500,000	#	ENN Energy Holdings Ltd.., 6.000%, 05/13/21	512,535	0.1
	250,000	#	Mega Advance Investments Ltd.., 5.000%, 05/12/21	254,454	0.0
	250,000	#	Mega Advance Investments Ltd.., 6.375%, 05/12/41	248,849	0.0
	950,000		Shimao Property Holdings Ltd.., 9.650%, 08/03/17	889,698	0.2
	500,000	#	Sinochem Overseas Capital Co. Ltd., 4.500%, 11/12/20	500,482	0.1
	762,000	#	Sinochem Overseas Capital Co., Ltd., 6.300%, 11/12/40	795,242	0.1
	850,000		Yanlord Land Group Ltd.., 10.625%, 03/29/18	867,000	0.1
				7,075,778	1.2
			Colombia: 0.5%
	2,565,000	#	BanColombia SA, 5.950%, 06/03/21	2,667,600	0.5
			France: 0.2%
	904,000	S	France Telecom S.A., 4.375%, 07/08/14	982,989	0.2
			Germany: 1.1%
IDR	48,500,000,000		Deutsche Bank, 9.500%, 07/19/31	6,461,039	1.1
			Hong Kong: 0.1%
	750,000	#	Longfor Properties Co. Ltd.., 9.500%, 04/07/16	778,125	0.1
			India: 0.1%
	500,000	#	Reliance Holdings USA, Inc., 4.500%, 10/19/20	479,623	0.1

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		India: (continued)
$300,000	#	Reliance Holdings USA, Inc., 6.250%, 10/19/40	$294,360	0.0
			773,983	0.1
		Indonesia: 0.2%
970,000	#	Pertamina Persero PT, 6.500%, 05/27/41	1,023,350	0.2
		Italy: 0.2%
409,000	S	Telecom Italia Capital SA, 6.175%, 06/18/14	426,416	0.1
949,000		Telecom Italia Capital S.A., 5.250%, 11/15/13	965,678	0.1
			1,392,094	0.2
		Kazakhstan: 0.5%
765,000		Kazatomprom, 6.250%, 05/20/15	817,632	0.1
357,000	#	Kazatomprom, 6.250%, 05/20/15	381,562	0.1
1,000,000	#	KazMunayGas National Co., 11.750%, 01/23/15	1,251,300	0.2
521,000	#	KazMunaiGaz Finance Sub BV, 7.000%, 05/05/20	584,171	0.1
			3,034,665	0.5
		Luxembourg: 0.1%
300,000	#	Intelsat Jackson Holdings Ltd., 7.250%, 10/15/20	304,125	0.0
325,000	#	Intelsat Jackson Holdings SA, 7.500%, 04/01/21	330,688	0.1
			634,813	0.1
		Mexico: 1.0%
1,750,000	#	Cemex SAB de CV, 9.000%, 01/11/18	1,653,750	0.3
1,063,000	S	Pemex Project Funding Master Trust, 6.625%, 06/15/35	1,163,782	0.2
255,000	#	Sigma Alimentos SA de CV, 5.625%, 04/14/18	263,925	0.0
2,400,000	S	Southern Copper Corp., 7.500%, 07/27/35	2,725,162	0.5
			5,806,619	1.0
		Netherlands: 0.2%
1,045,000	#	VimpelCom Holdings BV, 7.504%, 03/01/22	1,047,612	0.2
		Peru: 0.1%
540,000	#	Banco de Credito del Peru, 5.375%, 09/16/20	535,950	0.1
		Qatar: 0.2%
440,000	#	Nakilat, Inc., 6.067%, 12/31/33	463,100	0.1
500,000	#	Qtel International Finance Ltd., 4.750%, 02/16/21	504,375	0.1
			967,475	0.2
		Russia: 1.3%
600,000	#	Alfa Bank OJSC Via Alfa Bond Issuance PLC, 7.750%, 04/28/21	610,500	0.1
500,000	#,S	Gazprom Via Gaz Capital SA, 5.092%, 11/29/15	531,250	0.1
1,080,000	#	Lukoil International Finance BV, 6.125%, 11/09/20	1,128,600	0.2
450,000	#	Novatek Finance Ltd., 6.604%, 02/03/21	481,500	0.1
1,200,000	#	Novatek Finance Ltd.., 5.326%, 02/03/16	1,258,560	0.2
1,683,000	#	SCF Capital Ltd., 5.375%, 10/27/17	1,689,311	0.3
200,000		Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, 04/30/18	226,750	0.0
500,000	#	Vimpel Communications Via VIP Finance Ireland Ltd.. OJSC, 6.493%, 02/02/16	520,250	0.1
400,000	#	Vimpel Communications Via VIP Finance Ireland Ltd.. OJSC, 7.748%, 02/02/21	414,572	0.0
400,000	#	Vnesheconombank Via VEB Finance Ltd., 6.902%, 07/09/20	435,000	0.1
400,000		VTB Bank Via VTB Capital SA, 6.250%, 06/30/35	422,000	0.1
			7,718,293	1.3
		Singapore: 0.1%
500,000	#	STATS ChipPAC Ltd., 7.500%, 08/12/15	546,250	0.1
		South Korea: 0.2%
980,000		Hynix Semiconductor, Inc., 7.875%, 06/27/17	1,044,876	0.2
		Spain: 0.1%
728,000	#	Iberdrola Finance Ireland Ltd., 5.000%, 09/11/19	729,020	0.1
		United Kingdom: 1.0%
375,000	S	Barclays Bank PLC, 5.140%, 10/14/20	358,855	0.1
1,028,000	#	Barclays Bank PLC, 5.926%, 09/29/49	920,060	0.2
627,000	#	Barclays Bank PLC, 6.050%, 12/04/17	656,334	0.1
1,096,000	S	Diageo Capital PLC, 5.200%, 01/30/13	1,168,566	0.2
530,000	#	Ferrexpo Finance PLC, 7.875%, 04/07/16	544,575	0.1
1,219,000	#	Lloyds TSB Bank PLC, 6.500%, 09/14/20	1,210,801	0.2
565,000	S	Virgin Media Secured Finance PLC, 6.500%, 01/15/18	624,325	0.1
			5,483,516	1.0

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: 19.8%
$1,201,000	S	ACE INA Holdings, Inc., 5.900%, 06/15/19	$1,377,380	0.2
565,000	S	AES Corp., 8.000%, 10/15/17	613,025	0.1
426,000	#	Allegheny Energy Supply Co. LLC, 5.750%, 10/15/19	464,342	0.1
304,000	S	Alltel Corp., 7.000%, 03/15/16	360,181	0.1
388,000	S	Altria Group, Inc., 9.250%, 08/06/19	518,583	0.1
900,000	S	Altria Group, Inc., 9.700%, 11/10/18	1,214,770	0.2
735,000		AMC Entertainment, Inc., 8.750%, 06/01/19	784,613	0.1
735,000	#	AMC Networks, Inc., 7.750%, 07/15/21	775,425	0.1
847,000	S	American Express Credit Corp., 2.750%, 09/15/15	859,363	0.2
1,871,000	S	American Express Credit Corp., 5.125%, 08/25/14	2,055,159	0.4
1,395,000	S	American International Group, Inc., 6.400%, 12/15/20	1,533,194	0.3
785,000	#	Arch Coal, Inc., 7.250%, 06/15/21	828,175	0.1
500,000	S	Arch Coal, Inc., 8.750%, 08/01/16	557,500	0.1
2,040,000	S	AT&T, Inc., 2.500%, 08/15/15	2,102,304	0.4
1,080,000	S	AutoZone, Inc., 4.000%, 11/15/20	1,075,968	0.2
200,000	S	Bank of America Corp., 5.420%, 03/15/17	204,265	0.0
1,550,000	S	Bank of America Corp., 5.625%, 07/01/20	1,613,471	0.3
650,000	S	BB&T Corp., 5.700%, 04/30/14	724,998	0.1
65,000	S	Brocade Communications Systems, Inc., 6.625%, 01/15/18	69,225	0.0
500,000	S	Brocade Communications Systems, Inc., 6.875%, 01/15/20	545,625	0.1
590,000	#	Calpine Corp., 7.875%, 07/31/20	625,400	0.1
1,000,000	S	Capital One Capital V, 10.250%, 08/15/39	1,064,250	0.2
735,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.000%, 01/15/19	768,075	0.1
400,000	S	CCO Holdings LLC / CCO Holdings Capital Corp., 7.250%, 10/30/17	424,000	0.1
1,000,000	S	Cellco Partnership / Verizon Wireless Capital, LLC, 5.550%, 02/01/14	1,104,891	0.2
845,000	S	CF Industries, Inc., 6.875%, 05/01/18	966,469	0.2
473,000	#	Chevron Phillips Chemical Co. LLC, 8.250%, 06/15/19	599,116	0.1
9,330,000	#	Citigroup Funding, Inc., 11.000%, 07/27/20	9,331,609	1.6
848,000	S	Citigroup, Inc., 5.000%, 09/15/14	893,293	0.2
475,000	S	Citigroup, Inc., 6.010%, 01/15/15	528,728	0.1
801,000	S	Citigroup, Inc., 8.500%, 05/22/19	1,008,096	0.2
840,000	S	CMS Energy Corp., 6.250%, 02/01/20	920,821	0.2
718,000	S	Comcast Corp., 6.550%, 07/01/39	814,571	0.1
675,000	S	Comcast Corp., 5.700%, 05/15/18	771,029	0.1
336,000	S	Comcast Corp., 5.900%, 03/15/16	389,754	0.1
64,000	S	Commonwealth Edison Co., 4.700%, 04/15/15	70,703	0.0
265,000	S	ConocoPhillips, 5.750%, 02/01/19	311,875	0.1
150,000	S	Consol Energy, Inc., 8.000%, 04/01/17	166,125	0.0
500,000	S	Crown Castle International Corp., 7.125%, 11/01/19	535,625	0.1
1,104,000	S	CVS Caremark Corp., 6.125%, 09/15/39	1,205,105	0.2
800,000	S	DaVita, Inc., 6.625%, 11/01/20	820,000	0.1
1,226,000		Devon Energy Corp., 5.600%, 07/15/41	1,282,371	0.2
443,000	S	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.500%, 03/01/16	466,698	0.1
873,000	S	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.000%, 03/01/21	933,410	0.2
624,000	S	Discover Bank/Greenwood DE, 7.000%, 04/15/20	705,563	0.1
700,000	S	DISH DBS Corp., 7.125%, 02/01/16	750,750	0.1
1,762,000	S	Dow Chemical Co., 4.250%, 11/15/20	1,811,912	0.3
411,000	S	Enbridge Energy Partners, 9.875%, 03/01/19	555,343	0.1
785,000	#	Endo Pharmaceuticals Holdings, Inc., 7.250%, 01/15/22	828,175	0.1
246,000	S	Energy Transfer Partners, 9.700%, 03/15/19	319,412	0.1
684,000	S	Entergy Corp., 5.125%, 09/15/20	698,802	0.1
438,000	S	Entergy Texas, Inc., 7.125%, 02/01/19	525,001	0.1
597,000	S	Enterprise Products Operating LLC, 6.450%, 09/01/40	669,209	0.1
651,000	S	Fifth Third Bancorp., 8.250%, 03/01/38	802,684	0.1
1,058,000	S	First Horizon National Corp., 5.375%, 12/15/15	1,142,398	0.2
500,000	S	Ford Motor Credit Co., LLC, 8.125%, 01/15/20	595,091	0.1
250,000	S	Frontier Communications Corp., 7.875%, 04/15/15	273,125	0.1

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
$1,021,000	S	General Electric Capital Corp., 2.250%, 11/09/15	$1,026,663	0.2
1,120,000	S	General Electric Capital Corp., 4.375%, 09/16/20	1,139,948	0.2
220,000	S	General Electric Capital Corp., 6.000%, 08/07/19	249,132	0.0
900,000	S	General Electric Co., 5.250%, 12/06/17	1,015,394	0.2
850,000	S	Genworth Financial, Inc., 6.515%, 05/22/18	817,596	0.1
735,000	#	Georgia-Pacific LLC, 5.400%, 11/01/20	778,932	0.1
1,982,000	S	Goldman Sachs Group, Inc., 5.375%, 03/15/20	2,058,991	0.4
500,000	S	Goldman Sachs Group, Inc., 6.250%, 09/01/17	557,495	0.1
780,000		Hanesbrands, Inc., 6.375%, 12/15/20	780,000	0.1
735,000		HCA, Inc., 7.250%, 09/15/20	779,100	0.1
506,000	S	Hess Corp., 7.000%, 02/15/14	578,942	0.1
2,126,000	S	HSBC USA, Inc., 5.000%, 09/27/20	2,144,826	0.4
991,000	#	Hyatt Hotels Corp., 6.875%, 08/15/19	1,131,750	0.2
430,000	S	Indiana Michigan Power, 7.000%, 03/15/19	524,118	0.1
619,000	S	International Lease Finance Corp., 6.625%, 11/15/13	646,855	0.1
139,000	S	International Lease Finance Corp., 8.625%, 09/15/15	153,769	0.0
601,000	S	JPMorgan Chase & Co., 4.400%, 07/22/20	606,407	0.1
250,000		JPMorgan Chase Bank NA, 5.875%, 06/13/16	278,647	0.1
2,632,000	S	Kellogg Co., 4.000%, 12/15/20	2,719,648	0.5
500,000	#	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18	521,250	0.1
857,000	S	Kraft Foods, Inc., 5.375%, 02/10/20	968,556	0.2
651,000	#	LBI Escrow Corp., 8.000%, 11/01/17	738,885	0.1
703,000	S	Lorillard Tobacco Co., 6.875%, 05/01/20	785,974	0.1
735,000		Lyondell Chemical Co., 11.000%, 05/01/18	836,062	0.1
840,000	S	Macy’s Retail Holdings, Inc., 6.375%, 03/15/37	910,816	0.2
581,000	S	Merrill Lynch & Co., Inc., 6.050%, 05/16/16	614,908	0.1
870,000		MetroPCS Wireless, Inc., 7.875%, 09/01/18	929,812	0.2
464,000	S	Metropolitan Edison, 7.700%, 01/15/19	572,707	0.1
852,000	S	Morgan Stanley, 4.100%, 01/26/15	876,836	0.2
1,486,000	S	Morgan Stanley, 7.300%, 05/13/19	1,711,294	0.3
1,314,000	#	NBC Universal, Inc., 2.875%, 04/01/16	1,342,277	0.2
442,000	#	NBC Universal, Inc., 5.150%, 04/30/20	481,610	0.1
711,000	S	Nevada Power Co., 7.125%, 03/15/19	872,479	0.2
634,000	#	News America, Inc., 4.500%, 02/15/21	635,063	0.1
774,000	S	News America, Inc., 6.900%, 03/01/19	906,868	0.2
735,000	S	Nextel Communications, Inc., 5.950%, 03/15/14	740,972	0.1
790,000	#	Nielsen Finance LLC/Nielsen Finance Co., 7.750%, 10/15/18	841,350	0.1
252,000	S	Nisource Finance Corp., 6.125%, 03/01/22	287,112	0.1
770,000	S	Omnicare, Inc., 6.875%, 12/15/15	795,025	0.1
1,055,000	#	Oracle Corp., 5.375%, 07/15/40	1,124,912	0.2
800,000	S	Owens, 7.375%, 05/15/16	878,000	0.2
857,000	#	Pacific Life Insurance Co., 9.250%, 06/15/39	1,164,488	0.2
780,000		Pinnacle Entertainment, Inc., 8.625%, 08/01/17	852,150	0.2
480,000	S	Pioneer Natural Resources Co., 7.500%, 01/15/20	555,222	0.1
735,000		Plains Exploration & Production Co., 7.625%, 04/01/20	799,312	0.1
219,000	S	Principal Financial Group, Inc., 7.875%, 05/15/14	254,139	0.0
1,245,000	S	Protective Life Corp., 8.450%, 10/15/39	1,432,854	0.3
230,000	#,S	QVC, Inc., 7.500%, 10/01/19	254,725	0.0
598,000	S	Qwest Corp., 6.500%, 06/01/17	657,800	0.1
554,000	S	Sempra Energy, 6.500%, 06/01/16	657,967	0.1
522,000	S	SLM Corp., 5.375%, 05/15/14	541,375	0.1
645,000	S	SLM Corp., 8.000%, 03/25/20	707,813	0.1
555,000	S	Smithfield Foods, Inc., 10.000%, 07/15/14	651,431	0.1
476,000	S	Southwestern Electric Power, 5.550%, 01/15/17	524,945	0.1
500,000	#	SPX Corp., 6.875%, 09/01/17	538,750	0.1
2,078,000	S	St. Jude Medical, Inc., 2.500%, 01/15/16	2,116,320	0.4
1,374,000	S	Symantec Corp., 4.200%, 09/15/20	1,371,061	0.2
937,000	S	Time Warner Cable, Inc., 6.750%, 06/15/39	1,077,523	0.2
765,000	S	Time Warner Cable, Inc., 5.875%, 11/15/40	790,321	0.1
150,000	S	Time Warner Cable, Inc., 7.500%, 04/01/14	173,281	0.0
1,481,000	S	Time Warner, Inc., 7.700%, 05/01/32	1,859,148	0.3

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
$780,000		Toys R Us Property Co. II LLC, 8.500%, 12/01/17	$838,500	0.1
479,000	S	Transcontinental Gas Pipe Line Co. LLC, 6.050%, 06/15/18	553,656	0.1
150,000	S	TreeHouse Foods, Inc., 7.750%, 03/01/18	160,688	0.0
825,000	S	Tyson Foods, Inc., 6.850%, 04/01/16	922,969	0.2
400,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	388,000	0.1
851,000	S	Wachovia Bank NA, 6.600%, 01/15/38	985,641	0.2
408,000	S	Wachovia Bank NA, 6.000%, 11/15/17	463,018	0.1
800,000		Windstream Corp., 7.000%, 03/15/19	818,000	0.1
210,000	S	Wyndham Worldwide Corp., 7.375%, 03/01/20	238,503	0.0
735,000	S	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, 11/01/17	821,363	0.1
257,000	S	Xerox Corp., 4.250%, 02/15/15	276,968	0.1
735,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	782,775	0.1
			114,548,732	19.8
		Total Corporate Bonds/Notes (Cost $178,623,364)	189,204,998	32.7
COLLATERALIZED MORTGAGE OBLIGATIONS: 7.3%
		United States: 7.3%
1,685,000	#	American General Mortgage Loan Trust, 5.750%, 09/25/48	1,725,096	0.3
470,000	S	Banc of America Commercial Mortgage, Inc., 5.243%, 07/10/43	457,599	0.1
770,000	S	Banc of America Commercial Mortgage, Inc., 5.303%, 07/10/43	744,966	0.1
600,000	S	Banc of America Commercial Mortgage, Inc., 5.801%, 06/10/49	574,107	0.1
919,762	S	Banc of America Funding Corp., 5.750%, 11/25/35	907,076	0.2
802,421	S	Banc of America Funding Corp., 5.750%, 10/25/35	806,467	0.1
550,000	#	Banc of America Large Loan, Inc., 5.721%, 10/10/45	556,919	0.1
630,000	#	Banc of America Large Loan, Inc., 6.010%, 10/10/45	635,131	0.1
1,720,000		Bear Stearns Adjustable Rate Mortgage Trust, 2.759%, 08/25/35	1,590,370	0.3
2,198,146	S	Chase Mortgage Finance Corp., 5.383%, 12/25/35	2,080,143	0.4
371,110	S	CW Capital Cobalt Ltd., 5.174%, 08/15/48	373,000	0.1
1,000,000	#	DBUBS Mortgage Trust, 5.557%, 11/10/46	888,261	0.2
1,186,888	S	First Horizon Asset Securities, Inc., 5.750%, 02/25/36	1,186,179	0.2
176,000	#	Ford Credit Floorplan Master Owner Trust, 4.200%, 02/15/17	191,349	0.0
1,030,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.981%, 01/15/42	942,105	0.2
440,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 5.389%, 07/15/46	379,776	0.1
1,310,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 6.288%, 02/12/51	1,348,472	0.2
631,381	S	JPMorgan Mortgage Trust, 4.585%, 07/25/35	577,565	0.1
463,730	S	JPMorgan Mortgage Trust, 5.218%, 07/25/35	459,762	0.1
677,107	S	JPMorgan Mortgage Trust, 5.360%, 07/25/35	662,173	0.1
600,000	S	LB Commercial Conduit Mortgage Trust, 5.941%, 07/15/44	570,808	0.1
920,000	S	LB-UBS Commercial Mortgage Trust, 4.986%, 12/15/39	885,090	0.2
890,000	S	LB-UBS Commercial Mortgage Trust, 5.323%, 11/15/40	835,655	0.1
720,000	S	LB-UBS Commercial Mortgage Trust, 5.713%, 09/15/45	766,751	0.1
260,000	#	LB-UBS Commercial Mortgage Trust, 5.750%, 01/15/36	267,390	0.0
2,000,000	S	LB-UBS Commercial Mortgage Trust, 5.890%, 06/15/38	1,790,108	0.3
779,077	S	Morgan Stanley Capital I, 0.457%, 04/12/49	723,376	0.1
430,000	S	Morgan Stanley Capital I, 5.242%, 01/14/42	418,367	0.1
980,000	#	Morgan Stanley Capital I, 5.256%, 09/15/47	892,069	0.2
1,330,000	#	Morgan Stanley Capital I, 5.397%, 01/13/41	1,327,617	0.2
2,282,237	S	Morgan Stanley Capital I, 5.592%, 04/12/49	2,312,285	0.4
190,000	#	Morgan Stanley Dean Witter Capital I, 6.500%, 11/15/36	86,761	0.0
580,000	S	Salomon Brothers Mortgage Securities VII, Inc., 6.784%, 12/18/35	582,526	0.1

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
			United States: (continued)
$651,604		S	Structured Adjustable Rate Mortgage Loan Trust, 5.448%, 11/25/34	$641,298	0.1
2,217,661		+,S	Structured Asset Securities Corp., 4.550%, 02/25/34	2,253,197	0.4
512,389		S	Structured Asset Securities Corp., 2.547%, 09/25/33	454,080	0.1
782,555		S	Structured Asset Securities Corp., 5.000%, 05/25/35	782,867	0.1
911,050		S	Thornburg Mortgage Securities Trust, 0.927%, 09/25/44	837,597	0.1
1,040,000		#	Wachovia Bank Commercial Mortgage Trust, 5.125%, 08/15/35	1,065,151	0.2
630,000		S	Wachovia Bank Commercial Mortgage Trust, 5.383%, 12/15/43	567,096	0.1
627,000		#	Wachovia Bank Commercial Mortgage Trust, 5.704%, 02/15/35	623,425	0.1
777,777		S	WaMu Mortgage Pass Through Certificates, 2.582%, 01/25/36	731,386	0.1
1,249,177		S	Wells Fargo Mortgage Backed Securities Trust, 5.253%, 05/25/35	1,204,865	0.2
1,534,794		S	Wells Fargo Mortgage Backed Securities Trust, 2.761%, 06/25/35	1,414,441	0.2
975,075		S	Wells Fargo Mortgage Backed Securities Trust, 5.000%, 11/25/36	998,610	0.2
2,198,014		S	Wells Fargo Mortgage-Backed Securities Trust, 5.356%, 08/25/35	2,161,521	0.4
			Total Collateralized Mortgage Obligations (Cost $42,564,376)	42,280,853	7.3
MUNICIPAL BONDS: 0.2%
			United States: 0.2%
988,000		S	Louisiana Local Government Environmental Facilities & Community Development Auth, 2.470%, 02/01/19	1,011,021	0.2
			Total Municipal Bonds (Cost $987,729)	1,011,021	0.2
U.S. TREASURY OBLIGATIONS: 5.9%
			U.S. Treasury Bonds: 1.6%
2,464,000		S	3.125%, due 5/15/2021	2,531,750	0.4
6,125,000		S	4.750%, due 2/15/2041	6,785,355	1.2
				9,317,105	1.6
			U.S. Treasury Notes: 4.3%
1,778,000			0.500%, due 5/31/2013	1,783,140	0.3
139,000			0.625%, due 7/15/2014	139,326	0.0
6,498,000		S	0.750%, due 6/15/2014	6,540,139	1.2
16,204,000			1.500%, due 6/30/2016	16,330,667	2.8
				24,793,272	4.3
			Total U.S. Treasury Obligations (Cost $33,603,454)	34,110,377	5.9
FOREIGN GOVERNMENT BONDS: 33.3%
			Brazil: 8.8%
BRL	91,628,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	51,044,627	8.8
			Canada: 1.5%
CAD	3,000,000		Canadian Government Bond, 1.750%, 03/01/13	3,160,919	0.5
CAD	1,000,000		Canadian Government Bond, 3.000%, 12/01/15	1,094,333	0.2
CAD	2,000,000		Canadian Government Bond, 3.500%, 06/01/20	2,227,432	0.4
CAD	1,800,000		Canadian Government Bond, 4.000%, 06/01/41	2,139,201	0.4
				8,621,885	1.5
			Germany: 7.6%
EUR	5,600,000		Bundesobligation, 2.750%, 04/08/16	8,417,059	1.4
EUR	11,000,000		Bundesrepublik Deutschland, 3.250%, 07/04/21	16,773,901	2.9
EUR	5,930,000		Bundesrepublik Deutschland, 3.250%, 07/04/42	8,447,008	1.5
EUR	7,000,000		Bundesschatzanweisungen, 1.750%, 06/14/13	10,166,898	1.8
				43,804,866	7.6
			Mexico: 5.0%
MXN	178,200,000		Mexican Bonos, 6.500%, 06/10/21	15,072,356	2.6
MXN	168,000,000		Mexican Cetes, 4.630%, 09/22/11	14,225,045	2.4
				29,297,401	5.0
			South Africa: 5.2%
1,426,000		#	Eskom Holdings Ltd.., 5.750%, 01/26/21	1,515,125	0.3
ZAR	25,051,938		South Africa Government Bond, 2.750%, 01/31/22	3,813,083	0.7
ZAR	173,835,023		South Africa Government Bond, 7.250%, 01/15/20	24,560,082	4.2
				29,888,290	5.2
			South Korea: 4.0%
1,900,000		#	Korea Housing Finance Corp., 3.500%, 12/15/16	1,933,791	0.3
500,000		#	Korea Housing Finance Corp., 4.125%, 12/15/15	527,690	0.1
KRW	21,931,000,000		Korea Treasury Bond, 4.750%, 12/10/11	20,901,223	3.6
				23,362,704	4.0

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
			United Kingdom: 1.1%
GBP	800,000		United Kingdom Gilt, 4.250%, 12/07/40	$1,367,047	0.2
GBP	1,000,000		United Kingdom Gilt, 4.500%, 03/07/13	1,742,745	0.3
GBP	800,000		United Kingdom Gilt, 4.750%, 03/07/20	1,518,716	0.3
GBP	1,000,000		United Kingdom Gilt, 4.750%, 09/07/15	1,860,123	0.3
				6,488,631	1.1
			Uruguay: 0.1%
UYU	6,067,000		Uruguay Government International Bond, 4.250%, 04/05/27	487,112	0.1
			Total Foreign Government Bonds (Cost $188,342,360)	192,995,516	33.3
ASSET-BACKED SECURITIES: 3.6%
			United States: 3.6%
184,000		S	Capital One Multi-Asset Execution Trust, 5.050%, 12/17/18	209,435	0.0
874,000		S	Capital One Multi-Asset Execution Trust, 5.750%, 07/15/20	1,026,595	0.2
590,000		S	CarMax Auto Owner Trust, 1.290%, 09/15/15	594,072	0.1
1,769,000		S	CarMax Auto Owner Trust, 2.160%, 09/15/16	1,818,833	0.3
925,000		#	Chrysler Financial Auto Securitization Trust, 5.570%, 08/08/14	945,487	0.2
968,000		#	Chrysler Financial Auto Securitization Trust, 6.250%, 05/08/14	989,683	0.2
1,836,000		#	Chrysler Financial Auto Securitization Trust, 6.540%, 11/10/14	1,903,239	0.3
180,000			Citibank Credit Card Issuance Trust, 5.350%, 02/07/20	210,633	0.1
39,000			Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	46,187	0.0
50,000		S	Citibank Credit Card Issuance Trust, 0.597%, 07/15/14	49,754	0.0
186,000		S	Citibank Credit Card Issuance Trust, 6.300%, 06/20/14	194,174	0.0
1,596,000		S	Discover Card Master Trust, 5.650%, 03/16/20	1,885,617	0.3
EUR	7,553,000		MBNA Credit Card Master Note Trust, 5.600%, 07/17/14	11,017,044	1.9
			Total Asset-Backed Securities (Cost $20,303,404)	20,890,753	3.6
U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.0%
			Federal Home Loan Mortgage Corporation: 3.2%##
6,131,000		W	4.000%, due 4/15/2041	6,205,722	1.1
561,000		W	5.000%, due 9/15/2033	596,063	0.1
1,942,349		S	5.000%, due 1/1/2041	2,074,996	0.3
1,906,598		S	5.500%, due 11/15/2032	2,094,276	0.4
3,021,000		W	5.500%, due 9/13/2036	3,264,097	0.6
2,401,000		W	6.000%, due 9/15/2034	2,634,723	0.4
1,387,000		W	6.500%, due 4/15/2038	1,544,555	0.3
				18,414,432	3.2
			Federal National Mortgage Association: 5.1%##
3,934,000		W	4.500%, due 5/15/2039	4,087,672	0.7
1,830,000		W	4.500%, due 9/1/2039	1,904,058	0.3
653,533		S	4.500%, due 12/1/2040	683,438	0.1
1,102,631		S	4.500%, due 12/1/2040	1,153,086	0.2
1,655,405		S	4.500%, due 12/1/2040	1,731,154	0.3
1,447,313		S	4.500%, due 1/1/2041	1,513,540	0.3
1,664,063		S	4.500%, due 1/1/2041	1,740,209	0.3
5,265,000			5.000%, due 09/13/2036	5,601,468	1.0
1,791,242		S	5.000%, due 1/1/2041	1,914,969	0.3
1,898,773		S	5.000%, due 2/1/2041	2,032,302	0.4
1,601,941		S	5.000%, due 5/1/2041	1,714,595	0.3
477,899		S	5.000%, due 6/1/2041	511,507	0.1
1,029,667		S	6.000%, due 4/25/2033	1,151,482	0.2
1,718,474		S	6.000%, due 12/1/2037	1,906,288	0.3
1,708,877		S	6.000%, due 2/1/2038	1,895,642	0.3
64,624		S	7.294%, due 6/17/2040	75,068	0.0
				29,616,478	5.1
			Government National Mortgage Association: 1.7%
3,453,000		W	4.000%, due 3/15/2041	3,557,669	0.6
1,346,000		W	4.500%, due 9/15/2039	1,429,704	0.3
208,523		^^,S	5.500%, due 3/20/2039	231,215	0.0
1,791,039		S	5.500%, due 2/15/2041	1,983,421	0.3
784,663			5.140%, due 10/20/2060	862,659	0.2
527,253			5.288%, due 10/20/2060	581,073	0.1
1,030,470			5.290%, due 10/20/2060	1,135,669	0.2
				9,781,410	1.7
			Total U.S. Government Agency Obligations (Cost $57,128,540)	57,812,320	10.0

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.3%
		Options on Currencies: 0.3%
19,700,000	@	EUR vs JPY Currency Put Option, Strike @ 109.600, Exp. 09/02/11 Counterparty: Deutsche Bank AG	438,788	0.1
13,100,000	@	USD vs AUD Currency Put Option, Strike @ 1.040, Exp. 08/03/11 Counterparty: Morgan Stanley	107	0.0
28,600,000	@	USD vs CHF Currency Call Option, Strike @ 0.790, Exp. 08/10/11 Counterparty: Deutsche Bank AG	312,733	0.1

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2011 (Unaudited) (continued)

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
		Options on Currencies: (continued)
28,200,000	@	USD vs EUR Currency Put Option, Strike @ 1.460, Exp. 08/02/11 Counterparty: Deutsche Bank AG	$17,818	0.0
26,500,000	@	USD vs EUR Currency Put Option, Strike @ 1.460, Exp. 08/05/11 Counterparty: Deutsche Bank AG	59,828	0.0
28,200,000	@	USD vs EUR Currency Put Option, Strike @ 1.430, Exp. 08/02/11 Counterparty: Deutsche Bank AG	223,998	0.0
56,700,000	@	USD vs JPY Currency Call Option, Strike @ 77.000, Exp. 08/10/11 Counterparty: Deutsche Bank AG	477,074	0.1
26,400,000	@	USD vs TWD Currency Call Option, Strike @ 29.400, Exp. 08/25/11 Counterparty: Morgan Stanley	28,684	0.0
			1,559,030	0.3
		Options on Interest Rate Swaptions: 0.0%
34,275,000	@	Call OTC Swaption. 3-month USD-LIBOR-BBA, Strike @ 1.680%, Exp. 09/23/11 Counterparty: Morgan Stanley	178,274	0.0
		Total Purchased Options (Cost $1,549,123)	1,737,304	0.3
		Total Long-Term Investments (Cost $523,102,350)	540,043,142	93.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
		Commercial Paper: 0.5%
$3,000,000		Concord Minutemen Capital Co., 02/13/12
		(Cost $2,990,200)	2,993,490	0.5

Shares			Value	Percentage of Net Assets
		Repurchase Agreement: 1.2%
6,780,000		Repurchase Agreement
		(Cost $6,780,000)	6,780,000	1.2
		Total Short-Term Investments
		(Cost $9,770,200)	9,773,490	1.7
		Total Investments in Securities (Cost $532,872,550)*	$549,816,632	95.0
		Assets in Excess of Other Liabilities	28,918,496	5.0
		Net Assets	$578,735,128	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	@	Non-income producing security
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	W	Settlement is on a when-issued or delayed-delivery basis.
	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	BRL	Brazilian Real
	CAD	Canadian Dollar
	EUR	EU Euro
	GBP	British Pound
	IDR	Indonesian Rupiah
	KRW	South Korean Won
	MXN	Mexican Peso
	UYU	Uruguayan Peso Uruguayo
	ZAR	South African Rand
	*	Cost for federal income tax purposes is $533,077,627.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$20,532,569
		Gross Unrealized Depreciation	(3,793,564)
		Net Unrealized appreciation	$16,739,005

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2011 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Automobile Asset-Backed Securities	1.1%
Collateralized Mortgage Obligations	7.3
Consumer Discretionary	3.9
Consumer Staples	1.8
Credit Card Asset-Backed Securities	2.5
Energy	3.6
Federal Home Loan Mortgage Corporation	3.2
Federal National Mortgage Association	5.1
Financials	12.6
Foreign Government Bonds	33.3
Government National Mortgage Association	1.7
Health Care	1.0
Industrials	3.0
Information Technology	0.9
Materials	1.6
Municipal	0.2
Options on Currencies	0.3
Options on Interest Rate Swaptions	0.0%
Telecommunications	2.4
U.S. Treasury Bonds	1.6
U.S. Treasury Notes	4.3
Utilities	1.9
Short-Term Investments	0.5
Repurchase Agreement	1.2
Assets in Excess of Other Liabilities	5.0
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 7/31/2011
Asset Table
Investments, at value
Purchased Options	$—	$1,737,304	$—	$1,737,304
Corporate Bonds/Notes	—	173,412,350	15,792,648	189,204,998
Collateralized Mortgage Obligations	—	42,280,853	—	42,280,853
Municipal Bonds	—	1,011,021	—	1,011,021
Short-Term Investments	—	9,773,490	—	9,773,490
U.S. Treasury Obligations	—	34,110,377	—	34,110,377
Foreign Government Bonds	—	141,950,889	51,044,627	192,995,516
U.S. Government Agency Obligations	—	56,949,661	862,659	57,812,320
Asset-Backed Securities	—	20,890,753	—	20,890,753
Total Investments, at value	$—	$482,116,698	$67,699,934	$549,816,632
Other Financial Instruments+
Swaps	—	1,244,867	—	1,244,867
Futures	3,224,438	—	—	3,224,438
Forward Foreign Currency Contracts	—	10,744,354	—	10,744,354
Total Assets	$3,224,438	$494,105,919	$67,699,934	$565,030,291
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(6,817,969)	$—	$(6,817,969)
Futures	(835,135)	—	—	(835,135)
Written Options	—	(597,922)	—	(597,922)
Forward Foreign Currency Contracts	—	(8,798,575)	—	(8,798,575)
Total Liabilities	$(835,135)	$(16,214,466)	$—	$(17,049,601)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no significant transfers between Level 1 and 2 during the period ended July 31, 2011.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended July 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	7/31/2011
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$15,418,358	$—	$(665)	$—	$374,955	$—	$—	$15,792,648
U.S. Government Agency Obligations	—	—	—	—	—	—	862,659	—	862,659
Other Bonds	—	53,014,606	—	77,657	—	(2,047,636)	—	—	51,044,627
Total Investments, at value	$—	$68,432,964	$—	$76,992	$—	$(1,672,681)	$862,659	$—	$67,699,934
Other Financial Instruments+:
Swaps	23,291	—	(203,232)	—	203,232	(23,291)	—	—	—
Total Assets	$23,291	$68,432,964	$(203,232)	$76,992	$203,232	$(1,695,972)	$862,659	$—	$67,699,934

Liabilities Table
Other Financial Instruments+:
Swaps, at value	$(30,636)	$—	$20,155	$—	$(20,155)	$30,636	$—	$—	$—
Total Liabilities	$(30,636)	$—	$20,155	$—	$(20,155)	$30,636	$—	$—	$—

As of July 31, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(1,672,681).

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2011 (Unaudited) (continued)

At July 31, 2011 , the following forward foreign currency contracts were outstanding for the ING Global Bond Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citigroup, Inc.	Taiwan New Dollar	145,502,280	Buy	08/12/11	$5,068,000	$5,046,363	$(21,637)
Citigroup, Inc.	Norwegian Krone	8,323,147	Buy	08/12/11	1,514,000	1,544,670	30,670
Citigroup, Inc.	Norwegian Krone	9,289,852	Buy	08/12/11	1,677,000	1,724,079	47,079
Citigroup, Inc.	Canadian Dollar	8,817,087	Buy	08/26/11	9,307,716	9,222,767	(84,949)
Citigroup, Inc.	Japanese Yen	4,168,232,203	Buy	08/26/11	53,284,282	54,162,947	878,665
Credit Suisse First Boston	Polish Zloty	18,912,781	Buy	08/12/11	6,878,000	6,788,446	(89,554)
Credit Suisse First Boston	British Pound	2,600,160	Buy	08/12/11	4,198,000	4,267,483	69,483
Credit Suisse First Boston	Australian Dollar	6,539,207	Buy	08/26/11	7,134,000	7,157,406	23,406

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2011 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Singapore Dollar	13,923,600	Buy	08/12/11	$11,320,000	$11,563,799	$243,799
Deutsche Bank AG	Indonesian Rupiah	45,357,772,000	Buy	08/12/11	5,276,000	5,325,501	49,501
Deutsche Bank AG	Indonesian Rupiah	44,994,263,000	Buy	08/12/11	5,178,898	5,282,822	103,924
Deutsche Bank AG	Peruvian Nuevo Sol	28,989,850	Buy	08/12/11	10,476,997	10,577,933	100,936
Deutsche Bank AG	South African Rand	58,384,076	Buy	08/26/11	8,251,000	8,702,035	451,035
Deutsche Bank AG	Brazilian Real	8,436,764	Buy	09/23/11	5,107,000	5,374,921	267,921
Deutsche Bank AG	Brazilian Real	21,046,560	Buy	09/23/11	13,040,000	13,408,411	368,411
Deutsche Bank AG	Norwegian Krone	19,826,135	Buy	08/12/11	3,653,000	3,679,479	26,479
Deutsche Bank AG	Swedish Krona	16,397,066	Buy	08/12/11	2,587,000	2,604,577	17,577
Deutsche Bank AG	Japanese Yen	309,905,370	Buy	08/26/11	3,972,000	4,026,980	54,980
Deutsche Bank AG	South Korean Won	7,715,593,200	Buy	08/12/11	7,294,000	7,311,705	17,705
Deutsche Bank AG	Japanese Yen	1,111,500,029	Buy	08/26/11	14,268,000	14,443,081	175,081
Deutsche Bank AG	Australian Dollar	21,091,311	Buy	08/26/11	22,779,354	23,085,226	305,872
Deutsche Bank AG	Swiss Franc	3,856,328	Buy	08/12/11	4,621,174	4,900,796	279,622
Deutsche Bank AG	Philippine Peso	208,318,560	Buy	08/12/11	4,848,000	4,938,456	90,456
Deutsche Bank AG	South Korean Won	1,137,614,500	Buy	08/12/11	1,058,000	1,078,064	20,064
Deutsche Bank AG	Indonesian Rupiah	96,461,680,000	Buy	10/21/11	11,240,000	11,225,439	(14,561)
Deutsche Bank AG	Indonesian Rupiah	45,938,176,000	Buy	10/21/11	5,312,000	5,345,917	33,917
HSBC	Polish Zloty	29,141,201	Buy	08/12/11	10,685,000	10,459,777	(225,223)
HSBC	Polish Zloty	14,373,978	Buy	08/12/11	5,317,000	5,159,314	(157,686)
HSBC	Philippine Peso	228,804,650	Buy	08/12/11	5,305,000	5,424,105	119,105
HSBC	Russian Ruble	148,148,000	Buy	08/12/11	5,291,000	5,353,226	62,226
HSBC	Philippine Peso	448,995,305	Buy	08/12/11	10,533,367	10,644,003	110,636
HSBC	Indian Rupee	507,821,300	Buy	08/26/11	11,204,000	11,435,742	231,742
HSBC	Chilean Peso	552,970,000	Buy	08/12/11	1,210,000	1,206,646	(3,354)
HSBC	Philippine Peso	51,158,520	Buy	08/12/11	1,212,000	1,212,778	778
HSBC	Singapore Dollar	1,110,602	Buy	08/12/11	924,000	922,375	(1,625)
HSBC	South Korean Won	1,737,517,600	Buy	08/12/11	1,646,000	1,646,564	564
HSBC	Colombian Peso	16,814,001,600	Buy	08/12/11	9,493,000	9,451,655	(41,345)
HSBC	Israeli New Shekel	34,500,204	Buy	08/12/11	10,099,000	10,074,973	(24,027)
HSBC	Indonesian Rupiah	9,329,985,000	Buy	10/21/11	1,097,000	1,085,749	(11,251)
HSBC	Indian Rupee	223,814,880	Buy	10/21/11	4,944,000	4,989,231	45,231
HSBC	Indian Rupee	447,792,030	Buy	10/21/11	9,893,770	9,982,080	88,310
JPMorgan Chase & Co.	British Pound	3,527,133	Buy	08/12/11	5,763,000	5,788,866	25,866
JPMorgan Chase & Co.	British Pound	1,020,050	Buy	08/12/11	1,666,000	1,674,145	8,145
JPMorgan Chase & Co.	British Pound	795,076	Buy	08/12/11	1,305,000	1,304,910	(90)
JPMorgan Chase & Co.	British Pound	2,842,724	Buy	08/12/11	4,637,000	4,665,588	28,588
JPMorgan Chase & Co.	British Pound	2,383,841	Buy	08/12/11	3,822,000	3,912,451	90,451
JPMorgan Chase & Co.	Japanese Yen	181,530,584	Buy	08/26/11	2,334,000	2,358,849	24,849
JPMorgan Chase & Co.	Swedish Krona	91,303,864	Buy	08/12/11	14,079,239	14,503,082	423,843
JPMorgan Chase & Co.	Canadian Dollar	993,733	Buy	08/26/11	1,053,000	1,039,455	(13,545)
JPMorgan Chase & Co.	New Zealand Dollar	962,560	Buy	08/26/11	838,000	844,473	6,473
JPMorgan Chase & Co.	Swedish Krona	91,980,599	Buy	08/12/11	13,984,000	14,610,578	626,578
JPMorgan Chase & Co.	Danish Krone	6,953,272	Buy	08/12/11	1,309,659	1,340,698	31,039
JPMorgan Chase & Co.	British Pound	7,821,692	Buy	08/12/11	12,474,418	12,837,262	362,844
JPMorgan Chase & Co.	Japanese Yen	279,457,563	Buy	08/26/11	3,572,000	3,631,334	59,334
JPMorgan Chase & Co.	Norwegian Krone	152,814,862	Buy	08/12/11	27,689,164	28,360,499	671,335
JPMorgan Chase & Co.	New Zealand Dollar	8,796,520	Buy	08/26/11	7,588,142	7,717,364	129,222
JPMorgan Chase & Co.	Swedish Krona	44,360,520	Buy	08/12/11	6,791,256	7,046,408	255,152
Morgan Stanley	South Korean Won	5,721,079,200	Buy	08/12/11	5,316,000	5,421,598	105,598

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2011 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Morgan Stanley	South Korean Won	3,979,820,750	Buy	08/12/11	$3,691,000	$3,771,489	$80,489
Morgan Stanley	South Korean Won	7,814,202,000	Buy	08/12/11	7,212,000	7,405,152	193,152
Morgan Stanley	South Korean Won	1,440,186,800	Buy	08/12/11	1,322,000	1,364,797	42,797
Morgan Stanley	Chilean Peso	2,800,338,750	Buy	08/12/11	5,955,000	6,110,672	155,672
Morgan Stanley	South Korean Won	2,943,963,000	Buy	08/12/11	2,724,000	2,789,855	65,855
Morgan Stanley	Malaysian Ringgit	19,132,282	Buy	08/12/11	6,331,000	6,440,206	109,206
Morgan Stanley	Colombian Peso	9,251,781,000	Buy	08/12/11	5,082,000	5,200,704	118,704
Morgan Stanley	Colombian Peso	9,973,600,000	Buy	08/12/11	5,480,000	5,606,460	126,460
Morgan Stanley	Indian Rupee	447,792,030	Buy	08/12/11	9,797,441	10,110,532	313,091
Morgan Stanley	South Korean Won	2,963,483,200	Buy	08/12/11	2,746,000	2,808,354	62,354
Morgan Stanley	Chilean Peso	2,328,364,290	Buy	08/12/11	4,988,247	5,080,767	92,520
Morgan Stanley	South Korean Won	1,733,725,600	Buy	08/12/11	1,616,000	1,642,970	26,970
Morgan Stanley	Singapore Dollar	14,396,363	Buy	08/12/11	11,777,033	11,956,437	179,404
Morgan Stanley	South Korean Won	9,013,141,600	Buy	08/12/11	8,389,000	8,541,331	152,331
Morgan Stanley	Chilean Peso	2,425,440,000	Buy	08/12/11	5,216,000	5,292,599	76,599
Morgan Stanley	South Korean Won	673,119,250	Buy	08/12/11	631,000	637,883	6,883
Morgan Stanley	South Korean Won	7,078,842,150	Buy	08/12/11	6,621,000	6,708,286	87,286
Morgan Stanley	Chilean Peso	2,476,989,000	Buy	08/12/11	5,259,000	5,405,085	146,085
Morgan Stanley	Indian Rupee	145,911,500	Buy	10/21/11	3,290,000	3,252,627	(37,373)
Morgan Stanley	Indian Rupee	186,552,050	Buy	10/21/11	4,141,000	4,158,577	17,577
UBS Warburg LLC	Swedish Krona	91,820,095	Buy	08/12/11	14,093,000	14,585,082	492,082
UBS Warburg LLC	Swedish Krona	91,939,237	Buy	08/12/11	14,093,000	14,604,007	511,007
							$9,494,796

Citigroup, Inc.	Taiwan New Dollar	395,120,640	Sell	08/12/11	$13,952,000	$13,703,717	$248,283
Citigroup, Inc.	Norwegian Krone	6,176,418	Sell	08/12/11	1,143,000	1,146,265	(3,265)
Citigroup, Inc.	Colombian Peso	16,489,979,625	Sell	08/12/11	9,329,550	9,269,512	60,038
Citigroup, Inc.	Norwegian Krone	10,164,954	Sell	08/12/11	1,900,000	1,886,487	13,513
Citigroup, Inc.	Swedish Krona	91,353,900	Sell	08/12/11	14,008,000	14,511,030	(503,030)
Citigroup, Inc.	Czech Koruna	166,118,498	Sell	08/26/11	9,790,843	9,871,744	(80,901)
Credit Suisse First Boston	Indonesian Rupiah	44,994,263,000	Sell	08/12/11	5,174,728	5,282,821	(108,093)
Credit Suisse First Boston	British Pound	2,009,681	Sell	08/12/11	3,245,000	3,298,366	(53,366)
Credit Suisse First Boston	EU Euro	9,877,685	Sell	08/26/11	14,268,000	14,184,998	83,002
Credit Suisse First Boston	British Pound	1,530,967	Sell	08/12/11	2,436,000	2,512,682	(76,682)
Credit Suisse First Boston	EU Euro	29,163,909	Sell	08/26/11	41,859,921	41,881,270	(21,349)
Deutsche Bank AG	Indonesian Rupiah	54,939,981,760	Sell	08/12/11	6,335,330	6,450,558	(115,228)
Deutsche Bank AG	South African Rand	90,806,992	Sell	08/26/11	12,822,224	13,534,608	(712,384)
Deutsche Bank AG	British Pound	8,724,204	Sell	08/12/11	14,268,000	14,318,500	(50,500)
Deutsche Bank AG	Swedish Krona	11,844,609	Sell	08/12/11	1,866,000	1,881,447	(15,447)
Deutsche Bank AG	Swedish Krona	92,079,209	Sell	08/12/11	14,093,000	14,626,241	(533,241)
Deutsche Bank AG	British Pound	2,052,397	Sell	08/12/11	3,311,000	3,368,472	(57,472)
Deutsche Bank AG	British Pound	8,779,224	Sell	08/12/11	14,115,000	14,408,801	(293,801)
Deutsche Bank AG	British Pound	2,529,073	Sell	08/12/11	4,074,000	4,150,812	(76,812)
Deutsche Bank AG	New Zealand Dollar	1,893,538	Sell	08/26/11	1,644,000	1,661,239	(17,239)
Deutsche Bank AG	Norwegian Krone	3,951,840	Sell	08/12/11	709,000	733,411	(24,411)
Deutsche Bank AG	Swedish Krona	5,584,307	Sell	08/12/11	851,000	887,034	(36,034)
HSBC	South African Rand	31,337,702	Sell	08/26/11	4,546,079	4,670,825	(124,746)
HSBC	Philippine Peso	448,995,305	Sell	08/12/11	10,281,786	10,644,004	(362,218)
HSBC	Singapore Dollar	14,396,363	Sell	08/12/11	11,519,487	11,956,438	(436,951)
HSBC	Peruvian Nuevo Sol	28,989,850	Sell	08/12/11	10,170,093	10,577,933	(407,840)
HSBC	Polish Zloty	27,056,191	Sell	08/12/11	9,395,000	9,711,396	(316,396)
HSBC	Indian Rupee	447,792,030	Sell	08/12/11	9,981,989	10,110,531	(128,542)
JPMorgan Chase & Co.	British Pound	2,868,289	Sell	08/12/11	4,687,000	4,707,547	(20,547)
JPMorgan Chase & Co.	British Pound	829,153	Sell	08/12/11	1,352,000	1,360,838	(8,838)
JPMorgan Chase & Co.	EU Euro	10,010,981	Sell	08/26/11	14,268,000	14,376,419	(108,419)
JPMorgan Chase & Co.	Canadian Dollar	1,990,362	Sell	08/26/11	2,096,000	2,081,939	14,061

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2011 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Norwegian Krone	3,291,589	Sell	08/12/11	$596,000	$610,877	$(14,877)
JPMorgan Chase & Co.	Canadian Dollar	1,965,760	Sell	08/26/11	2,081,000	2,056,206	24,794
Morgan Stanley	South Korean Won	4,083,264,000	Sell	08/12/11	3,753,000	3,869,517	(116,517)
Morgan Stanley	South Korean Won	3,083,610,000	Sell	08/12/11	2,829,000	2,922,192	(93,192)
Morgan Stanley	South Korean Won	1,148,454,450	Sell	08/12/11	1,053,000	1,088,336	(35,336)
Morgan Stanley	South Korean Won	4,481,867,500	Sell	08/12/11	4,126,000	4,247,255	(121,255)
Morgan Stanley	South Korean Won	3,112,515,000	Sell	08/12/11	2,870,000	2,949,584	(79,584)
Morgan Stanley	South Korean Won	1,125,660,000	Sell	08/12/11	1,028,000	1,066,735	(38,735)
Morgan Stanley	South Korean Won	6,425,033,800	Sell	08/12/11	5,884,000	6,088,703	(204,703)
Morgan Stanley	Colombian Peso	274,252,710	Sell	08/12/11	149,620	154,166	(4,546)
Morgan Stanley	South Korean Won	9,172,142,000	Sell	08/12/11	8,344,000	8,692,008	(348,008)
Morgan Stanley	South African Rand	59,567,040	Sell	08/26/11	8,320,000	8,878,353	(558,353)
Morgan Stanley	South African Rand	33,291	Sell	08/26/11	4,675	4,962	(287)
Morgan Stanley	Indian Rupee	226,654,200	Sell	08/26/11	4,938,000	5,104,077	(166,077)
Morgan Stanley	South Korean Won	11,277,610,970	Sell	08/12/11	10,512,706	10,687,261	(174,555)
Morgan Stanley	South African Rand	62,411,883	Sell	08/26/11	9,313,121	9,302,371	10,750
Morgan Stanley	Mexican Peso	72,428,825	Sell	08/26/11	6,216,907	6,155,605	61,302
Morgan Stanley	Brazilian Real	98,074,280	Sell	08/12/11	61,782,966	63,037,597	(1,254,631)
Morgan Stanley	Malaysian Ringgit	19,132,282	Sell	08/12/11	6,328,906	6,440,207	(111,301)
UBS Warburg LLC	Swedish Krona	6,379,871	Sell	08/12/11	1,021,000	1,013,405	7,595
UBS Warburg LLC	Norwegian Krone	7,638,700	Sell	08/12/11	1,361,000	1,417,646	(56,646)
							$(7,549,017)

ING Global Bond Fund Open Futures Contracts on July 31, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australia 10-Year Bond	342	09/15/11	$41,104,206	$376,755
Canada 10-Year Bond	55	09/21/11	7,340,625	205,543
Euro-Bobl 5-Year	246	09/08/11	42,244,245	126,897
Euro-Bund	181	09/08/11	33,904,015	906,475
Long Gilt	181	09/28/11	37,164,391	953,644
Short Gilt	79	09/28/11	13,977,561	46,433
U.S. Treasury 10-Year Note	332	09/21/11	41,728,250	(63,080)
U.S. Treasury 5-Year Note	411	09/30/11	49,914,021	226,305
U.S. Treasury Ultra Long Bond	83	09/21/11	10,950,812	382,386
			$278,328,126	$3,161,358
Short Contracts
Australia 3-Year Bond	19	09/15/11	(2,180,844)	(26,713)
Euro-Schatz	277	09/08/11	(43,159,604)	(42,062)
Medium Gilt	124	09/28/11	(23,952,464)	(346,159)
U.S. Treasury 2-Year Note	152	09/30/11	(33,428,126)	(31,256)
U.S. Treasury Long Bond	77	09/21/11	(9,865,625)	(325,864)
			$(112,586,663)	$(772,054)

ING Global Bond Fund Credit Default Swap Agreements Outstanding on July 31, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
The Royal Bank of Scotland PLC	Japanese Government Bond	Buy	(0.610)	12/20/14	USD	9,000,000	$14,818	$—	$14,818
							$14,818	$—	$14,818

(1)

If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2011 (Unaudited) (continued)

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

ING Global Bond Fund Interest Rate Swap Agreements Outstanding on July 31, 2011:

	Termination Date	Notional Amount		Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 11.950% Counterparty: Deutsche Bank AG	01/02/17	BRL	23,501,554	$288,667	$—	$288,667
Receive a fixed rate equal to 1.680% and pay a floating rate based on 3-month PRIBOR Counterparty: Deutsche Bank AG	10/07/12	CZK	1,323,800,200	346,404	—	346,404
Receive a fixed rate equal to 1.930% and pay a floating rate based on 6-month EURIBOR Counterparty: Credit Suisse First Boston	07/20/13	EUR	92,000,000	67,215	—	67,215
Receive a floating rate based on the 6-month EURIBOR and pay a fixed rate equal to 2.538% Counterparty: Credit Suisse First Boston	07/20/16	EUR	20,000,000	(75,675)	—	(75,675)
Receive a floating rate based on the 3-month KRW-CD and pay a fixed rate equal to 3.830% Counterparty: Merrill Lynch	06/24/13	KRW	14,200,000,000	25,006	—	25,006
Receive a floating rate based on the 3-month KRW-CD and pay a fixed rate equal to 3.775% Counterparty: Merrill Lynch	06/24/13	KRW	28,480,800,000	77,337	—	77,337
Receive a fixed rate equal to 5.270% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	08/20/12	MXN	1,522,400,000	425,420	—	425,420
Receive a floating rate based on the 3-month KLIBOR and pay a fixed rate equal to 3.620% Counterparty: Deutsche Bank AG	07/06/13	MYR	92,560,000	(33,923)	—	(33,923)
Receive a fixed rate equal to 3.870% and pay a floating rate based on 3-month NZD-LIBOR Counterparty: UBS Warburg LLC	10/31/13	NZD	88,000,000	(35,381)	—	(35,381)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.998% Counterparty: Citigroup, Inc.	02/10/13	USD	60,000,000	(439,416)	—	(439,416)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.535% Counterparty: Citigroup, Inc.	02/10/16	USD	35,000,000	(1,684,297)	—	(1,684,297)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.478% Counterparty: Citigroup, Inc.	05/11/20	USD	10,271,000	(636,548)	—	(636,548)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.870% Counterparty: Credit Suisse First Boston	12/24/17	USD	25,000,000	(1,134,916)	—	(1,134,916)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.444% Counterparty: Credit Suisse First Boston	12/24/20	USD	45,000,000	(2,378,628)	—	(2,378,628)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.015% Counterparty: Morgan Stanley	05/20/41	USD	10,500,000	(399,186)	—	(399,186)
				$(5,587,921)	$—	$(5,587,921)

ING Global Bond Fund Written OTC Options on July 31, 2011

# of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Currencies
13,100,000	Morgan Stanley	USD vs AUD Currency Call Option	1.09 USD	08/03/11	$61,898	$(126,975)
28,200,000	Deutsche Bank AG	USD vs EUR Currency Call Option	1.43 USD	08/02/11	238,024	(223,998)
28,200,000	Deutsche Bank AG	USD vs EUR Currency Call Option	1.46 USD	08/02/11	25,380	(17,818)
26,500,000	Deutsche Bank AG	USD vs EUR Currency Put Option	1.50 USD	08/05/11	70,313	(3,823)
28,350,000	Deutsche Bank AG	USD vs JPY Currency Put Option	77.00 USD	08/10/11	180,589	(181,440)
26,400,000	Morgan Stanley	USD vs TWD Currency Put Option	28.35 USD	08/25/11	97,152	(19,254)
		Total Written OTC Options			$673,356	$(573,308)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2011 (Unaudited) (continued)

ING Global Bond Fund Written Swaptions Open on July 31, 2011:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	2.310%	09/23/11	USD	34,275,000	$119,962	$(24,614)
					Total Written Swaptions			$119,962	$(24,614)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of June 31, 2011:

Derivatives Fair Value*
Credit contracts	$14,818
Foreign exchange contracts	2,931,501
Interest rate contracts	(3,044,957)
Total	$(98,638)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of July 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Australia: 4.1%
44,344		Australia & New Zealand Banking Group Ltd.	$1,013,580	1.1
182,853		Insurance Australia Group	657,561	0.7
135,193		Macquarie Airports Management Ltd.	483,774	0.6
317,188		Telstra Corp., Ltd.	1,040,461	1.2
49,540		Westfield Group	432,829	0.5
			3,628,205	4.1
		Brazil: 0.8%
23,213		Petroleo Brasileiro SA ADR	713,335	0.8
		Canada: 2.3%
15,548		Enerplus Corp.	485,409	0.5
1,190		Fairfax Financial Holdings Ltd.	468,303	0.5
22,158		Shaw Communications, Inc. - Class B	500,465	0.6
14,719		TransCanada Corp.	618,369	0.7
			2,072,546	2.3
		China: 0.4%
287,630		Guangzhou Automobile Group Co. Ltd.	346,600	0.4
		Denmark: 0.5%
13,819		D/S Norden	454,952	0.5
		Finland: 0.5%
74,230		Nokia OYJ	431,656	0.5
		France: 6.9%
32,572		AXA S.A.	609,392	0.7
13,763		BNP Paribas	892,587	1.0
24,219		Carrefour S.A.	714,595	0.8
29,245		Gaz de France	956,342	1.1
13,516		Sanofi-Aventis	1,050,205	1.2
24,094		Total S.A.	1,302,247	1.4
11,414		Vinci S.A.	661,463	0.7
			6,186,831	6.9
		Germany: 3.1%
72,202		Deutsche Post AG	1,274,778	1.4
36,826		E.ON AG	1,015,413	1.2
3,129		Muenchener Rueckversicherungs AG	461,750	0.5
			2,751,941	3.1
		Hong Kong: 1.3%
22,614	L	China Mobile Ltd. ADR	1,126,856	1.3
		Ireland: 1.0%
46,678		CRH PLC	912,414	1.0
		Italy: 1.5%
30,072		ENI S.p.A.	653,499	0.7
295,985		Intesa Sanpaolo S.p.A.	682,780	0.8
			1,336,279	1.5
		Japan: 10.8%
14,900		Canon, Inc.	718,351	0.8
52,500		Daiichi Sankyo Co., Ltd.	1,084,906	1.2
41,900		Hoya Corp.	1,016,859	1.1
105,500		JX Holdings, Inc.	762,774	0.9
224,100		Mitsubishi UFJ Financial Group, Inc.	1,137,951	1.3
42,700		Mitsui & Co., Ltd.	803,908	0.9
5,100		Nintendo Co., Ltd.	808,791	0.9
561		NTT DoCoMo, Inc.	1,038,076	1.2
25,400		Seven & I Holdings Co., Ltd.	724,274	0.8
23,500		Shiseido Co., Ltd.	450,296	0.5
34,100		Sumitomo Mitsui Financial Group, Inc.	1,072,751	1.2
			9,618,937	10.8
		Netherlands: 5.2%
14,767		Akzo Nobel NV	902,013	1.0
68,683		Koninklijke KPN NV	979,494	1.1
38,537		Royal Dutch Shell PLC	1,414,487	1.6
39,602		Koninklijke Philips Electronics NV	983,619	1.1
50,404		TNT NV	393,562	0.4
			4,673,175	5.2
		Portugal: 0.5%
120,668		Energias de Portugal S.A.	419,219	0.5
		Singapore: 2.1%
59,500		DBS Group Holdings Ltd.	766,764	0.8
404,000		Singapore Telecommunications Ltd.	1,125,641	1.3
			1,892,405	2.1
		South Africa: 0.5%
8,710		Sasol Ltd.	436,896	0.5
		South Korea: 1.7%
16,227		KT&G Corp.	1,009,666	1.1
14,340		Woongjin Coway Co., Ltd.	553,657	0.6
			1,563,323	1.7
		Spain: 1.5%
28,497		Abertis Infraestructuras S.A.	524,233	0.6
26,077		Acerinox S.A.	430,331	0.4
40,899		Banco Santander Central Hispano S.A.	430,476	0.5
			1,385,040	1.5
		Sweden: 0.7%
48,390		Telefonaktiebolaget LM Ericsson	607,811	0.7
		Switzerland: 5.8%
24,646		Credit Suisse Group	886,086	1.0
16,114		Novartis AG	987,822	1.1

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of July 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Switzerland: (continued)
6,034		Roche Holding AG - Genusschein	$1,082,777	1.2
21,731		Transocean Ltd.	1,337,760	1.5
3,897		Zurich Financial Services AG	926,716	1.0
			5,221,161	5.8
		Taiwan: 1.7%
417,000		Acer, Inc.	578,544	0.7
74,349		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	918,953	1.0
			1,497,497	1.7
		United Kingdom: 7.3%
20,016		AstraZeneca PLC	972,551	1.1
18,514		BHP Billiton PLC	691,588	0.8
46,169		GlaxoSmithKline PLC	1,029,340	1.1
100,472		HSBC Holdings PLC	979,530	1.1
33,702		Land Securities Group PLC	470,904	0.5
114,862		Reed Elsevier PLC	1,041,492	1.2
44,733		Scottish & Southern Energy PLC	958,459	1.1
314,778		Thomas Cook Group PLC	337,709	0.4
			6,481,573	7.3
		United States: 37.7%
17,178		Abbott Laboratories	881,575	1.0
12,039		AGL Resources, Inc.	491,191	0.6
27,370		American Electric Power Co., Inc.	1,008,858	1.1
35,973		Arthur J. Gallagher & Co.	1,011,561	1.1
41,998		AT&T, Inc.	1,228,861	1.4
27,846		Carnival Corp.	927,272	1.0
13,297		Chevron Corp.	1,383,154	1.6
28,503		ConAgra Foods, Inc.	729,962	0.8
12,528		Cullen/Frost Bankers, Inc.	675,009	0.8
14,965		Eaton Corp.	717,572	0.8
13,285		Emerson Electric Co.	652,161	0.7
5,538		Everest Re Group Ltd.	454,781	0.5
24,312		Exelon Corp.	1,071,430	1.2
21,027		Freeport-McMoRan Copper & Gold, Inc.	1,113,590	1.3
72,561		General Electric Co.	1,299,567	1.5
45,263		Intel Corp.	1,010,723	1.1
15,261		Johnson & Johnson	988,760	1.1
24,388		JPMorgan Chase & Co.	986,495	1.1
14,759		Kimberly-Clark Corp.	964,648	1.1
26,981		Kraft Foods, Inc.	927,607	1.0
4,008		Lorillard, Inc.	425,730	0.5
8,124		McDonald’s Corp.	702,563	0.8
18,900		Medtronic, Inc.	681,345	0.8
35,075		Merck & Co., Inc.	1,197,110	1.3
51,425		Microsoft Corp.	1,409,045	1.6
21,969		Molson Coors Brewing Co.	989,703	1.1
15,635		Nucor Corp.	608,045	0.7
53,671		People’s United Financial, Inc.	680,548	0.8
12,794		PepsiCo, Inc.	819,328	0.9
43,547		Pfizer, Inc.	837,844	0.9
43,311		Pitney Bowes, Inc.	933,352	1.1
35,942		PPL Corp.	1,002,782	1.1
10,698		Procter & Gamble Co.	657,820	0.7
18,448		Reynolds American, Inc.	649,370	0.7
11,650		Southern Co.	460,641	0.5
36,193		Spectra Energy Corp.	977,935	1.1
11,792		Travelers Cos., Inc.	650,093	0.7
13,168		Wal-Mart Stores, Inc.	694,085	0.8
25,758		Wells Fargo & Co.	719,678	0.8
			33,621,794	37.7
		Total Common Stock
		(Cost $83,991,418)	87,380,446	97.9
SHORT-TERM INVESTMENTS: 0.1%

		Securities Lending Collateral(cc): 0.1%
123,900	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)
		(Cost $123,900)	99,120	0.1
		Total Short-Term Investments
		(Cost $123,900)	99,120	0.1
		Total Investments in Securities (Cost $84,115,318)*	$87,479,566	98.0
		Assets in Excess of Other Liabilities	1,769,251	2.0
		Net Assets	$89,248,817	100.0

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at July 31, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $86,153,654.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$7,661,053
	Gross Unrealized Depreciation	(6,335,141)
	Net Unrealized appreciation	$1,325,912

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of July 31, 2011 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	5.0%
Consumer Staples	10.8
Energy	11.3
Financials	19.0
Health Care	12.0
Industrials	10.3
Information Technology	8.4
Materials	5.2
Telecommunication Services	7.5
Utilities	8.4
Short-Term Investments	0.1
Assets in Excess of Other Liabilities	2.0
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of July 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 7/31/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$3,628,205	$—	$3,628,205
Brazil	713,335	—	—	713,335
Canada	2,072,546	—	—	2,072,546
China	—	346,600	—	346,600
Denmark	—	454,952	—	454,952
Finland	—	431,656	—	431,656
France	—	6,186,831	—	6,186,831
Germany	—	2,751,941	—	2,751,941
Hong Kong	1,126,856	—	—	1,126,856
Ireland	—	912,414	—	912,414
Italy	—	1,336,279	—	1,336,279
Japan	—	9,618,937	—	9,618,937
Netherlands	—	4,673,175	—	4,673,175
Portugal	—	419,219	—	419,219
Singapore	—	1,892,405	—	1,892,405
South Africa	—	436,896	—	436,896
South Korea	1,009,666	553,657	—	1,563,323
Spain	430,476	954,564	—	1,385,040
Sweden	—	607,811	—	607,811
Switzerland	1,337,760	3,883,401	—	5,221,161
Taiwan	918,953	578,544	—	1,497,497
United Kingdom	—	6,481,573	—	6,481,573
United States	33,621,794	—	—	33,621,794
Total Common Stock	41,231,386	46,149,060	—	87,380,446
Short-Term Investments	—	—	99,120	99,120
Total Investments, at value	$41,231,386	$46,149,060	$99,120	$87,479,566

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended July 31, 2011.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended July 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	7/31/2011
Asset Table
Investments, at value
Short-Term Investments	$99,120	$—	$—	$—	$—	$—	$—	$—	$99,120
Total Investments, at value	$99,120	$—	$—	$—	$—	$—	$—	$—	$99,120

As of July 31, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of July 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Australia: 0.6%
273,500		OneSteel Ltd.	$529,375	0.4
14,100		Sims Group Ltd.	260,263	0.2
			789,638	0.6
		Brazil: 1.0%
39,500		Petroleo Brasileiro SA ADR	1,341,815	1.0
		Canada: 21.0%
29,300		Alamos Gold, Inc.	519,178	0.4
77,549		Barrick Gold Corp.	3,689,006	2.8
114,774		Canadian Natural Resources Ltd.	4,624,245	3.5
51,500		Centerra Gold, Inc.	1,009,571	0.8
48,100		Ensign Energy Services, Inc.	1,036,054	0.8
25,708		GoldCorp, Inc.	1,229,100	0.9
60,800	@	Harry Winston Diamond Corp.	946,888	0.7
73,200	@	Lundin Mining Corp.	550,082	0.4
51,917		Nexen, Inc.	1,209,666	0.9
108,500		Pengrowth Energy Corp.	1,405,075	1.1
150,432	@	Precision Drilling Corp.	2,591,943	2.0
112,200	@	Southern Pacific Resource Corp.	192,588	0.2
167,865		Suncor Energy, Inc.	6,415,800	4.9
38,129		Teck Cominco Ltd. - Class B	1,885,098	1.5
4,200		Trican Well Services Ltd.	109,940	0.1
			27,414,234	21.0
		Italy: 0.8%
22,731		Tenaris S.A. ADR	1,004,710	0.8
		Japan: 0.6%
161,100		Mitsui OSK Lines Ltd.	843,585	0.6
		Netherlands: 2.2%
39,373		Royal Dutch Shell PLC - Class A ADR	2,896,278	2.2
		Russia: 1.1%
21,883		Lukoil-Spon	1,461,784	1.1
		Switzerland: 0.5%
10,558		Transocean Ltd.	649,951	0.5
		United Kingdom: 3.1%
40,565		Ensco International PLC ADR	2,160,086	1.7
6,000		Randgold Resources Ltd. ADR	544,860	0.4
18,460		Rio Tinto PLC ADR	1,310,291	1.0
			4,015,237	3.1
		United States: 67.6%
45,329	@	Alpha Natural Resources, Inc.	1,936,002	1.5
40,087		Apache Corp.	4,959,564	3.8
88,009		Arch Coal, Inc.	2,253,030	1.7
26,000	@	Bill Barrett Corp.	1,293,760	1.0
69,008	@	Cal Dive International, Inc.	385,065	0.3
63,067		Chevron Corp.	6,560,229	5.0
15,500		Cimarex Energy Co.	1,365,860	1.0
22,300		Cliffs Natural Resources, Inc.	2,002,986	1.5
127,516		ConocoPhillips	9,179,877	7.0
93,500	@	Denbury Resources, Inc.	1,806,420	1.4
19,400		Domtar Corp.	1,551,030	1.2
36,200		EOG Resources, Inc.	3,692,400	2.8
163,564		ExxonMobil Corp.	13,050,772	10.0
8,911	@	FX Energy, Inc.	85,189	0.1
30,428		Halliburton Co.	1,665,324	1.3
8,500		Helmerich & Payne, Inc.	586,925	0.5
48,900		Hess Corp.	3,352,584	2.6
16,100		Marathon Oil Corp.	498,617	0.4
35,900	@	McMoRan Exploration Co.	604,556	0.5
44,800		Murphy Oil Corp.	2,877,056	2.2
66,178		National Oilwell Varco, Inc.	5,331,961	4.1
46,800		Newmont Mining Corp.	2,602,548	2.0
24,100		Overseas Shipholding Group, Inc.	586,594	0.4
28,600	@	PetroHawk Energy Corp.	1,092,234	0.8
38,300		Range Resources Corp.	2,495,628	1.9
113,360		Schlumberger Ltd.	10,244,343	7.8
38,400		Sunoco, Inc.	1,560,960	1.2
56,300	@	Tetra Technologies, Inc.	724,581	0.6
22,300	@	Unit Corp.	1,338,223	1.0
49,000		Valero Energy Corp.	1,230,880	0.9
62,700		Weatherford International Ltd.	1,374,384	1.1
			88,289,582	67.6
		Total Common Stock
		(Cost $99,802,152)	128,706,814	98.5
SHORT-TERM INVESTMENTS: 1.5%
		Mutual Funds: 1.5%
2,011,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $2,011,000)	2,011,000	1.5
		Total Short-Term Investments
		(Cost $2,011,000)	2,011,000	1.5
		Total Investments in Securities (Cost $101,813,152)*	$130,717,814	100.0
		Liabilities in Excess of Other Assets	(41,008)	—
		Net Assets	$130,676,806	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $105,671,262.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$30,126,558
		Gross Unrealized Depreciation	(5,080,006)
		Net Unrealized appreciation	$25,046,552

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of July 31, 2011 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Energy	83.7%
Industrials	0.6
Materials	14.2
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	—
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of July 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 7/31/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$789,638	$—	$789,638
Brazil	1,341,815	—	—	1,341,815
Canada	27,414,234	—	—	27,414,234
Italy	1,004,710	—	—	1,004,710
Japan	—	843,585	—	843,585
Netherlands	2,896,278	—	—	2,896,278
Russia	1,461,784	—	—	1,461,784
Switzerland	649,951	—	—	649,951
United Kingdom	3,470,377	544,860	—	4,015,237
United States	88,289,582	—	—	88,289,582
Total Common Stock	126,528,731	2,178,083	—	128,706,814
Short-Term Investments	2,011,000	—	—	2,011,000
Total Investments, at value	$128,539,731	$2,178,083	$—	$130,717,814

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended July 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Global Opportunities Fund	as of July 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.6%
		Brazil: 3.3%
41,785		Hypermarcas SA	$316,314	0.4
28,180		MRV Engenharia e Participacoes SA	207,328	0.2
58,232		PDG Realty SA Empreendimentos e Participacoes	306,395	0.4
22,623		Petroleo Brasileiro SA ADR	768,503	0.9
66,544		SLC Agricola SA	728,150	0.9
15,973		Vale SA	469,658	0.5
			2,796,348	3.3
		Canada: 1.3%
28,000		Suncor Energy, Inc.	1,073,170	1.3
		China: 5.8%
736,000		China Communications Construction Co., Ltd.	624,278	0.7
723,000		China Construction Bank	581,795	0.7
203,000		China Resources Enterprise	880,100	1.0
229,000		China Yurun Food Group Ltd.	718,743	0.9
930,000		Guangdong Investment Ltd.	501,255	0.6
59,475		Hengan International Group Co., Ltd.	516,464	0.6
1,361,000	L	Lonking Holdings Ltd	689,680	0.8
44,500		Ping An Insurance Group Co. of China Ltd.	432,763	0.5
			4,945,078	5.8
		Denmark: 0.9%
4,367		Novo-Nordisk A/S	534,175	0.6
8,912	@	Vestas Wind Systems A/S	196,477	0.3
			730,652	0.9
		France: 2.1%
5,998		LVMH Moet Hennessy Louis Vuitton S.A.	1,099,396	1.3
11,265		Vinci S.A.	652,828	0.8
			1,752,224	2.1
		Germany: 0.4%
12,000	L	Aixtron AG	322,379	0.4
		Hong Kong: 0.8%
400,000		Chaoda Modern Agriculture Holdings Ltd.	159,619	0.2
1,100,000		Hengdeli Holdings Ltd.	544,652	0.6
			704,271	0.8
		Indonesia: 3.8%
165,753		Astra International Tbk PT	1,372,978	1.6
1,497,828		Bank Mandiri Persero TBK PT	1,379,825	1.6
1,293,895		Bumi Resources Tbk PT	461,907	0.6
			3,214,710	3.8
		Ireland: 0.7%
16,000		Ingersoll-Rand PLC	598,720	0.7
		Italy: 0.8%
48,725	@	Fiat Industrial SpA	643,157	0.8
		Japan: 8.4%
12,000		Daikin Industries Ltd.	425,696	0.5
120,000		Hitachi Ltd.	739,975	0.9
20,028		Honda Motor Co., Ltd.	794,630	0.9
36,000		Itochu Corp.	415,348	0.5
1,500		Keyence Corp.	424,101	0.5
33,319		Kubota Corp.	302,406	0.4
47,000		Mitsubishi Estate Co., Ltd.	842,817	1.0
82,300		Mitsubishi UFJ Financial Group, Inc.	417,909	0.5
51,200		Mitsui & Co., Ltd.	963,936	1.1
41,000		Mitsui Fudosan Co., Ltd.	783,357	0.9
12,300		Sumitomo Mitsui Financial Group, Inc.	386,945	0.5
15,200		Toyota Motor Corp.	620,525	0.7
			7,117,645	8.4
		Macau: 1.1%
300,800	@	Sands China Ltd.	905,336	1.1
		Mexico: 0.6%
239,649	@	Empresas ICA S.A.B. de C.V.	487,371	0.6
		Netherlands: 3.7%
11,597		Akzo Nobel NV	708,380	0.8
16,000		CSM	423,435	0.5
54,418		Koninklijke KPN NV	776,060	0.9
37,455		Unilever NV	1,216,361	1.5
			3,124,236	3.7
		Norway: 0.8%
40,810		Telenor ASA	682,065	0.8
		Peru: 0.4%
3,869		Credicorp Ltd.	378,001	0.4
		Poland: 1.2%
67,432		Powszechna Kasa Oszczednosci Bank Polski S.A.	993,863	1.2
		Portugal: 0.4%
40,000		Portugal Telecom SGPS S.A.	344,883	0.4
		Russia: 2.2%
105,711		Gazprom OAO ADR	1,521,181	1.8

PORTFOLIO OF INVESTMENTS
ING Global Opportunities Fund	as of July 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Russia: (continued)
9,034	@	X5 Retail Group N.V. GDR	$375,513	0.4
			1,896,694	2.2
		Singapore: 1.1%
113,000		Oversea-Chinese Banking Corp.	931,964	1.1
		South Korea: 2.3%
1,207		Samsung Electronics Co., Ltd.	966,520	1.1
20,709		Shinhan Financial Group Co., Ltd.	992,012	1.2
			1,958,532	2.3
		Spain: 0.6%
25,000		Telefonica S.A.	557,241	0.6
		Switzerland: 6.4%
36,202		ABB Ltd.	867,100	1.0
15,208		Compagnie Financiere Richemont S.A.	982,199	1.2
24,000		Credit Suisse Group	862,861	1.0
27,360		Nestle S.A.	1,742,875	2.1
7,256		Novartis AG	444,808	0.5
1,487		Syngenta AG	473,364	0.6
			5,373,207	6.4
		Taiwan: 0.8%
22,050		High Tech Computer Corp.	655,932	0.8
		United Kingdom: 9.7%
15,949	@	Autonomy Corp. PLC	438,897	0.5
55,702		BG Group PLC	1,313,255	1.6
19,664		BHP Billiton PLC	734,546	0.9
178,695		BP PLC	1,346,753	1.6
30,094		Eurasian Natural Resources Corp.	379,566	0.4
146,745		HSBC Holdings PLC	1,430,658	1.7
26,500		Imperial Tobacco Group PLC	917,334	1.1
7,040		Rio Tinto PLC	496,943	0.6
25,265		Standard Chartered PLC	643,597	0.8
21,856		Xstrata PLC	461,124	0.5
			8,162,673	9.7
		United States: 36.0%
9,565		Abbott Laboratories	490,876	0.6
31,099	@	Adobe Systems, Inc.	862,064	1.0
6,510	@	Apple, Inc.	2,542,025	3.0
8,822		Baxter International, Inc.	513,176	0.6
36,946		Blackstone Group LP	613,673	0.7
11,007	@	Celgene Corp.	652,715	0.8
4,500		Chevron Corp.	468,090	0.6
12,000	@	Ciena Corp.	185,520	0.2
31,851		Citigroup, Inc.	1,221,167	1.5
10,689	@	Citrix Systems, Inc.	770,036	0.9
21,419	@	EMC Corp.	558,608	0.7
8,000		Emerson Electric Co.	392,720	0.5
11,500		ExxonMobil Corp.	917,585	1.1
3,000	@	F5 Networks, Inc.	280,440	0.3
41,271	@,L	Geron Corp.	158,893	0.2
2,592		Goldman Sachs Group, Inc.	349,842	0.4
2,818	@	Google, Inc. - Class A	1,701,198	2.0
27,453		Hewlett-Packard Co.	965,247	1.2
12,000		JPMorgan Chase & Co.	485,400	0.6
25,960	@	Juniper Networks, Inc.	607,204	0.7
13,144	@	Life Technologies Corp.	591,874	0.7
13,805		Marathon Oil Corp.	427,541	0.5
6,902		Marathon Petroleum Corp.	302,239	0.4
12,989		Mead Johnson Nutrition Co.	927,025	1.1
42,757		Microsoft Corp.	1,171,542	1.4
6,806		Monsanto Co.	500,105	0.6
8,436		Mosaic Co/The	596,594	0.7
47,298	@	NetApp, Inc.	2,247,601	2.7
7,838		Occidental Petroleum Corp.	769,535	0.9
15,971		Oracle Corp.	488,393	0.6
29,237	@	Quanta Services, Inc.	541,469	0.6
4,800	@	Red Hat, Inc.	201,984	0.2
7,000	@	Riverbed Technolgoy, Inc.	200,410	0.2
6,000		Schlumberger Ltd.	542,220	0.6
16,666	@	Southwestern Energy Co.	742,637	0.9
7,500	@	SuccessFactors, Inc.	202,500	0.2
40,515	@	Symantec Corp.	772,216	0.9
15,641	@	Teradata Corp.	859,629	1.0
17,185	@	Thermo Fisher Scientific, Inc.	1,032,647	1.2
27,062		Titanium Metals Corp.	481,433	0.6
50,000	@	Weatherford International Ltd.	1,096,000	1.3
15,000		Wells Fargo & Co.	419,100	0.5
10,025		Yum! Brands, Inc.	529,521	0.6
			30,380,694	36.0
		Total Common Stock
		(Cost $69,129,675)	80,731,046	95.6
EXCHANGE-TRADED FUNDS: 2.3%
27,184		SPDR S&P Biotech ETF	1,934,142	2.3
		Total Exchange-Traded Funds
		(Cost $1,353,353)	1,934,142	2.3
		Total Long-Term Investments
		(Cost $70,483,028)	82,665,188	97.9
SHORT-TERM INVESTMENTS: 1.3%
		Securities Lending Collateral(cc): 1.3%
1,005,573		BNY Mellon Overnight Government Fund(1)	1,005,573	1.2

PORTFOLIO OF INVESTMENTS
ING Global Opportunities Fund	as of July 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateral(cc): (continued)
173,707	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	$138,966	0.1
		Total Short-Term Investments
		(Cost $1,179,280)	1,144,539	1.3
		Total Investments in Securities (Cost $71,662,308)*	$83,809,727	99.2
		Assets in Excess of Other Liabilities	674,313	0.8
		Net Assets	$84,484,040	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at July 31, 2011.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

	*	Cost for federal income tax purposes is $71,968,880.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$14,407,869
		Gross Unrealized Depreciation	(2,567,022)
		Net Unrealized appreciation	$11,840,847

PORTFOLIO OF INVESTMENTS
ING Global Opportunities Fund	as of July 31, 2011 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	8.6%
Consumer Staples	10.7
Energy	14.1
Financials	16.8
Health Care	5.2
Industrials	9.3
Information Technology	21.4
Materials	6.2
Telecommunication Services	2.7
Utilities	0.6
Other Long-Term Investments	2.3
Short-Term Investments	1.3
Assets in Excess of Other Liabilities	0.8
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Opportunities Fund	as of July 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 7/31/2011
Asset Table
Investments, at value
Common Stock
Brazil	$2,796,348	$—	$—	$2,796,348
Canada	1,073,170	—	—	1,073,170
China	—	4,945,078	—	4,945,078
Denmark	—	730,652	—	730,652
France	—	1,752,224	—	1,752,224
Germany	—	322,379	—	322,379
Hong Kong	—	704,271	—	704,271
Indonesia	—	3,214,710	—	3,214,710
Ireland	598,720	—	—	598,720
Italy	—	643,157	—	643,157
Japan	—	7,117,645	—	7,117,645
Macau	—	905,336	—	905,336
Mexico	487,371	—	—	487,371
Netherlands	—	3,124,236	—	3,124,236
Norway	—	682,065	—	682,065
Peru	378,001	—	—	378,001
Poland	—	993,863	—	993,863
Portugal	—	344,883	—	344,883
Russia	1,521,181	375,513	—	1,896,694
Singapore	—	931,964	—	931,964
South Korea	—	1,958,532	—	1,958,532
Spain	—	557,241	—	557,241
Switzerland	—	5,373,207	—	5,373,207
Taiwan	—	655,932	—	655,932
United Kingdom	—	8,162,673	—	8,162,673
United States	30,380,694	—	—	30,380,694
Total Common Stock	37,235,485	43,495,561	—	80,731,046
Exchange-Traded Funds	1,934,142	—	—	1,934,142
Short-Term Investments	1,005,573	—	138,966	1,144,539
Total Investments, at value	$40,175,200	$43,495,561	$138,966	$83,809,727

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended July 31, 2011.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended July 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	7/31/2011
Asset Table
Investments, at value
Short-Term Investments	$138,966	$—	$—	$—	$—	$—	$—	$—	$138,966
Total Investments, at value	$138,966	$—	$—	$—	$—	$—	$—	$—	$138,966

As of July 31, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of July 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.1%
		Australia: 8.9%
49,441,916		Dexus Property Group	$46,961,102	1.2
51,523,027		Goodman Group	38,447,980	1.0
16,150,020		GPT Group	53,404,058	1.4
39,851,100		Investa Office Fund	28,012,532	0.7
715,751		Lend Lease Corp., Ltd.	6,961,330	0.2
15,251,458		Mirvac Group	19,239,758	0.5
12,661,560		Stockland	42,403,742	1.1
7,280,532		Westfield Group	63,609,718	1.7
16,091,181		Westfield Retail Trust	43,076,865	1.1
			342,117,085	8.9
		Brazil: 0.5%
1,025,300		BR Malls Participacoes S.A.	11,767,960	0.3
504,600		Sonae Sierra Brasil SA	7,873,953	0.2
			19,641,913	0.5
		Canada: 2.4%
340,500		Brookfield Asset Management, Inc. - Class A	10,735,965	0.3
2,146,700		Brookfield Properties Co.	40,679,965	1.1
1,482,900		RioCan Real Estate Investment Trust	40,291,050	1.0
			91,706,980	2.4
		China: 0.6%
10,715,000	L	Longfor Properties Co., Ltd.	16,494,585	0.4
8,711,900		Soho China Ltd.	7,883,821	0.2
			24,378,406	0.6
		France: 6.2%
300,520		ICADE	34,606,664	0.9
749,250		Klepierre	28,014,797	0.7
393,360		Nexity	17,694,248	0.5
88,020		Societe Immobiliere de Location pour l’Industrie et le Commerce	11,422,131	0.3
660,506		Unibail	147,046,035	3.8
			238,783,875	6.2
		Germany: 0.7%
559,950	@	GSW Immobilien AG	19,672,353	0.5
1,370,200		IVG Immobilien AG	9,442,595	0.2
			29,114,948	0.7
		Hong Kong: 11.1%
6,754,763		Cheung Kong Holdings Ltd.	102,988,781	2.7
4,237,100		Great Eagle Holding Co.	13,954,133	0.4
3,658,600		Hang Lung Group Ltd.	22,010,142	0.6
3,469,300		Hang Lung Properties Ltd.	12,796,190	0.3
9,512,900		Hongkong Land Holdings Ltd.	63,814,312	1.6
1,706,400		Hysan Development Co., Ltd.	7,996,836	0.2
3,027,000		Kerry Properties Ltd.	14,641,811	0.4
16,012,900		Link Real Estate Investment Trust	55,951,952	1.4
6,850,000		Sun Hung Kai Properties Ltd.	104,112,941	2.7
4,146,346		Wharf Holdings Ltd.	30,455,632	0.8
			428,722,730	11.1
		Japan: 12.7%
7,037		Advance Residence Investment Corp.	14,810,872	0.4
342,000		Daito Trust Construction Co., Ltd.	32,919,950	0.9
1,541,500		Daiwa House Industry Co., Ltd.	20,773,741	0.5
2,342		Frontier Real Estate Investment Corp.	21,231,697	0.5
4,175		Japan Real Estate Investment Corp.	41,829,496	1.1
9,177		Japan Retail Fund Investment Corp.	14,309,093	0.4
2,987		Kenedix Realty Investment Corp.	11,109,941	0.3
6,581,530		Mitsubishi Estate Co., Ltd.	118,021,747	3.1
4,560,088		Mitsui Fudosan Co., Ltd.	87,126,307	2.3
2,058		Nippon Accommodations Fund, Inc.	15,939,171	0.4
2,797		Nippon Building Fund, Inc.	28,629,998	0.7
947,000		Nomura Real Estate Holdings, Inc.	17,335,759	0.4
2,198,100		Sumitomo Realty & Development Co., Ltd.	54,265,891	1.4
9,785		United Urban Investment Corp.	11,824,923	0.3
			490,128,586	12.7
		Netherlands: 0.8%
388,620		Corio NV	23,693,479	0.6
140,533		Eurocommercial Properties NV	6,723,840	0.2
			30,417,319	0.8
		Singapore: 4.2%
4,571,000		Ascendas Real Estate Investment Trust	7,741,150	0.2
30,034,000	L	CapitaCommercial Trust	35,148,061	0.9
17,646,350		CapitaLand Ltd.	42,430,246	1.1
4,699,391		CapitaMall Trust	7,350,611	0.2
52,161		City Developments Ltd.	456,952	0.0
25,489,600	@	Global Logistic Properties Ltd.	42,674,091	1.1
2,946,000		Keppel Land Ltd.	9,357,652	0.3
12,459,000		Suntec Real Estate Investment Trust	15,868,106	0.4
			161,026,869	4.2

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of July 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Sweden: 0.4%
683,250		Castellum AB	$9,883,895	0.2
588,480		Hufvudstaden AB	6,594,129	0.2
			16,478,024	0.4
		Switzerland: 0.4%
180,390		Swiss Prime Site AG	16,548,069	0.4
		United Kingdom: 5.3%
3,041,617		British Land Co. PLC	29,093,744	0.7
1,323,000		Derwent Valley Holdings PLC	38,860,629	1.0
1,953,299		Grainger PLC	3,770,525	0.1
3,392,860		Great Portland Estates PLC	23,106,500	0.6
4,105,451		Hammerson PLC	31,303,623	0.8
4,314,809		Land Securities Group PLC	60,289,105	1.6
5,220,030		Safestore Holdings Ltd.	10,367,743	0.3
1,388,801		Segro PLC	6,867,345	0.2
			203,659,214	5.3
		United States: 38.9%
474,800		Alexandria Real Estate Equities, Inc.	38,933,600	1.0
1,432,800		Apartment Investment & Management Co.	39,115,440	1.0
567,408		AvalonBay Communities, Inc.	76,140,480	2.0
1,128,600		Boston Properties, Inc.	121,166,496	3.1
839,900		BRE Properties, Inc.	44,077,952	1.1
2,350,000		Developers Diversified Realty Corp.	34,333,500	0.9
1,957,300		Equity Residential	121,000,286	3.1
477,900		Federal Realty Investment Trust	41,739,786	1.1
3,714,911		General Growth Properties, Inc.	62,447,654	1.6
1,632,529		HCP, Inc.	59,962,790	1.5
867,800	L	Health Care Real Estate Investment Trust, Inc.	45,802,484	1.2
428,100	L	Highwoods Properties, Inc.	14,739,483	0.4
4,156,535		Host Hotels & Resorts, Inc.	65,881,080	1.7
1,370,400		Kimco Realty Corp.	26,078,712	0.7
1,389,275		Liberty Property Trust	47,179,779	1.2
1,451,241		Macerich Co.	77,104,434	2.0
725,900		Pebblebrook Hotel Trust	14,351,043	0.4
451,324		Public Storage, Inc.	53,991,890	1.4
534,930		Regency Centers Corp.	24,029,056	0.6
1,298,550		Simon Property Group, Inc.	156,488,260	4.0
695,130		SL Green Realty Corp.	57,014,563	1.5
476,700		Starwood Hotels & Resorts Worldwide, Inc.	26,199,432	0.7
557,900		Tanger Factory Outlet Centers, Inc.	15,314,355	0.4
451,700		Taubman Centers, Inc.	27,056,830	0.7
2,159,855		UDR, Inc.	56,825,785	1.5
918,204		Ventas, Inc.	49,702,382	1.3
1,155,502		Vornado Realty Trust	108,097,212	2.8
			1,504,774,764	38.9
		Total Common Stock
		(Cost $2,776,496,908)	3,597,498,782	93.1
REAL ESTATE INVESTMENT TRUSTS: 4.4%
		Canada: 1.0%
712,000		Calloway Real Estate Investment Trust	18,674,677	0.5
211,200		Canadian Real Estate Investment Trust	7,376,361	0.2
531,900		Primaris Retail Real Estate	11,501,443	0.3
			37,552,481	1.0
		France: 0.5%
425,952		Mercialys	17,734,442	0.5
		Singapore: 0.1%
3,464,900		Frasers Centrepoint Trust	4,428,373	0.1
		United States: 2.8%
3,088,002		ProLogis, Inc.	110,025,511	2.8
		Total Real Estate Investment Trusts
		(Cost $122,175,087)	169,740,807	4.4
		Total Long-Term Investments
		(Cost $2,898,671,995)	3,767,239,589	97.5
SHORT-TERM INVESTMENTS: 3.0%
		Securities Lending Collateral(cc): 0.7%
24,940,373		BNY Mellon Overnight Government Fund(1)	24,940,373	0.6
2,745,317	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	2,196,253	0.1
		Total Securities Lending Collateral
		(Cost $27,685,690)	27,136,626	0.7
		Mutual Funds: 2.3%
88,628,217		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $88,628,218)	88,628,218	2.3
		Total Short-Term Investments
		(Cost $116,313,908)	115,764,844	3.0
		Total Investments in Securities (Cost $3,014,985,903)*	$3,883,004,433	100.5
		Liabilities in Excess of Other Assets	(19,059,888)	(0.5)
		Net Assets	$3,863,944,545	100.0

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at July 31, 2011.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

	*	Cost for federal income tax purposes is $3,277,540,407.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$766,196,649
		Gross Unrealized Depreciation	(160,732,623)
		Net Unrealized appreciation	$605,464,026

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of July 31, 2011 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	1.2%
Financials	96.3
Short-Term Investments	3.0
Liabilities in Excess of Other Assets	(0.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of July 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 7/31/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$342,117,085	$—	$342,117,085
Brazil	19,641,913	—	—	19,641,913
Canada	91,706,980	—	—	91,706,980
China	—	24,378,406	—	24,378,406
France	17,694,248	221,089,627	—	238,783,875
Germany	29,114,948	—	—	29,114,948
Hong Kong	—	428,722,730	—	428,722,730
Japan	—	490,128,586	—	490,128,586
Netherlands	—	30,417,319	—	30,417,319
Singapore	—	161,026,869	—	161,026,869
Sweden	—	16,478,024	—	16,478,024
Switzerland	16,548,069	—	—	16,548,069
United Kingdom	14,138,268	189,520,946	—	203,659,214
United States	1,504,774,764	—	—	1,504,774,764
Total Common Stock	1,693,619,190	1,903,879,592	—	3,597,498,782
Real Estate Investment Trusts	147,577,992	22,162,815	—	169,740,807
Short-Term Investments	113,568,591	—	2,196,253	115,764,844
Total Investments, at value	$1,954,765,773	$1,926,042,407	$2,196,253	$3,883,004,433

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of July 31, 2011 (Unaudited) (continued)

There were no significant transfers between Level 1 and 2 during the period ended July 31, 2011.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended July 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	7/31/2011
Asset Table
Investments, at value
Short-Term Investments	$2,196,253	$—	$—	$—	$—	$—	$—	$—	$2,196,253
Total Investments, at value	$2,196,253	$—	$—	$—	$—	$—	$—	$—	$2,196,253

As of July 31, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of July 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.2%
		Australia: 3.0%
1,006,500		Downer EDI Ltd.	$4,228,060	0.6
396,700		Newcrest Mining Ltd.	17,298,922	2.4
			21,526,982	3.0
		Brazil: 2.2%
444,300	@	BrasilAgro - Companhia Brasileira de Propriedades Agricolas	2,893,530	0.4
780,941		Centrais Eletricas Brasileiras SA ADR	11,979,635	1.6
135,200		Profarma Distribuidora de Produtos Farmaceuticos SA	1,255,363	0.2
			16,128,528	2.2
		Cambodia: 0.2%
6,968,000		NagaCorp Ltd.	1,704,724	0.2
		Canada: 11.5%
496,900	@	Bankers Petroleum Ltd.	3,120,414	0.4
601,200		Barrick Gold Corp.	28,599,084	3.9
1,018,500		Cameco Corp.	27,051,360	3.7
4,279,000	@	Eastern Platinum Ltd.	4,478,518	0.6
899,100	@	Gabriel Resources Ltd.	7,010,618	1.0
129,400		Nexen, Inc.	3,015,020	0.4
25,150		Niko Resources	1,729,663	0.3
1,063,100	@	Uranium Participation Corp.	6,831,790	0.9
19,578		Westjet Airlines Ltd.	304,802	0.1
113,926	@	Westjet Airlines Ltd.	1,711,066	0.2
			83,852,335	11.5
		China: 0.1%
12,100,000	X	China Hongxing Sports Ltd.	577,817	0.1
		Egypt: 1.6%
993,600		Egyptian Financial Group-Hermes Holding	3,178,709	0.4
932,026		Oriental Weavers	4,759,809	0.7
1,370,000		Telecom Egypt	3,592,743	0.5
			11,531,261	1.6
		Finland: 0.7%
901,300	L	Nokia OYJ ADR ADR	5,227,540	0.7
		France: 6.7%
105,485		Areva SA	3,867,359	0.5
749,100		Electricite de France SA	28,454,215	3.9
387,000		Thales S.A.	16,541,251	2.3
			48,862,825	6.7
		Hong Kong: 0.5%
282,000		Guoco Group Ltd.	3,439,074	0.5
		Hungary: 0.5%
33,935		Egis PLC	3,305,945	0.5
		Indonesia: 1.7%
4,799,500		Medco Energi Internasional Tbk PT	1,407,682	0.2
325,300		Telekomunikasi Indonesia Tbk PT ADR	11,352,970	1.5
			12,760,652	1.7
		Italy: 2.2%
1,192,000		ERG S.p.A.	15,874,893	2.2
		Japan: 22.0%
651,000		77 Bank Ltd.	2,854,627	0.4
4,038,550		Chuo Mitsui Trust Holdings, Inc.	14,876,886	2.0
2,480,000		Daiwa Securities Group, Inc.	10,786,900	1.5
324,300		East Japan Railway Co.	20,409,645	2.8
308,000		Futaba Corp.	5,612,184	0.8
148,500		Japan Digital Laboratory Co.	1,837,850	0.3
1,457,000		Japan Steel Works Ltd.	10,210,658	1.4
882,000		Kamigumi Co., Ltd.	8,780,222	1.2
131,000		Kurita Water Industries Ltd.	3,804,404	0.5
648,600		Mitsui & Co., Ltd.	12,211,112	1.7
467,300		Mitsui Sumitomo Insurance Group Holdings, Inc.	11,678,488	1.6
364,200		Nippon Telegraph & Telephone Corp.	18,011,654	2.5
23,000		Organo Corp.	170,717	0.0
107,200		Sankyo Co., Ltd.	5,724,987	0.8
347,400		Sanshin Electronics Co., Ltd.	2,771,319	0.4
123,900		Shin-Etsu Chemical Co., Ltd.	6,683,373	0.9
1,358,000		Sumitomo Osaka Cement Co., Ltd.	3,930,655	0.5
9,200		TKC Corp.	204,013	0.0
806,000		Toppan Printing Co., Ltd.	6,373,959	0.9
3,800		TV Asahi Corp.	6,120,314	0.8
171,200		West Japan Railway Co.	7,285,221	1.0
			160,339,188	22.0
		Kazakhstan: 1.3%
2,733,830	@	Polyus Gold International Ltd. GDR	9,705,097	1.3
		Lebanon: 0.7%
300,200	#	Solidere GDR	5,103,400	0.7
		Norway: 1.3%
383,300	L	Statoil ASA ADR	9,417,681	1.3
		Russia: 4.6%
1,018,000		Gazprom OAO ADR	14,649,020	2.0
27,429,700		OGK-3 OJSC	1,329,196	0.2

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of July 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Russia: (continued)
3,542,000	L	Federal Hydrogenerating Co. JSC ADR	$17,640,209	2.4
			33,618,425	4.6
		Slovenia: 0.5%
43,750		Krka dd Novo mesto	3,797,651	0.5
		South Africa: 3.7%
247,600		AngloGold Ashanti Ltd ADR	10,384,344	1.4
744,000		Gold Fields Ltd.	11,546,005	1.6
144,750		Impala Platinum Holdings Ltd.	3,696,680	0.5
16,900,000	@	Simmer & Jack Mines Ltd.	50,576	0.0
8,008,796	@	Village Main Reef Ltd.	1,560,957	0.2
			27,238,562	3.7
		South Korea: 3.4%
659,500		Korea Electric Power Corp. ADR	7,966,760	1.1
363,800		KT Corp. ADR	7,188,688	1.0
595,400		SK Telecom Co., Ltd. ADR	9,478,768	1.3
			24,634,216	3.4
		Switzerland: 0.4%
53,661		Actelion Ltd. - Reg	2,726,660	0.4
		Thailand: 0.2%
306,800		Bangkok Bank PCL	1,813,471	0.2
		Turkey: 1.1%
646,800		Turkcell Iletisim Hizmet AS ADR ADR	8,279,040	1.1
		United Kingdom: 1.4%
392,400		Stolt-Nielsen Ltd.	10,020,801	1.4
		United States: 24.7%
179,300		Aetna, Inc.	7,439,157	1.0
386,400	@	American International Group, Inc.	11,089,680	1.5
101,900		Axis Capital Holdings Ltd.	3,247,553	0.4
245,100		Best Buy Co., Inc.	6,764,760	0.9
206,357		Chesapeake Energy Corp.	7,088,363	1.0
758,300		Eli Lilly & Co.	29,042,890	4.0
91,615		Endurance Specialty Holdings Ltd.	3,732,395	0.5
330,868		Exelon Corp.	14,581,353	2.0
132,325		Lockheed Martin Corp.	10,020,972	1.4
964,700		Microsoft Corp.	26,432,780	3.6
610,300		Newmont Mining Corp.	33,938,783	4.6
617,672		Old Republic International Corp.	6,448,496	0.9
141,300	@	Shaw Group, Inc.	3,656,844	0.5
258,650		Wal-Mart Stores, Inc.	13,633,441	1.9
98,200	@	Western Digital Corp.	3,383,972	0.5
			180,501,439	24.7
		Total Common Stock
		(Cost $657,475,733)	701,988,207	96.2
PREFERRED STOCK: 0.4%
		South Korea: 0.4%
105,840		LG Electronics, Inc.	2,971,511	0.4
		Total Preferred Stock
		(Cost $3,474,992)	2,971,511	0.4
		Total Long-Term Investments
		(Cost $660,950,725)	704,959,718	96.6
SHORT-TERM INVESTMENTS: 7.4%
		Securities Lending Collateral(cc): 2.1%
14,649,549		BNY Mellon Overnight Government Fund(1)	14,649,549	2.0
287,772	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	230,218	0.1
		Total Securities Lending Collateral
		(Cost $14,937,321)	14,879,767	2.1
		Mutual Funds: 5.3%
38,851,749		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $38,851,749)	38,851,749	5.3
		Total Short-Term Investments
		(Cost $53,789,070)	53,731,516	7.4
		Total Investments in Securities (Cost $714,739,795)*	$758,691,234	104.0
		Liabilities in Excess of Other Assets	(29,342,015)	(4.0)
		Net Assets	$729,349,219	100.0

	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at July 31, 2011.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

	*	Cost for federal income tax purposes is $720,439,733.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$59,357,297
		Gross Unrealized Depreciation	(21,105,796)
		Net Unrealized appreciation	$38,251,501

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of July 31, 2011 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	3.9%
Consumer Staples	2.3
Energy	11.5
Financials	11.5
Health Care	6.6
Industrials	17.3
Information Technology	5.5
Materials	18.9
Telecommunication Services	5.9
Telecommunications	2.0
Utilities	11.2
Short-Term Investments	7.4
Liabilities in Excess of Other Assets	(4.0)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of July 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 7/31/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$21,526,982	$—	$21,526,982
Brazil	16,128,528	—	—	16,128,528
Cambodia	—	1,704,724	—	1,704,724
Canada	83,852,335	—	—	83,852,335
China	—	—	577,817	577,817
Egypt	—	11,531,261	—	11,531,261
Finland	5,227,540	—	—	5,227,540
France	3,867,359	44,995,466	—	48,862,825
Hong Kong	—	3,439,074	—	3,439,074
Hungary	—	3,305,945	—	3,305,945
Indonesia	11,352,970	1,407,682	—	12,760,652
Italy	—	15,874,893	—	15,874,893
Japan	—	160,339,188	—	160,339,188
Kazakhstan	9,705,097	—	—	9,705,097
Lebanon	5,103,400	—	—	5,103,400
Norway	9,417,681	—	—	9,417,681
Russia	15,978,216	17,640,209	—	33,618,425
Slovenia	3,797,651	—	—	3,797,651
South Africa	10,434,920	16,803,642	—	27,238,562
South Korea	24,634,216	—	—	24,634,216
Switzerland	—	2,726,660	—	2,726,660
Thailand	—	1,813,471	—	1,813,471
Turkey	8,279,040	—	—	8,279,040
United Kingdom	10,020,801	—	—	10,020,801
United States	180,501,439	—	—	180,501,439
Total Common Stock	398,301,193	303,109,197	577,817	701,988,207
Preferred Stock	2,971,511	—	—	2,971,511
Short-Term Investments	53,501,298	—	230,218	53,731,516
Total Investments, at value	$454,774,002	$303,109,197	$808,035	$758,691,234

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended July 31, 2011.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended July 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	7/31/2011
Asset Table
Investments, at value
Common Stock	$—	$—	$—	$—	$—	$—	$577,817	$—	$577,817
Short-Term Investments	230,218	—	—	—	—	—	—	—	230,218
Total Investments, at value	$230,218	$—	$—	$—	$—	$—	$577,817	$—	$808,035

As of July 31, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of July 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Canada: 0.1%
11,600	@	China Gold International Resources Corp. Ltd.	$44,582	0.1
		China: 42.7%
491,000		Agricultural Bank of China Ltd.	266,332	0.6
45,000		Anhui Conch Cement Co., Ltd.	209,952	0.5
1,725,400		Bank of China Ltd.	794,157	1.9
171,000		Belle International Holdings	373,248	0.9
290,000		China Coal Energy Co. - Class H	417,197	1.0
546,000		China Communications Services Corp., Ltd.	275,418	0.6
1,203,960		China Construction Bank	968,823	2.3
230,000		China Life Insurance Co., Ltd.	767,059	1.8
979,500		China Minsheng Banking Corp. Ltd	863,986	2.0
168,500		China Mobile Ltd.	1,676,381	4.0
70,000		China Oilfield Services Ltd.	122,439	0.3
98,000		China Overseas Land & Investment Ltd.	219,440	0.5
937,000		China Power International Development Ltd.	233,998	0.6
88,000		China Resources Enterprise	381,521	0.9
101,000		China Shenhua Energy Co., Ltd.	506,424	1.2
416,000		China Telecom Corp., Ltd.	272,553	0.6
186,000		China Unicom Ltd.	371,521	0.9
573,000		CNOOC Ltd.	1,275,505	3.0
2,456,000	@	Fook Woo Group Holdings Ltd.	724,684	1.7
467,000		GCL Poly Energy Holdings Ltd.	262,906	0.6
631,000		Glorious Property Holdings Ltd.	193,846	0.5
1,374,000		GOME Electrical Appliances Holdings Ltd.	648,236	1.5
150,000		Guangzhou Automobile Group Co. Ltd.	180,753	0.4
15,000		Hengan International Group Co., Ltd.	130,256	0.3
1,549,140		Industrial and Commercial Bank of China Ltd.	1,176,494	2.8
39,200		Inner Mongolia Yitai Coal Co.	248,109	0.6
48,000		Jiangxi Copper Co., Ltd.	168,527	0.4
358,000		Lingbao Gold Co., Ltd.	205,751	0.5
856,000		PetroChina Co., Ltd.	1,221,409	2.9
147,000	X	Real Gold Mining Ltd.	167,111	0.4
18,300	@	Shanda Games Ltd. ADR	109,800	0.2
124,000		Shenguan Holdings Group Ltd.	79,379	0.2
493,500		Shimao Property Holdings Ltd.	650,804	1.5
43,300		Tencent Holdings Ltd.	1,124,095	2.7
90,000		Xinjiang Goldwind Science & Technology Co. Ltd.	68,523	0.2
76,000		Yanzhou Coal Mining Co., Ltd.	291,149	0.7
65,500		Zhaojin Mining Industry Co. Ltd.	130,383	0.3
579,000		Zijin Mining Group Co., Ltd.	312,982	0.7
			18,091,151	42.7
		Hong Kong: 30.2%
152,800		AIA Group Ltd.	561,233	1.3
67,000		Cheung Kong Holdings Ltd.	1,021,538	2.4
61,000		Cheung Kong Infrastructure Holdings Ltd.	351,483	0.8
154,000		China Mengniu Diary Co., Ltd.	533,170	1.3
435,000		Chow Sang Sang Holdings International Ltd.	1,643,765	3.9
50,000		CLP Holdings Ltd.	462,404	1.1
129,000		Dah Chong Hong Holdings Ltd.	169,323	0.4
323,280		Dah Sing Banking Group Ltd.	430,177	1.0
530,000		Emperor Watch & Jewellery Ltd.	113,905	0.3
1,632,000	@	G-Resources Group Ltd.	130,066	0.3
29,300		Hong Kong Exchanges and Clearing Ltd.	604,442	1.4
43,000		HongKong Electric Holdings	355,862	0.8
80,000		Hopewell Holdings	258,921	0.6
126,000		Hutchison Whampoa Ltd.	1,467,771	3.5
332,000		K Wah International Holdings Ltd.	116,162	0.3
149,500		Kerry Properties Ltd.	723,142	1.7
1,200,000		Kosmopolito Hotels International Ltd.	262,331	0.6
28,500		Lifestyle International Holdings Ltd.	93,077	0.2
100,500		Link Real Estate Investment Trust	351,165	0.8
558,000	@	New Environmental Energy Holdings Ltd.	43,694	0.1
888,000		Oriental Watch Holdings	723,527	1.7
260,000		Shun TAK Holdings Ltd.	171,054	0.4
266,000		Sino Land Co.	450,599	1.1

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of July 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hong Kong: (continued)
38,000		Sun Hung Kai Properties Ltd.	$577,561	1.4
160,500		Wharf Holdings Ltd.	1,178,900	2.8
			12,795,272	30.2
		Macau: 0.3%
40,800		Sands China Ltd.	122,798	0.3
		Taiwan: 25.9%
136,000		Ambassador Hotel/The	189,886	0.5
15,000		Catcher Technology Co., Ltd.	131,005	0.3
768,208		China Life Insurance Co., Ltd.	1,078,814	2.5
246,000		Chunghwa Telecom Co., Ltd.	852,620	2.0
1,029,701		E.Sun Financial Holding Co., Ltd.	712,662	1.7
110,000		Far Eastern Department Stores Co., Ltd.	239,713	0.6
137,000		Far Eastern New Century Corp.	219,805	0.5
85,000		Formosa Chemicals & Fibre Co.	307,954	0.7
57,000		Formosa Plastics Corp.	214,630	0.5
208,000		Fubon Financial Holding Co., Ltd.	339,335	0.8
267,256		Hon Hai Precision Industry Co., Ltd.	762,175	1.8
21,492		High Tech Computer Corp.	639,332	1.5
112,455		Huaku Development Co. Ltd	334,922	0.8
2,270		J Touch Corp.	5,697	0.0
483,000		King Yuan Electronics Co., Ltd.	210,684	0.5
129,000	@	Leofoo Development Co.	85,509	0.2
28,000		MediaTek, Inc.	250,804	0.6
53,900		Powertech Technology, Inc.	155,076	0.4
982,000		Shin Kong Financial Holding Co., Ltd.	424,264	1.0
90,000		Sinyi Realty Co.	171,896	0.4
46,000		Synnex Technology International Corp.	118,090	0.3
756,490		Taishin Financial Holdings Co., Ltd.	404,065	1.0
207,000		Taiwan Fertilizer Co., Ltd.	739,694	1.7
732,000		Taiwan Semiconductor Manufacturing Co., Ltd.	1,819,130	4.3
73,000		TXC Corp.	119,679	0.3
346,000		United Microelectronics Corp.	155,474	0.4
366,000		Yuanta Financial Holding Co., Ltd.	261,674	0.6
			10,944,589	25.9
		Total Common Stock
		(Cost $34,646,299)	41,998,392	99.2
		Assets in Excess of Other Liabilities	349,363	0.8
		Net Assets	$42,347,755	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $35,868,897.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$8,283,563
		Gross Unrealized Depreciation	(2,154,068)
		Net Unrealized appreciation	$6,129,495

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of July 31, 2011 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	11.6%
Consumer Staples	2.7
Energy	9.7
Financials	37.5
Industrials	6.3
Information Technology	14.2
Materials	5.8
Telecommunication Services	5.5
Telecommunications	2.6
Utilities	3.3
Assets in Excess of Other Liabilities	0.8
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of July 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 7/31/2011
Asset Table
Investments, at value
Common Stock
Canada	$—	$44,582	$—	$44,582
China	109,800	17,814,240	167,111	18,091,151
Hong Kong	355,862	12,439,410	—	12,795,272
Macau	—	122,798	—	122,798
Taiwan	—	10,944,589	—	10,944,589
Total Common Stock	465,662	41,365,619	167,111	41,998,392
Total Investments, at value	$465,662	$41,365,619	$167,111	$41,998,392

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended July 31, 2011.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended July 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	7/31/2011
Asset Table
Investments, at value
Common Stock	$—	$—	$—	$—	$—	$—	$167,111	$—	$167,111
Total Investments, at value	$—	$—	$—	$—	$—	$—	$167,111	$—	$167,111

As of July 31, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.9%
		Australia: 8.4%
12,630		AMP Ltd.	$63,168	0.1
4,023		ASX Ltd.	131,953	0.1
22,196		Australia & New Zealand Banking Group Ltd.	507,339	0.5
10,504		Bendigo Bank Ltd.	101,920	0.1
29,498		BHP Billiton Ltd.	1,348,811	1.3
61,556		Brambles Ltd.	467,354	0.5
13,742		Caltex Australia Ltd.	160,711	0.2
50,312		CFS Retail Property Trust	95,575	0.1
3,018		Coca-Cola Amatil Ltd.	37,487	0.0
666		Cochlear Ltd.	51,823	0.1
11,705		Commonwealth Bank of Australia	632,950	0.6
4,564		Computershare Ltd.	41,056	0.0
1,849		CSL Ltd.	62,333	0.1
14,399		Fortescue Metals Group Ltd.	99,752	0.1
7,823		Foster’s Group Ltd.	43,401	0.1
10,278		Insurance Australia Group	36,961	0.0
7,317		Macquarie Group Ltd.	221,636	0.2
60,461		Metcash Ltd.	276,092	0.3
49,507		Mirvac Group	62,453	0.1
21,162		National Australia Bank Ltd.	557,178	0.6
10,348		Newcrest Mining Ltd.	451,246	0.4
54,764		OneSteel Ltd.	105,999	0.1
1,182		Orica Ltd.	33,309	0.0
17,697		Origin Energy Ltd.	285,171	0.3
5,392		QBE Insurance Group Ltd.	97,038	0.1
9,061		Ramsay Health Care Ltd.	173,796	0.2
5,789		Rio Tinto Ltd.	507,188	0.5
2,585		Santos Ltd.	36,573	0.0
44,091		Stockland	147,661	0.1
3,778		Suncorp-Metway Ltd.	30,742	0.0
24,451		Telstra Corp., Ltd.	80,206	0.1
5,736		Transurban Group	32,113	0.0
2,827		Wesfarmers Ltd.	90,919	0.1
8,994		Westfield Group	78,580	0.1
27,502		Westpac Banking Corp.	615,770	0.6
3,553		Woodside Petroleum Ltd.	149,713	0.1
18,803		Woolworths Ltd.	556,294	0.6
1,018		WorleyParsons Ltd.	30,760	0.0
			8,503,031	8.4
		Austria: 0.5%
667		Erste Bank der Oesterreichischen Sparkassen AG	31,890	0.0
9,852		OMV AG	392,725	0.4
1,218		Raiffeisen International Bank Holding AG	60,897	0.1
			485,512	0.5
		Belgium: 0.8%
55,523		Ageas	113,833	0.1
14,233	@	Anheuser-Busch InBev NV	41	0.0
1,405		Anheuser-Busch InBev NV	80,864	0.1
4,161		Bekaert SA	252,029	0.3
515		Delhaize Group	37,089	0.0
1,581		Groupe Bruxelles Lambert S.A.	133,325	0.1
3,198		KBC Groep NV	112,842	0.1
426		Solvay S.A.	64,146	0.1
704		Umicore	35,864	0.0
			830,033	0.8
		China: 0.2%
55,500		BOC Hong Kong Holdings Ltd.	165,666	0.2
		Denmark: 0.7%
4		AP Moller - Maersk A/S - Class B	30,648	0.0
441		Carlsberg A/S	43,319	0.0
1,173		Coloplast A/S	180,338	0.2
3,517		Danske Bank A/S	68,041	0.1
3,395		Novo-Nordisk A/S	415,280	0.4
			737,626	0.7
		Finland: 1.1%
2,163		Fortum OYJ	57,238	0.1
4,753		Metso OYJ	232,338	0.2
25,969		Nokia OYJ	151,013	0.2
6,743		Orion Oyj	162,947	0.2
2,396		Sampo OYJ	72,980	0.1
40,581		Stora Enso OYJ (Euro Denominated Security)	349,244	0.3
2,676		UPM-Kymmene OYJ	41,701	0.0
			1,067,461	1.1
		France: 9.5%
844		Accor S.A.	37,146	0.0
270		Air Liquide	37,088	0.0
3,775		Arkema	368,286	0.4
17,788		AXA S.A.	332,797	0.3
9,245		BNP Paribas	599,576	0.6
1,326		Carrefour S.A.	39,124	0.0
4,100		Casino Guichard Perrachon S.A.	373,787	0.4
2,361		Christian Dior S.A.	377,346	0.4
8,302		Cie de Saint-Gobain	479,747	0.5
1,968		Cie Generale des Etablissements Michelin	165,268	0.2
5,729		CNP Assurances	110,270	0.1
13,866		Credit Agricole S.A.	170,220	0.2
9,210		Groupe Danone	656,627	0.7
695		Cie Generale D’Optique Essilor International S.A.	55,697	0.1
416		Fonciere Des Regions	40,565	0.0
10,054		France Telecom S.A.	208,041	0.2
19,334		Gaz de France	632,242	0.6
2,382		L’Oreal S.A.	286,592	0.3

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		France: (continued)
226		LVMH Moet Hennessy Louis Vuitton S.A.	$41,424	0.0
20,137		Natixis	91,349	0.1
1,368		Pernod-Ricard S.A.	135,524	0.1
2,780		Peugeot S.A.	105,383	0.1
629		PPR	116,246	0.1
2,203		Renault S.A.	117,542	0.1
8,486		Sanofi-Aventis	659,370	0.7
4,173		Schneider Electric S.A.	603,062	0.6
4,640		Scor S.A.	119,419	0.1
529		Societe BIC S.A.	49,956	0.1
6,577		Societe Generale	325,560	0.3
1,481		Sodexho Alliance S.A.	113,173	0.1
348		Technip S.A.	38,105	0.0
21,511		Total S.A.	1,162,639	1.1
1,300		Unibail	289,414	0.3
302		Vallourec	30,603	0.0
2,098		Vinci S.A.	121,583	0.1
23,819		Vivendi	569,609	0.6
			9,660,380	9.5
		Germany: 8.9%
1,394		Adidas AG	103,479	0.1
4,310		Allianz AG	561,660	0.6
11,250		BASF AG	1,016,005	1.0
8,783		Bayer AG	702,645	0.7
5,985		Bayerische Motoren Werke AG	598,334	0.6
706		Beiersdorf AG	45,482	0.0
16,327		Commerzbank AG	62,061	0.1
3,595		DaimlerChrysler AG	260,623	0.3
8,837		Deutsche Bank AG	485,884	0.5
640		Deutsche Boerse AG	47,325	0.0
6,555		Deutsche Lufthansa AG	131,966	0.1
1,773		Deutsche Post AG	31,304	0.0
30,571		Deutsche Telekom AG	476,535	0.5
10,105		E.ON AG	278,628	0.3
463		Fresenius Medical Care AG & Co. KGaA	35,534	0.0
943		Fresenius AG	100,891	0.1
796		Hannover Rueckversicheru - Reg	41,309	0.0
6,951		HeidelbergCement AG	382,288	0.4
4,214		Henkel KGaA - Vorzug	284,098	0.3
25,312		Infineon Technologies AG	253,983	0.2
463		K+S AG	36,941	0.0
2,992	@	Kabel Deutschland Holding AG	168,412	0.2
1,139		Lanxess	91,424	0.1
432		Linde AG	77,418	0.1
3,198		MAN AG	380,320	0.4
1,871		Metro AG	103,279	0.1
2,086		Muenchener Rueckversicherungs AG	307,833	0.3
4,269		RWE AG	223,802	0.2
9,207		SAP AG	575,644	0.6
8,437		Siemens AG	1,078,306	1.1
831		ThyssenKrupp AG	36,741	0.0
3,344		TUI AG	30,906	0.0
288		Volkswagen AG	52,634	0.0
			9,063,694	8.9
		Greece: 0.3%
26,379		Public Power Corp.	324,697	0.3
		Hong Kong: 2.8%
49,030		AIA Group Ltd.	180,087	0.2
3,200		ASM Pacific Technology Ltd.	35,098	0.0
90,000		Cathay Pacific Airways Ltd.	208,723	0.2
17,000		Cheung Kong Holdings Ltd.	259,196	0.3
30,000		Cheung Kong Infrastructure Holdings Ltd.	172,861	0.2
12,000		Hang Lung Properties Ltd.	44,261	0.0
4,070		Hang Seng Bank Ltd.	63,880	0.1
6,800		Hong Kong Exchanges and Clearing Ltd.	140,280	0.1
28,000		HongKong Electric Holdings	231,724	0.3
6,000		Hutchison Whampoa Ltd.	69,894	0.1
19,000		Hysan Development Co., Ltd.	89,041	0.1
18,000		Li & Fung Ltd.	29,930	0.0
27,500		Link Real Estate Investment Trust	96,090	0.1
49,000		New World Development Ltd.	72,071	0.1
70,000		NWS Holdings Ltd.	101,501	0.1
26,000		Orient Overseas International Ltd.	147,574	0.1
264,000		PCCW Ltd.	115,092	0.1
71,000		SJM Holdings Ltd.	178,550	0.2
16,000		Sun Hung Kai Properties Ltd.	243,184	0.2
10,500		Swire Pacific Ltd.	147,705	0.1
22,000		Wharf Holdings Ltd.	161,594	0.2
			2,788,336	2.8
		India: 0.1%
4,092		Vedanta Resources PLC	118,306	0.1
		Ireland: 0.2%
8,366		CRH PLC	163,530	0.2
		Israel: 0.7%
7,348		Bank Leumi Le-Israel BM	34,108	0.0
12,279		Bezeq Israeli Telecommunication Corp., Ltd.	29,744	0.0
173		Delek Group Ltd.	38,560	0.1
3,743		Israel Chemicals Ltd.	62,933	0.1
33		Israel Corp., Ltd.	35,796	0.0
7,185		Mizrahi Tefahot Bank Ltd.	75,496	0.1

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Israel: (continued)
1,033	@	NICE Systems Ltd.	$36,815	0.0
2,310		Partner Communications	33,138	0.0
8,552		Teva Phaemaceutical Industries Ltd.	398,921	0.4
			745,511	0.7
		Italy: 3.9%
6,223		Assicurazioni Generali S.p.A.	118,113	0.1
20,525		Altantia S.p.A.	380,031	0.4
150,445	@	Banca Monte dei Paschi di Siena S.p.A.	112,754	0.1
75,235		Enel S.p.A.	433,306	0.4
46,165		ENI S.p.A.	1,003,218	1.0
2,520		Exor SpA	75,716	0.1
47,024		Fiat S.p.A	464,619	0.5
43,311		Intesa Sanpaolo S.p.A.	99,910	0.1
12,991		Mediobanca S.p.A.	119,396	0.1
8,837		Pirelli & C S.p.A.	91,628	0.1
1,531		Saipem S.p.A.	79,781	0.1
27,018		Snam Rete Gas S.p.A.	155,980	0.2
274,402		Telecom Italia S.p.A.	345,278	0.3
248,857		Telecom Italia S.p.A. RNC	267,620	0.3
7,160		Terna S.p.A	32,467	0.0
76,776		UniCredito Italiano S.p.A.	136,959	0.1
			3,916,776	3.9
		Japan: 19.4%
2,200		Advantest Corp.	38,983	0.0
9,400		Aeon Co., Ltd.	118,380	0.1
5,300		Aisin Seiki Co., Ltd.	203,378	0.2
7,500		Asahi Breweries Ltd.	158,702	0.2
900		Astellas Pharma, Inc.	34,965	0.0
5,000		Bank of Kyoto Ltd.	45,637	0.1
27,000		Bank of Yokohama Ltd.	132,240	0.1
1,500		Bridgestone Corp.	37,313	0.0
12,600		Canon, Inc.	607,465	0.6
50		Central Japan Railway Co.	430,851	0.4
13,500		Chubu Electric Power Co., Inc.	231,845	0.2
13,000		Chuo Mitsui Trust Holdings, Inc.	47,888	0.1
6,400		Credit Saison Co., Ltd.	108,550	0.1
3,000		Dai Nippon Printing Co., Ltd.	34,065	0.0
11,000		Daihatsu Motor Co., Ltd.	192,671	0.2
56		Dai-ichi Life Insurance Co., Ltd.	79,262	0.1
1,400		Daito Trust Construction Co., Ltd.	134,760	0.1
9,000		Daiwa House Industry Co., Ltd.	121,287	0.1
8,000		Daiwa Securities Group, Inc.	34,796	0.0
1,000		Dena Co., Ltd.	49,792	0.1
1,100		Denso Corp.	39,090	0.0
7,400		East Japan Railway Co.	465,715	0.5
7,900		Eisai Co., Ltd.	320,642	0.3
3,100	@	Elpida Memory, Inc.	28,616	0.0
200		Fanuc Ltd.	37,834	0.0
25,000		Fuji Heavy Industries Ltd.	200,158	0.2
11,000		Fuji Photo Film Co., Ltd.	332,201	0.3
23,000		Fukuoka Financial Group, Inc.	97,796	0.1
18,000		Gunma Bank Ltd.	95,679	0.1
2,810		Hakuhodo DY Holdings, Inc.	155,253	0.2
6,000		Hitachi Ltd.	36,999	0.0
10,500		Honda Motor Co., Ltd.	416,598	0.4
8,700		Ibiden Co., Ltd.	263,292	0.3
1,600		Idemitsu Kosan Co., Ltd.	185,790	0.2
6		Inpex Holdings, Inc.	46,575	0.1
40,060		Itochu Corp.	462,190	0.5
8,000		Iyo Bank Ltd.	75,330	0.1
34		Japan Prime Realty Investment Corp.	87,667	0.1
23		Japan Retail Fund Investment Corp.	35,862	0.0
36		Japan Tobacco, Inc.	163,147	0.2
9,100		JX Holdings, Inc.	65,794	0.1
18,800		Kansai Electric Power Co., Inc.	316,696	0.3
10,200		Kao Corp.	288,448	0.3
41		KDDI Corp.	304,663	0.3
3,300		Komatsu Ltd.	103,021	0.1
300		Kyocera Corp.	32,036	0.0
3,200		Kyushu Electric Power Co., Inc.	50,408	0.1
57,000		Marubeni Corp.	427,703	0.4
5,614		Miraca Holdings, Inc.	235,955	0.2
54,000		Mitsubishi Chemical Holdings Corp.	420,918	0.4
22,700		Mitsubishi Corp.	607,138	0.6
6,000		Mitsubishi Estate Co., Ltd.	107,594	0.1
27,000		Mitsubishi Gas Chemical Co., Inc.	210,440	0.2
123,597		Mitsubishi UFJ Financial Group, Inc.	627,610	0.6
31,692		Mitsui & Co., Ltd.	596,661	0.6
2,452		Mitsui Fudosan Co., Ltd.	46,849	0.1
139,824		Mizuho Financial Group, Inc.	228,729	0.2
32,000		Mizuho Securities Co., Ltd.	77,740	0.1
2,500		Mitsui Sumitomo Insurance Group Holdings, Inc.	62,479	0.1
600		Murata Manufacturing Co., Ltd.	38,860	0.0
400		Nidec Corp.	39,798	0.0
14,300		Nikon Corp.	335,598	0.3
1,600		Nintendo Co., Ltd.	253,738	0.3
15,000		Nippon Electric Glass Co., Ltd.	188,741	0.2
24,000		Nippon Meat Packers, Inc.	333,916	0.3
10,000		Nippon Yusen KK	36,614	0.0

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2011 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: (continued)
21,966	Nishi-Nippon City Bank Ltd.	$67,543	0.1
15,100	Nissan Motor Co., Ltd.	160,686	0.2
6,000	NKSJ Holdings, Inc.	39,590	0.0
31,000	Nomura Holdings, Inc.	150,496	0.2
5,600	Nomura Real Estate Holdings, Inc.	102,513	0.1
6,400	Nippon Telegraph & Telephone Corp.	316,515	0.3
41	NTT DoCoMo, Inc.	75,867	0.1
45	NTT Urban Development Corp.	41,218	0.0
430	ORIX Corp.	46,385	0.1
3,400	Panasonic Corp.	40,428	0.0
1,300	Secom Co., Ltd.	64,851	0.1
1,400	Seven & I Holdings Co., Ltd.	39,921	0.0
46	Seven Bank Ltd.	94,631	0.1
2,200	Shiseido Co., Ltd.	42,155	0.1
3,000	Softbank Corp.	117,151	0.1
120,300	Sojitz Corp.	237,949	0.2
16,100	Sony Corp.	403,826	0.4
6,300	Sony Financial Holdings, Inc.	113,420	0.1
1,900	Sumco Corp.	30,084	0.0
31,800	Sumitomo Corp.	448,164	0.4
23,000	Sumitomo Metal Mining Co., Ltd.	407,272	0.4
12,000	Sumitomo Mitsui Financial Group, Inc.	377,508	0.4
1,500	Suzuki Motor Corp.	34,742	0.0
4,200	T&D Holdings, Inc.	102,766	0.1
11,451	Takeda Pharmaceutical Co., Ltd.	546,190	0.5
5,200	TDK Corp.	267,870	0.3
9,249	Tokio Marine Holdings, Inc.	272,744	0.3
1,400	Tokyo Electron Ltd.	75,357	0.1
12,000	TonenGeneral Sekiyu KK	150,724	0.2
5,000	Toppan Printing Co., Ltd.	39,541	0.0
62,000	Toshiba Corp.	321,643	0.3
19,700	Toyo Seikan Kaisha Ltd.	344,891	0.3
7,400	Toyoda Gosei Co., Ltd.	161,576	0.2
6,500	Toyota Industries Corp.	211,851	0.2
24,290	Toyota Motor Corp.	991,615	1.0
800	Uni-Charm Corp.	36,122	0.0
3,490	Yamada Denki Co., Ltd.	279,427	0.3
		19,682,643	19.4
	Luxembourg: 0.1%
1,169	ArcelorMittal	36,439	0.0
2,703	Tenaris S.A.	59,252	0.1
		95,691	0.1
	Macau: 0.1%
13,600	Sands China Ltd.	40,933	0.0
28,000	Wynn Macau Ltd.	97,523	0.1
		138,456	0.1
	Netherlands: 4.2%
1,118	Akzo Nobel NV	68,291	0.1
8,379	ASML Holding NV	298,494	0.3
6,850	Heineken Holding NV	348,056	0.4
614	Heineken NV	36,331	0.0
3,046	Koninklijke Ahold NV	40,559	0.0
6,653	Koninklijke DSM NV	377,217	0.4
20,589	Koninklijke KPN NV	293,622	0.3
525	Royal Dutch Shell PLC	19,270	0.0
27,947	Royal Dutch Shell PLC - Class B	1,023,293	1.0
33,111	Royal Dutch Shell PLC - Class A	1,212,836	1.2
1,491	Koninklijke Philips Electronics NV	37,033	0.0
14,330	Unilever NV	465,371	0.5
		4,220,373	4.2
	New Zealand: 0.3%
132,045	Telecom Corp. of New Zealand Ltd.	303,605	0.3
	Norway: 0.8%
4,815	DnB NOR ASA	70,020	0.1
5,171	Norsk Hydro ASA	36,810	0.0
1,523	Statoil ASA	37,537	0.0
17,615	Telenor ASA	294,403	0.3
7,206	Yara International ASA	411,608	0.4
		850,378	0.8
	Portugal: 0.5%
29,255	Banco Espirito Santo S.A.	110,711	0.1
13,031	Jeronimo Martins	254,977	0.3
16,141	Portugal Telecom SGPS S.A.	139,169	0.1
		504,857	0.5
	Singapore: 1.4%
56,000	Ascendas Real Estate Investment Trust	94,838	0.1
9,000	DBS Group Holdings Ltd.	115,981	0.1
44,000	Hutchison Port Holdings Trust	33,440	0.1
9,000	Jardine Cycle & Carriage Ltd.	361,128	0.4
32,000	Oversea-Chinese Banking Corp.	263,919	0.3
12,000	SembCorp Industries Ltd.	50,445	0.0
3,000	Singapore Airlines Ltd.	35,321	0.0
14,000	Singapore Telecommunications Ltd.	39,007	0.0
15,000	United Overseas Bank Ltd.	254,407	0.3
22,000	United Overseas Land Ltd.	94,136	0.1
8,000	Wilmar International Ltd.	39,137	0.0
		1,381,759	1.4

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Spain: 4.1%
1,786		Abertis Infraestructuras S.A.	$32,855	0.0
1,398		ACS Actividades de Construccion y Servicios S.A.	59,056	0.1
25,656		Banco Popular Espanol S.A.	132,529	0.1
76,672		Banco Santander Central Hispano S.A.	806,999	0.8
45,650		Banco Bilbao Vizcaya Argentaria S.A.	478,185	0.5
23,719		Criteria Caixacorp S.A.	136,996	0.1
3,405		Ferrovial SA	43,415	0.1
3,919		Iberdrola S.A.	31,845	0.0
6,125		Inditex S.A.	553,840	0.6
40,638		Corp. Mapfre S.A.	144,034	0.1
6,721		Red Electrica de Espana	366,044	0.4
20,541		Repsol YPF S.A.	647,827	0.6
33,843		Telefonica S.A.	754,348	0.7
			4,187,973	4.1
		Sweden: 2.6%
1,565		Alfa Laval AB	32,654	0.0
1,220		Assa Abloy AB	31,323	0.0
19,078		Atlas Copco AB - Class A	450,231	0.5
1,477		Atlas Copco AB - Class B	31,052	0.0
21,114		Boliden AB	364,916	0.4
31,198		Telefonaktiebolaget LM Ericsson	391,868	0.4
1,666		Hennes & Mauritz AB	56,960	0.0
1,288		Hexagon AB	26,214	0.0
5,316		Industrivarden AB	79,387	0.1
1,542		Investor AB	33,489	0.0
12,393		Nordea Bank AB	131,812	0.1
4,150		Sandvik AB	66,167	0.1
9,550		Scania AB - B Shares	185,661	0.2
1,899		Skanska AB	30,882	0.0
4,960		SKF AB - B Shares	130,464	0.1
2,611		Svenska Cellulosa AB - B Shares	38,014	0.0
1,393		Svenska Handelsbanken AB	43,856	0.1
2,479		Swedbank AB	43,410	0.1
5,128		TeliaSonera AB	39,215	0.0
29,463		Volvo AB - B Shares	475,048	0.5
			2,682,623	2.6
		Switzerland: 7.0%
4,285		ABB Ltd.	102,633	0.1
1,375		Actelion Ltd. - Reg	69,813	0.1
2,504		Adecco S.A.	150,471	0.2
6,435		Aryzta AG	351,427	0.3
5,503		Compagnie Financiere Richemont S.A.	355,408	0.4
11,248		Credit Suisse Group	404,394	0.4
6,736		GAM Holding AG	104,500	0.1
21,545		Nestle S.A.	1,372,450	1.4
24,184		Novartis AG	1,482,530	1.5
7,532		Roche Holding AG - Genusschein	1,351,587	1.3
18		SGS S.A.	34,964	0.0
536		Swatch Group AG - BR	290,686	0.3
667		Swiss Life Holding	99,040	0.1
1,392		Swiss Re Ltd.	78,368	0.1
105		Syngenta AG	33,425	0.0
206	#	Synthes, Inc.	37,141	0.0
598		Transocean Ltd.	36,312	0.0
27,241		UBS AG - Reg	449,709	0.4
1,452		Zurich Financial Services AG	345,289	0.3
			7,150,147	7.0
		United Kingdom: 18.3%
17,073		Anglo American PLC	808,109	0.8
3,888		ARM Holdings PLC	37,072	0.0
17,703		AstraZeneca PLC	860,165	0.8
7,568		Autonomy Corp. PLC	208,262	0.2
33,380		Aviva PLC	217,385	0.2
13,142		BAE Systems PLC	65,427	0.1
20,181		Balfour Beatty PLC	100,211	0.1
100,480		Barclays PLC	364,595	0.4
17,640		BG Group PLC	415,888	0.4
15,841		BHP Billiton PLC	591,739	0.6
162,652		BP PLC	1,225,843	1.2
24,191		British American Tobacco PLC	1,116,682	1.1
13,695		British Land Co. PLC	130,996	0.1
111,002		BT Group PLC	365,137	0.4
8,827		Burberry Group PLC	215,794	0.2
15,273		Centrica PLC	76,672	0.1
46,006		Compass Group PLC	432,655	0.4
39,582		Diageo PLC	805,129	0.8
22,622		Experian Group Ltd.	297,374	0.3
46,550		GlaxoSmithKline PLC	1,037,834	1.0
131,275		HSBC Holdings PLC	1,279,837	1.3
13,906		ICAP PLC	101,747	0.1
17,940		Imperial Tobacco Group PLC	621,018	0.6
3,912		Inmarsat PLC	34,621	0.0
41,630		J Sainsbury PLC	207,299	0.2
4,460		Kazakhmys PLC	97,977	0.1
11,865		Kingfisher PLC	49,001	0.1
5,199		Land Securities Group PLC	72,644	0.1
86,399		Legal & General Group PLC	158,322	0.2
259,696	@	Lloyds TSB Group PLC	183,451	0.2
6,513		London Stock Exchange Group PLC	106,195	0.1
31,403		Man Group PLC	114,273	0.1
7,663		Marks & Spencer Group PLC	43,425	0.0
56,497		National Grid PLC	552,787	0.5
1,089		Next PLC	42,330	0.0
63,792		Old Mutual PLC	132,363	0.1
18,413		Pearson PLC	353,329	0.4
8,429		Petrofac Ltd.	192,848	0.2
16,489		Prudential PLC	185,735	0.2
6,318		Reckitt Benckiser PLC	357,509	0.4

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
25,478		Resolution Ltd.	$115,187	0.1
10,742		Rio Tinto PLC	758,261	0.7
23,437		Royal & Sun Alliance Insurance Group	50,399	0.1
2,367		SABMiller PLC	88,423	0.1
8,328		Sage Group PLC	37,416	0.0
1,330		Schroders PLC	35,402	0.0
5,887		Scottish & Southern Energy PLC	126,136	0.1
1,899		Shire PLC	65,912	0.1
18,048		Smith & Nephew PLC	189,854	0.2
14,330		Smiths Group PLC	266,331	0.3
17,325		Standard Chartered PLC	441,334	0.4
31,330		Tesco PLC	196,795	0.2
11,466		TUI Travel PLC	36,594	0.0
1,699		Tullow Oil PLC	34,133	0.0
3,089		Unilever PLC	98,602	0.1
366,971		Vodafone Group PLC	1,029,112	1.0
4,801		Weir Group PLC	166,621	0.2
2,291		Whitbread PLC	58,390	0.1
8,068		WM Morrison Supermarkets PLC	38,431	0.0
1,288		Wolseley PLC	38,238	0.0
23,673		Xstrata PLC	499,459	0.5
			18,630,710	18.3
		Total Common Stock
		(Cost $84,954,822)	98,399,774	96.9
PREFERRED STOCK: 0.6%
		Germany: 0.6%
1,427		RWE AG	68,569	0.1
2,811		Volkswagen AG	561,124	0.5
		Total Preferred Stock
		(Cost $545,003)	629,693	0.6
		Total Long-Term Investments
		(Cost $85,499,825)	99,029,467	97.5
SHORT-TERM INVESTMENTS: 1.5%
		Mutual Funds: 1.5%
1,536,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $1,536,000)	1,536,000	1.5
		Total Short-Term Investments
		(Cost $1,536,000)	1,536,000	1.5
		Total Investments in Securities (Cost $87,035,825)*	$100,565,467	99.0
		Assets in Excess of Other Liabilities	1,033,898	1.0
		Net Assets	$101,599,365	100.0

	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	*	Cost for federal income tax purposes is $90,568,358.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$15,192,217
		Gross Unrealized Depreciation	(5,195,108)
		Net Unrealized appreciation	$9,997,109

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2011 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	11.0%
Consumer Staples	10.7
Energy	8.5
Financials	21.8
Health Care	9.2
Industrials	11.9
Information Technology	4.3
Materials	10.5
Telecommunication Services	5.4
Utilities	4.2
Short-Term Investments	1.5
Assets in Excess of Other Liabilities	1.0
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 7/31/2011
Asset Table
Investments, at value
Common Stock
Australia	$43,401	$8,459,630	$—	$8,503,031
Austria	—	485,512	—	485,512
Belgium	37,130	792,903	—	830,033
China	—	165,666	—	165,666
Denmark	—	737,626	—	737,626
Finland	—	1,067,461	—	1,067,461
France	—	9,660,380	—	9,660,380
Germany	—	9,063,694	—	9,063,694
Greece	—	324,697	—	324,697
Hong Kong	231,724	2,556,612	—	2,788,336
India	—	118,306	—	118,306
Ireland	—	163,530	—	163,530
Israel	—	745,511	—	745,511
Italy	—	3,916,776	—	3,916,776
Japan	—	19,682,643	—	19,682,643
Luxembourg	—	95,691	—	95,691
Macau	—	138,456	—	138,456
Netherlands	—	4,220,373	—	4,220,373
New Zealand	—	303,605	—	303,605
Norway	—	850,378	—	850,378
Portugal	—	504,857	—	504,857
Singapore	33,440	1,348,319	—	1,381,759
Spain	806,999	3,380,974	—	4,187,973
Sweden	56,960	2,625,663	—	2,682,623
Switzerland	115,509	7,034,638	—	7,150,147
United Kingdom	—	18,630,710	—	18,630,710
Total Common Stock	1,325,163	97,074,611	—	98,399,774
Preferred Stock	—	629,693	—	629,693
Short-Term Investments	1,536,000	—	—	1,536,000
Total Investments, at value	$2,861,163	$97,704,304	$—	$100,565,467
Liabilities Table
Other Financial Instruments+
Futures	$(1,122)	$—	$—	$(1,122)
Total Liabilities	$(1,122)	$—	$—	$(1,122)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended July 31, 2011.

ING Index Plus International Equity Fund Open Futures Contracts on July 31, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	25	09/16/11	$2,087,125	$(1,122)
			$2,087,125	$(1,122)

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of July 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Australia: 6.2%
19,175		BHP Billiton Ltd.	$876,787	1.9
14,329		CSL Ltd.	483,053	1.1
15,942		Woodside Petroleum Ltd.	671,749	1.5
26,217		WorleyParsons Ltd.	792,176	1.7
			2,823,765	6.2
		Austria: 1.0%
10,007		Erste Bank der Oesterreichischen Sparkassen AG	478,440	1.0
		Belgium: 1.4%
11,420		Anheuser-Busch InBev NV	657,276	1.4
		Brazil: 3.9%
38,571		Cia Energetica de Minas Gerais ADR	744,420	1.7
61,692		Hypermarcas SA	467,011	1.0
27,646		Itau Unibanco Holding SA ADR	563,149	1.2
			1,774,580	3.9
		Canada: 5.8%
11,038		Bank of Nova Scotia	626,517	1.3
27,050		Cameco Corp.	718,448	1.6
37,360		Manulife Financial Corp.	593,650	1.3
19,191		Suncor Energy, Inc.	733,480	1.6
			2,672,095	5.8
		Chile: 1.2%
8,211		Sociedad Quimica y Minera de Chile SA ADR	528,132	1.2
		China: 9.1%
594,000		Agile Property Holdings Ltd.	957,053	2.1
247,000		China Merchants Bank Co., Ltd.	585,412	1.3
795,000		Industrial and Commercial Bank of China Ltd.	603,763	1.3
4,547	@	New Oriental Education & Technology Group ADR	580,788	1.3
75,000		Ping An Insurance Group Co. of China Ltd.	729,376	1.6
26,800		Tencent Holdings Ltd.	695,745	1.5
			4,152,137	9.1
		Denmark: 2.2%
4,445		Novo-Nordisk A/S	543,716	1.2
20,807		Vestas Wind Systems A/S	458,718	1.0
			1,002,434	2.2
		France: 3.6%
29,747		AXA S.A.	556,539	1.2
9,199		BNP Paribas	596,593	1.3
4,041		Iliad SA	518,171	1.1
			1,671,303	3.6
		Germany: 7.9%
10,130		Adidas AG	751,965	1.6
21,432		Aixtron AG	575,768	1.3
6,495		Bayer AG	519,604	1.1
6,949		Bayerische Motoren Werke AG	694,708	1.5
6,936	@	Deutsche Boerse AG	515,062	1.1
3,022		Wacker Chemie AG	571,471	1.3
			3,628,578	7.9
		Hong Kong: 2.9%
412,000		China Resources Land Ltd.	807,034	1.8
306,850		Li & Fung Ltd.	510,229	1.1
			1,317,263	2.9
		India: 2.7%
17,500		HDFC Bank Ltd. ADR	608,300	1.3
22,280		Vedanta Resources PLC	644,149	1.4
			1,252,449	2.7
		Israel: 1.3%
12,694		Teva Pharmaceutical Industries Ltd. ADR	592,048	1.3
		Italy: 1.5%
12,823		Saipem S.p.A.	668,216	1.5
		Japan: 14.7%
19,500		Canon, Inc.	940,124	2.1
4,200		Fanuc Ltd.	794,523	1.7
23,400		Komatsu Ltd.	730,510	1.6
42,000		NGK Insulators Ltd.	769,249	1.7
755		Rakuten, Inc.	770,099	1.7
2,168		Samsung Electronics Co., Ltd. GDR	867,776	1.9
4,800		SMC Corp.	882,763	1.9
24,000		Toyota Motor Corp.	979,777	2.1
			6,734,821	14.7
		Luxembourg: 1.1%
15,426	L	ArcelorMittal	480,520	1.1
		Mexico: 1.0%
16,609		Wal-Mart de Mexico SA de CV ADR	456,914	1.0
		Norway: 1.8%
48,523		Telenor ASA	810,974	1.8
		Russia: 1.3%
42,724		Gazprom OAO ADR	614,798	1.3
		Sweden: 2.8%
20,756		Atlas Copco AB - Class A	489,831	1.1

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of July 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Sweden: (continued)
6,731		Millicom International Cellular S.A.	$805,241	1.7
			1,295,072	2 .8
		Switzerland: 8.6%
21,779		ABB Ltd.	521,644	1.1
10,913		Adecco S.A.	655,787	1.4
9,795		Compagnie Financiere Richemont S.A.	632,604	1.4
12,675		Credit Suisse Group	455,698	1.0
8,011		Holcim Ltd.	549,278	1.2
8,431		Nestle S.A.	537,068	1.2
3,404		Roche Holding AG - Genusschein	610,834	1.3
			3,962,913	8.6
		Taiwan: 1.2%
189,200		Hon Hai Precision Industry Co., Ltd.	539,571	1.2
		United Kingdom: 15.3%
16,750		Anglo American PLC	792,820	1.7
54,236		ARM Holdings PLC	517,144	1.1
28,405		Autonomy Corp. PLC	781,670	1.7
26,593		BG Group PLC	626,968	1.4
46,268		British Sky Broadcasting PLC	540,738	1.2
13,381		HSBC Holdings PLC ADR	653,929	1.4
65,810		Prudential PLC	741,296	1.6
66,119		Rolls-Royce Holdings PLC	705,899	1.6
16,616		Schroders PLC	442,282	1.0
21,745		Standard Chartered PLC	553,929	1.2
102,890		Tesco PLC	646,289	1.4
			7,002,964	15.3
		Total Common Stock (Cost $40,644,853)	45,117,263	98.5
EXCHANGE-TRADED FUNDS: 1.1%
3,980		iShares MSCI EAFE Index Fund	233,427	0.5
5,954		Vanguard Emerging Markets ETF	287,935	0.6
		Total Exchange-Traded Funds (Cost $507,523)	521,362	1.1
		Total Long-Term Investments (Cost $41,152,376)	45,638,625	99.6
SHORT-TERM INVESTMENTS: 1.0%
		Securities Lending Collateral(cc): 1.0%
408,908		BNY Mellon Overnight Government Fund(1)	408,908	0.9
79,764	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	63,811	0.1
		Total Short-Term Investments (Cost $488,672)	472,719	1.0
		Total Investments in Securities (Cost $41,641,048)*	$46,111,344	100.6
		Liabilities in Excess of Other Assets	(288,227)	(0.6)
		Net Assets	$45,823,117	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at July 31, 2011.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

	*	Cost for federal income tax purposes is $42,857,931.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$5,994,563
		Gross Unrealized Depreciation	(2,741,150)
		Net Unrealized appreciation	$3,253,413

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of July 31, 2011 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	11.9%
Consumer Staples	6.0
Energy	10.6
Financials	24.0
Health Care	6.0
Industrials	13.1
Information Technology	10.8
Materials	9.8
Telecommunication Services	3.5
Telecommunications	1.1
Utilities	1.7
Other Long-Term Investments	1.1
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.6)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of July 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 7/31/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$2,823,765	$—	$2,823,765
Austria	—	478,440	—	478,440
Belgium	—	657,276	—	657,276
Brazil	1,211,431	563,149	—	1,774,580
Canada	2,672,095	—	—	2,672,095
Chile	—	528,132	—	528,132
China	580,788	3,571,349	—	4,152,137
Denmark	—	1,002,434	—	1,002,434
France	—	1,671,303	—	1,671,303
Germany	515,062	3,113,516	—	3,628,578
Hong Kong	—	1,317,263	—	1,317,263
India	608,300	644,149	—	1,252,449
Israel	592,048	—	—	592,048
Italy	—	668,216	—	668,216
Japan	867,776	5,867,045	—	6,734,821
Luxembourg	480,520	—	—	480,520
Mexico	456,914	—	—	456,914
Norway	—	810,974	—	810,974
Russia	614,798	—	—	614,798
Sweden	—	1,295,072	—	1,295,072
Switzerland	—	3,962,913	—	3,962,913
Taiwan	—	539,571	—	539,571
United Kingdom	1,194,667	5,808,297	—	7,002,964
Total Common Stock	9,794,399	35,322,864	—	45,117,263
Exchange-Traded Funds	521,362	—	—	521,362
Short-Term Investments	408,908	—	63,811	472,719
Total Investments, at value	$10,724,669	$35,322,864	$63,811	$46,111,344

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended July 31, 2011.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended July 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	7/31/2011
Asset Table
Investments, at value
Short-Term Investments	$63,811	$—	$—	$—	$—	$—	$—	$—	$63,811
Total Investments, at value	$63,811	$—	$—	$—	$—	$—	$—	$—	$63,811

As of July 31, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING International Core Fund	as of July 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.9%
		Australia: 1.2%
70,662		BHP Billiton Ltd.	$3,231,056	0.9
122,932		Fortescue Metals Group Ltd.	851,635	0.3
			4,082,691	1.2
		Belgium: 0.5%
31,155		Umicore	1,587,132	0.5
		Bermuda: 0.1%
36,064		Frontline Ltd.	419,310	0.1
		Brazil: 4.4%
16,100		Banco do Estado do Rio Grande do Sul	161,223	0.0
98,000		Banco Santander Brasil SA ADR	909,440	0.3
282,042		BM&F Bovespa S.A.	1,658,589	0.5
20,189		CETIP SA - Balcao Organizado de Ativos e Derivativos	342,374	0.1
47,400		Cia de Concessoes Rodoviarias	1,419,081	0.4
50,200		Embraer SA ADR	1,481,904	0.4
39,000		Itau Unibanco Holding SA ADR	794,430	0.2
104,700		JSL SA	675,114	0.2
28,800		Localiza Rent a Car SA	464,262	0.1
94,649		Natura Cosmeticos S.A.	2,142,777	0.6
462,400		PDG Realty SA Empreendimentos e Participacoes	2,432,978	0.7
88,100		Petroleo Brasileiro SA ADR	2,993,160	0.8
11,800	@	Raia SA	214,566	0.1
			15,689,898	4.4
		Canada: 5.0%
35,801		Canadian National Railway Co.	2,684,372	0.8
143,716		Canadian Natural Resources Ltd.	5,803,091	1.6
46,200		Cenovus Energy, Inc.	1,776,049	0.5
45,400		EnCana Corp.	1,331,898	0.4
10,800		First Quantum Minerals Ltd.	1,497,272	0.4
81,595		Potash Corp. of Saskatchewan	4,717,007	1.3
			17,809,689	5.0
		Chile: 0.3%
48,300		Enersis SA ADR	1,052,457	0.3
		China: 6.1%
100,000		Beijing Enterprises Holdings Ltd.	504,874	0.1
542,900		Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd.	1,067,637	0.3
491,640		China Life Insurance Co., Ltd.	1,639,639	0.5
1,083,000		China Merchants Bank Co., Ltd.	2,566,807	0.7
217,600		China Pacific Insurance Group Co., Ltd.	824,447	0.2
545,500		China Shenhua Energy Co., Ltd.	2,735,193	0.8
1,626,000		CNOOC Ltd.	3,619,495	1.0
163,500		Hengan International Group Co., Ltd.	1,419,787	0.4
511,000		Huabao International Holdings Ltd.	432,887	0.1
3,664,900		Industrial and Commercial Bank of China Ltd.	2,783,308	0.8
680,000		Shandong Weigao Group Medical Polymer Co., Ltd.	931,190	0.3
571,400		Sinopharm Group Co.	1,663,744	0.5
35,454		Tencent Holdings Ltd.	920,408	0.3
112,000		Xinao Gas Holdings Ltd.	377,992	0.1
			21,487,408	6.1
		Colombia: 0.1%
2,400		BanColombia SA ADR	159,120	0.1
		Denmark: 1.8%
55,368		DSV A/S	1,227,550	0.3
12,350		FLSmidth & Co. A/S	957,684	0.3
34,350		Novo-Nordisk A/S	4,201,722	1.2
			6,386,956	1.8
		Finland: 0.4%
6,685		Elisa OYJ	143,670	0.0
18,928		Kone OYJ	1,097,328	0.3
5,132		Nokian Renkaat OYJ	240,049	0.1
			1,481,047	0.4
		France: 11.0%
45,702		Accor S.A.	2,011,399	0.6
22,900		Air Liquide	3,145,628	0.9
86,338		BNP Paribas	5,599,374	1.6
41,582		Groupe Danone	2,964,589	0.8
28,467		Cie Generale D’Optique Essilor International S.A.	2,281,318	0.6
33,644		Lafarge S.A.	1,799,274	0.5
25,600		LVMH Moet Hennessy Louis Vuitton S.A.	4,692,319	1.3
35,768		Pernod-Ricard S.A.	3,543,433	1.0
52,197		Publicis Groupe	2,654,419	0.8
37,055		Safran S.A.	1,540,327	0.4
18,769		Schneider Electric S.A.	2,712,406	0.8
11,331		Unibail	2,522,579	0.7
36,022		Vallourec	3,651,649	1.0
			39,118,714	11.0
		Germany: 8.8%
37,829		Adidas AG	2,808,103	0.8
21,743		Allianz AG	2,833,450	0.8
16,900		Bayer AG	1,353,338	0.4
43,052		Beiersdorf AG	2,773,530	0.8

PORTFOLIO OF INVESTMENTS
ING International Core Fund	as of July 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
18,720		Continental AG	$1,864,566	0.5
41,036		Deutsche Bank AG	2,256,277	0.6
41,811		Fresenius Medical Care AG & Co. KGaA	3,208,879	0.9
15,276		HeidelbergCement AG	840,142	0.2
163,248		Infineon Technologies AG	1,638,049	0.5
122,775		SAP AG	7,676,191	2.2
31,580		Siemens AG	4,036,139	1.1
			31,288,664	8.8
		Hong Kong: 3.0%
1,071,000		AIA Group Ltd.	3,933,776	1.1
998,000		China Gas Holdings Ltd.	374,026	0.1
475,000		Hang Lung Properties Ltd.	1,751,993	0.5
174,000		Hong Kong Exchanges and Clearing Ltd.	3,589,520	1.0
356,000		Shangri-La Asia Ltd.	916,875	0.3
			10,566,190	3.0
		Ireland: 0.8%
138,717		CRH PLC	2,711,500	0.8
		Israel: 1.6%
25,800	@	Check Point Software Technologies	1,487,235	0.4
87,023		Teva Pharmaceutical Industries Ltd. ADR	4,058,753	1.2
			5,545,988	1.6
		Italy: 1.2%
322,225		Intesa Sanpaolo S.p.A.	743,311	0.2
479,445		Snam Rete Gas S.p.A.	2,767,924	0.8
394,421		UniCredito Italiano S.p.A.	703,599	0.2
			4,214,834	1.2
		Japan: 11.2%
99,300		Bridgestone Corp.	2,470,149	0.7
53,200		Canon, Inc.	2,564,851	0.7
15,600		Chubu Electric Power Co., Inc.	267,910	0.1
1,215		Dai-ichi Life Insurance Co., Ltd.	1,719,710	0.5
15,700		Daito Trust Construction Co., Ltd.	1,511,237	0.4
52,100		Denso Corp.	1,851,421	0.5
25,300		Eisai Co., Ltd.	1,026,865	0.3
22,860		Fanuc Ltd.	4,324,477	1.2
205		Inpex Holdings, Inc.	1,591,314	0.5
71,500		JS Group Corp.	1,788,508	0.5
340		KDDI Corp.	2,526,470	0.7
130,230		Komatsu Ltd.	4,065,569	1.1
188,000		Mitsubishi Electric Corp.	2,219,912	0.6
955,500		Mitsubishi UFJ Financial Group, Inc.	4,851,908	1.4
100,000		Mitsui Fudosan Co., Ltd.	1,910,628	0.5
18,800		Nissan Motor Co., Ltd.	200,060	0.1
62,800		Promise Co., Ltd.	551,024	0.2
38,200		Sony Financial Holdings, Inc.	687,724	0.2
89,300		Toyota Motor Corp.	3,645,583	1.0
			39,775,320	11.2
		Luxembourg: 0.8%
91,044		ArcelorMittal	2,837,953	0.8
		Malaysia: 0.1%
355,000		AirAsia BHD	469,590	0.1
		Mexico: 1.2%
63,800		America Movil SAB de CV ADR	1,646,040	0.5
963,395		Wal-Mart de Mexico SA de CV	2,660,206	0.7
			4,306,246	1.2
		Netherlands: 1.0%
51,300		ASML Holding NV	1,828,845	0.5
58,818		Koninklijke KPN NV	838,809	0.2
27,400	@	Yandex NV	958,178	0.3
			3,625,832	1.0
		Norway: 0.5%
54,733		SeaDrill Ltd.	1,905,153	0.5
		Russia: 0.2%
57,138		Gazprom OAO ADR	822,216	0.2
		South Korea: 2.2%
18,446		Hyundai Motor Co.	4,106,610	1.2
4,622		Samsung Electronics Co., Ltd.	3,701,125	1.0
			7,807,735	2.2
		Spain: 1.0%
28,947		Banco Bilbao Vizcaya Argentaria S.A.	303,221	0.1
148,911		Telefonica S.A.	3,319,172	0.9
			3,622,393	1.0
		Sweden: 1.7%
104,693		Assa Abloy AB	2,687,920	0.8
19,838		Atlas Copco AB - Class A	468,166	0.1
81,593		Hennes & Mauritz AB	2,789,626	0.8
			5,945,712	1.7
		Switzerland: 8.1%
55,987		ABB Ltd.	1,340,985	0.4
10,477		Compagnie Financiere Richemont S.A.	676,650	0.2
78,200		Credit Suisse Group	2,811,488	0.8
240,581		Glencore International PLC	1,878,539	0.5
37,789		Julius Baer Group Ltd.	1,605,621	0.4
14,383		Kuehne & Nagel International AG	2,010,784	0.6
65,700		Nestle S.A.	4,185,194	1.2
62,708		Novartis AG	3,844,131	1.1
18,431		Roche Holding AG - Genusschein	3,307,368	0.9
849		SGS S.A.	1,649,117	0.4

PORTFOLIO OF INVESTMENTS
ING International Core Fund	as of July 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Switzerland: (continued)
36,424		Swiss Re Ltd.	$2,050,629	0.6
209,700		UBS AG - Reg	3,461,843	1.0
			28,822,349	8.1
		Taiwan: 1.2%
50,400		High Tech Computer Corp.	1,499,272	0.4
279,000		Synnex Technology International Corp.	716,239	0.2
499,000		Taiwan Semiconductor Manufacturing Co., Ltd.	1,240,090	0.3
549,000		WPG Holdings Ltd	917,453	0.3
			4,373,054	1.2
		Turkey: 0.5%
438,394		Turkiye Garanti Bankasi A/S	1,923,698	0.5
		United Kingdom: 17.7%
194,407		ARM Holdings PLC	1,853,683	0.5
46,850		AstraZeneca PLC	2,276,379	0.6
363,804		Barclays PLC	1,320,076	0.4
187,777		BG Group PLC	4,427,114	1.3
94,200		British American Tobacco PLC	4,348,372	1.2
69,684		Capita Group PLC	819,614	0.2
89,917		Carnival PLC	3,106,893	0.9
35,400		Ensco International PLC ADR	1,885,050	0.6
168,274		Experian Group Ltd.	2,212,017	0.6
194,559		HSBC Holdings PLC	1,896,811	0.5
106,480		Imperial Tobacco Group PLC	3,685,950	1.0
53,757		Intercontinental Hotels Group PLC	1,060,756	0.3
667,831		Kingfisher PLC	2,758,064	0.8
457,803		National Grid PLC	4,479,308	1.3
112,759		Pearson PLC	2,163,742	0.6
66,129		Reckitt Benckiser PLC	3,741,963	1.1
66,915		Rio Tinto PLC	4,723,425	1.3
136,484		Rolls-Royce Holdings PLC	1,459,943	0.4
49,800		SABMiller PLC	1,860,359	0.5
200,267		Standard Chartered PLC	5,101,571	1.4
533,324		Tesco PLC	3,350,000	1.0
1,467,206		Vodafone Group PLC	4,114,547	1.2
			62,645,637	17.7
		United States: 2.2%
50,700		Carnival Corp.	1,688,310	0.5
34,152	@	Covidien PLC	1,734,580	0.5
46,921		Schlumberger Ltd.	4,240,251	1.2
			7,663,141	2.2
		Total Common Stock (Cost $344,600,889)	340,147,627	95.9
EXCHANGE-TRADED FUNDS: 0.6%
39,200		iShares MSCI EAFE Index Fund	2,299,080	0.6
		Total Exchange-Traded Funds (Cost $2,262,449)	2,299,080	0.6
PREFERRED STOCK: 1.1%
		Germany: 1.1%
19,800		Volkswagen AG	3,952,421	1.1
		Total Preferred Stock (Cost $3,391,702)	3,952,421	1.1
WARRANTS: 0.3%
		Ireland: 0.3%
107,481		Bharti Airtel Ltd.	1,063,009	0.3
		Total Warrants (Cost $824,306)	1,063,009	0.3
		Total Long-Term Investments (Cost $351,079,346)	347,462,137	97.9
SHORT-TERM INVESTMENTS: 1.6%
		Mutual Funds: 1.6%
5,745,552		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $5,745,552)	5,745,552	1.6
		Total Short-Term Investments (Cost $5,745,552)	5,745,552	1.6
		Total Investments in Securities (Cost $356,824,898)*	$353,207,689	99.5
		Assets in Excess of Other Liabilities	1,657,948	0.5
		Net Assets	$354,865,637	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $358,220,674.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$11,820,920
		Gross Unrealized Depreciation	(16,833,905)
		Net Unrealized depreciation	$(5,012,985)

PORTFOLIO OF INVESTMENTS
ING International Core Fund	as of July 31, 2011 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	13.8%
Consumer Staples	10.4
Energy	9.5
Financials	19.0
Health Care	8.5
Industrials	13.8
Information Technology	7.6
Materials	9.1
Telecommunication Services	3.5
Utilities	1.8
Warrants	0.3
Other Long-Term Investments	0.6
Short-Term Investments	1.6
Assets in Excess of Other Liabilities	0.5
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Core Fund	as of July 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 7/31/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$4,082,691	$—	$4,082,691
Belgium	—	1,587,132	—	1,587,132
Bermuda	—	419,310	—	419,310
Brazil	14,895,468	794,430	—	15,689,898
Canada	17,809,689	—	—	17,809,689
Chile	1,052,457	—	—	1,052,457
China	—	21,487,408	—	21,487,408
Colombia	159,120	—	—	159,120
Denmark	—	6,386,956	—	6,386,956
Finland	—	1,481,047	—	1,481,047
France	—	39,118,714	—	39,118,714
Germany	—	31,288,664	—	31,288,664
Hong Kong	—	10,566,190	—	10,566,190
Ireland	—	2,711,500	—	2,711,500
Israel	5,545,988	—	—	5,545,988
Italy	—	4,214,834	—	4,214,834
Japan	—	39,775,320	—	39,775,320
Luxembourg	—	2,837,953	—	2,837,953
Malaysia	—	469,590	—	469,590
Mexico	4,306,246	—	—	4,306,246
Netherlands	2,787,023	838,809	—	3,625,832
Norway	—	1,905,153	—	1,905,153
Russia	822,216	—	—	822,216
South Korea	—	7,807,735	—	7,807,735
Spain	—	3,622,393	—	3,622,393
Sweden	2,789,626	3,156,086	—	5,945,712
Switzerland	3,929,168	24,893,181	—	28,822,349
Taiwan	—	4,373,054	—	4,373,054
Turkey	—	1,923,698	—	1,923,698
United Kingdom	1,885,050	60,760,587	—	62,645,637
United States	7,663,141	—	—	7,663,141
Total Common Stock	63,645,192	276,502,435	—	340,147,627
Exchange-Traded Funds	2,299,080	—	—	2,299,080
Preferred Stock	—	3,952,421	—	3,952,421
Warrants	—	1,063,009	—	1,063,009
Short-Term Investments	5,745,552	—	—	5,745,552
Total Investments, at value	$71,689,824	$281,517,865	$—	$353,207,689
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(136,583)	$—	$(136,583)
Total Liabilities	$—	$(136,583)	$—	$(136,583)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended July 31, 2011.

PORTFOLIO OF INVESTMENTS
ING International Core Fund	as of July 31, 2011 (Unaudited) (continued)

At July 31, 2011 , the following forward foreign currency contracts were outstanding for the ING International Core Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New York Mellon Corp.	EU Euro	5,068,100	Sell	08/24/11	$7,162,315	$7,278,449	$(116,134)
The Bank of New York Mellon Corp.	EU Euro	936,900	Sell	11/09/11	1,322,687	1,342,813	(20,126)
State Street Bank	EU Euro	2,441,800	Sell	11/09/11	3,499,393	3,499,716	(323)
							$(136,583)

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of July 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Australia: 3.3%
377,886	L	Aristocrat Leisure Ltd.	$1,011,883	0.6
113,391		Billabong International Ltd.	732,586	0.5
149,673		Brambles Ltd.	1,136,369	0.7
13,415		Cochlear Ltd.	1,043,854	0.6
29,642		Woolworths Ltd.	876,969	0.5
20,176		WorleyParsons Ltd.	609,641	0.4
			5,411,302	3.3
		Belgium: 2.1%
14,924		Anheuser-Busch InBev NV	858,948	0.5
19,060		Colruyt S.A.	928,434	0.6
19,255		Groupe Bruxelles Lambert S.A.	1,623,764	1.0
			3,411,146	2.1
		Brazil: 3.9%
80,700		Banco Santander Brasil SA ADR	748,896	0.5
67,300		BM&F Bovespa S.A.	395,767	0.2
92,200		Itau Unibanco Holding SA ADR	1,878,114	1.2
16,400		Lojas Renner SA	583,203	0.4
110,300		PDG Realty SA Empreendimentos e Participacoes	580,358	0.3
48,200		Petroleo Brasileiro SA ADR	1,481,186	0.9
23,400		Vale S.A. ADR	690,768	0.4
			6,358,292	3.9
		Canada: 1.4%
12,200		Potash Corp. of Saskatchewan	705,282	0.4
13,400		Shoppers Drug Mart Corp.	562,675	0.3
15,700		Suncor Energy, Inc.	600,054	0.4
10,700		Tim Hortons, Inc.	513,470	0.3
			2,381,481	1.4
		China: 4.7%
5,100	@	Baidu.com ADR	801,057	0.5
74,000		Beijing Enterprises Holdings Ltd.	373,607	0.2
293,000		BOC Hong Kong Holdings Ltd.	874,596	0.5
625,200		China Citic Bank	382,924	0.2
718,000		China Construction Bank	577,772	0.4
167,000		China Merchants Bank Co., Ltd.	395,805	0.3
364,000		China Railway Construction Corp. Ltd	222,647	0.1
8,700	@	Ctrip.com International Ltd. ADR	401,070	0.2
38,000		Hengan International Group Co., Ltd.	329,981	0.2
32,112	L	Mindray Medical International Ltd. ADR	869,593	0.5
3,900		New Oriental Education & Technology Group ADR	498,147	0.3
447,000		Parkson Retail Group Ltd.	628,562	0.4
34,500		Ping An Insurance Group Co. of China Ltd.	335,513	0.2
129,900	@	Shanghai Pharmaceuticals Holding Co. Ltd.	288,009	0.2
1,200	@	Sina Corp.	129,708	0.1
12,200		Tencent Holdings Ltd.	316,719	0.2
377,000		Want Want China Holdings Ltd.	335,495	0.2
			7,761,205	4.7
		Denmark: 4.0%
77		AP Moller - Maersk A/S - Class B	589,976	0.4
20,509		Carlsberg A/S	2,014,565	1.2
27,936		Jyske Bank	1,112,530	0.7
14,097		Novo-Nordisk A/S	1,724,357	1.0
6,760		Novozymes A/S	1,102,430	0.7
			6,543,858	4.0
		Finland: 1.0%
22,121		Kone OYJ	1,282,438	0.8
72,307		Nokia OYJ	420,474	0.2
			1,702,912	1.0
		France: 5.4%
15,275		Accor S.A.	672,271	0.4
5,571		Air Liquide	765,253	0.5
51,500		AXA S.A.	963,517	0.6
11,018		BioMerieux	1,218,461	0.8
9,042		Groupe Danone	644,649	0.4
26,421		Legrand S.A.	1,028,363	0.6
6,147		Neopost S.A.	491,204	0.3
7,945		Pernod-Ricard S.A.	787,088	0.5
4,748		Schneider Electric S.A.	686,158	0.4
7,741		Societe Generale	383,178	0.2
22,465		Total S.A.	1,214,202	0.7
			8,854,344	5.4
		Germany: 3.5%
12,579		Adidas AG	933,758	0.6
6,504		Brenntag AG	663,019	0.4
43,171		Celesio AG	829,699	0.5
7,941		Deutsche Boerse AG	589,693	0.3
33,871		Deutsche Post AG	598,017	0.4
6,591		Fresenius AG	705,165	0.4
10,384		Henkel KGaA - Vorzug	700,066	0.4
3,809		Linde AG	682,608	0.4
2,780	@	Software AG	135,135	0.1
			5,837,160	3.5
		Hong Kong: 2.4%
180,600		AIA Group Ltd.	663,343	0.4
230,000		Cafe de Coral Holdings Ltd.	579,162	0.4
132,700		Esprit Holdings Ltd.	386,332	0.2

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of July 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hong Kong: (continued)
152,000		Hang Lung Properties Ltd.	$560,638	0.3
33,400		Hong Kong Exchanges and Clearing Ltd.	689,023	0.4
145,000		Kerry Properties Ltd.	701,397	0.4
150,000		Li & Fung Ltd.	249,419	0.2
330,000		Midland Holdings Ltd.	191,803	0.1
			4,021,117	2.4
		India: 2.1%
166,581	@	Adani Power Ltd.	376,343	0.2
11,605		Axis Bank Ltd. GDR	348,150	0.2
24,944		Housing Development Finance Corp.	388,173	0.2
8,300		Infosys Technologies Ltd. ADR	516,426	0.3
113,451		Jaiprakash Associates Ltd.	170,407	0.1
56,149		Mahindra & Mahindra Ltd. GDR	912,983	0.6
13,040	#	Reliance Industries Ltd. GDR	491,048	0.3
92,122		Zee Telefilms Ltd.	273,917	0.2
			3,477,447	2.1
		Indonesia: 0.4%
386,338		Bank Mandiri Persero TBK PT	355,901	0.2
234,000	@	Sarana Menara Nusantara PT	349,521	0.2
			705,422	0.4
		Ireland: 0.4%
11,500		Accenture PLC	680,110	0.4
		Israel: 0.6%
122,943	@,L	Protalix BioTherapeutics, Inc.	791,753	0.5
5,600		Teva Pharmaceutical Industries Ltd. ADR	261,184	0.1
			1,052,937	0.6
		Italy: 0.4%
134,321		Intesa Sanpaolo S.p.A.	309,853	0.2
59,000	@	Prada SpA	359,583	0.2
			669,436	0.4
		Japan: 17.7%
61,300		Asahi Breweries Ltd.	1,297,128	0.8
24,500		Canon, Inc.	1,181,182	0.7
9,400		Chugai Pharmaceutical Co., Ltd.	166,923	0.1
5,100		Fast Retailing Co., Ltd.	902,648	0.5
20,300		Hitachi High-Technologies Corp.	439,700	0.3
21,800		Honda Motor Co., Ltd.	864,936	0.5
207		Inpex Holdings, Inc.	1,606,839	1.0
315		Japan Tobacco, Inc.	1,427,536	0.9
724		Jupiter Telecommunications Co.	843,260	0.5
54,200		Kao Corp.	1,532,734	0.9
39,000		Kirin Brewery Co., Ltd.	574,334	0.3
8,400		Kyocera Corp.	897,002	0.5
29,900		Mitsubishi Corp.	799,710	0.5
42,200		Mitsui & Co., Ltd.	794,494	0.5
27,000		Mitsui Fudosan Co., Ltd.	515,870	0.3
42,500		Mitsui Sumitomo Insurance Group Holdings, Inc.	1,062,135	0.6
108,600		Namco Bandai Holdings, Inc.	1,374,134	0.8
12,000		Nippon Telegraph & Telephone Corp.	593,465	0.4
22,800		Olympus Corp.	810,799	0.5
907		Rakuten, Inc.	925,138	0.6
14,600		Rohm Co., Ltd.	850,800	0.5
5,235		Samsung Electronics Co., Ltd. GDR	2,095,390	1.3
20,500		Sankyo Co., Ltd.	1,094,797	0.7
4,500		SMC Corp.	827,591	0.5
11,900		Softbank Corp.	464,700	0.3
37,500		Sony Financial Holdings, Inc.	675,121	0.4
38,000		Sumitomo Realty & Development Co., Ltd.	938,130	0.6
33,900		THK Co., Ltd.	878,869	0.5
12,800		Tokyo Electron Ltd.	688,979	0.4
9,400		Toyota Motor Corp.	383,746	0.2
24,500		Trend Micro, Inc.	766,766	0.5
48,000		Yamaha Motor Co., Ltd.	930,559	0.6
			29,205,415	17.7
		Kazakhstan: 0.5%
47,750		KazMunaiGas Exploration Production GDR	883,375	0.5
		Mexico: 0.5%
11,400		America Movil SAB de CV ADR	294,120	0.2
17,800		Fresnillo PLC	510,687	0.3
28,200		Wal-Mart de Mexico SA de CV	77,868	0.0
			882,675	0.5
		Netherlands: 1.6%
15,427		ASML Holding NV	549,572	0.3
45,597	@	Qiagen NV	766,936	0.5
34,795		Royal Dutch Shell PLC - Class B	1,274,036	0.8
			2,590,544	1.6
		Norway: 0.8%
37,132		SeaDrill Ltd.	1,292,495	0.8
		Portugal: 0.5%
39,387		Jeronimo Martins	770,683	0.5
		Russia: 0.2%
11,352		Magnit OAO GDR	348,339	0.2

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of July 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Singapore: 1.5%
61,000		DBS Group Holdings Ltd.	$786,094	0.5
102,775		United Overseas Bank Ltd.	1,743,110	1.0
			2,529,204	1.5
		South Africa: 0.6%
157,002		Clicks Group Ltd.	937,840	0.6
		South Korea: 0.3%
2,383	@	NHN Corp.	474,381	0.3
		Spain: 2.5%
165,059		Banco Popular Espanol S.A.	852,628	0.5
63,685		Banco Santander Central Hispano S.A.	670,306	0.4
19,881		Corporacion Financiera Alba SA	1,056,176	0.7
205,700		Distribuidora Internacional de Alimentacion SA	871,936	0.5
31,742		Telefonica S.A.	707,518	0.4
			4,158,564	2.5
		Sweden: 4.7%
17,479		Assa Abloy AB	448,761	0.3
22,267		Atlas Copco AB - Class A	525,490	0.3
121,840		Atlas Copco AB - Class B	2,561,516	1.5
36,035		Investor AB	782,618	0.5
59,002		Scania AB - B Shares	1,147,058	0.7
71,929		Svenska Handelsbanken AB	2,264,564	1.4
			7,730,007	4.7
		Switzerland: 9.2%
22,150		ABB Ltd.	530,530	0.3
13,114		Compagnie Financiere Richemont S.A.	846,959	0.5
26,227		Credit Suisse Group	942,927	0.6
5,220		Geberit AG - Reg	1,231,795	0.7
11,166		Julius Baer Group Ltd.	474,433	0.3
4,718		Kuehne & Nagel International AG	659,590	0.4
6,932	@	Mettler Toledo International, Inc.	1,073,143	0.7
53,571		Nestle S.A.	3,412,557	2.1
15,913		Roche Holding AG - Genusschein	2,855,523	1.7
10,543		Schindler Holding AG	1,239,612	0.8
264		SGS S.A.	512,800	0.3
2,539		Sonova Holding AG - Reg	240,496	0.1
72,502		UBS AG - Reg	1,196,903	0.7
			15,217,268	9.2
		Taiwan: 1.3%
136,290		Hon Hai Precision Industry Co., Ltd.	769,489	0.5
220,000		Synnex Technology International Corp.	564,776	0.3
69,400		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	857,784	0.5
			2,192,049	1.3
		Turkey: 0.6%
232,579		Turkiye Garanti Bankasi A/S	1,020,570	0.6
		United Arab Emirates: 0.2%
25,722		DP World Ltd.	317,485	0.2
		United Kingdom: 18.2%
43,000		Amec PLC	741,353	0.5
17,173		Anglo American PLC	812,842	0.5
24,386		Antofagasta PLC	560,045	0.3
44,633	@	ASOS PLC	1,659,565	1.0
23,000		Autonomy Corp. PLC	632,932	0.4
81,454		BG Group PLC	1,920,396	1.2
40,397		BHP Billiton PLC	1,509,025	0.9
34,055		British Sky Broadcasting PLC	398,003	0.2
191,000	@	Cairn Energy PLC	1,154,667	0.7
44,121		Capita Group PLC	518,945	0.3
92,910		Compass Group PLC	873,754	0.5
39,500		Experian Group Ltd.	519,240	0.3
114,000		Hargreaves Lansdown PLC	1,064,877	0.6
261,709		Hays PLC	384,559	0.2
63,113		HSBC Holdings PLC	615,306	0.4
36,000		Imperial Tobacco Group PLC	1,246,189	0.8
48,568		Intertek Group PLC	1,524,807	0.9
82,624		John Wood Group PLC	901,382	0.5
49,000		Johnson Matthey PLC	1,633,236	1.0
40,000		Kazakhmys PLC	878,714	0.5
87,350		Kingfisher PLC	360,745	0.2
14,422		Lonmin PLC	299,026	0.2
46,000		Pearson PLC	882,698	0.5
75,000		Reed Elsevier PLC	680,050	0.4
61,756		Rightmove PLC	1,236,077	0.8
51,022		Rolls-Royce Holdings PLC	544,721	0.3
58,910		Serco Group PLC	521,196	0.3
70,774		Standard Chartered PLC	1,802,886	1.1
174,313		Tesco PLC	1,094,923	0.7
29,715		Tullow Oil PLC	596,969	0.4
40,600		Unilever PLC	1,295,971	0.8
115,434		WPP PLC	1,308,273	0.8
			30,173,372	18.2
		United States: 2.2%
20,200		Carnival Corp.	672,660	0.4
72,497	@,L	Central European Distribution Corp.	701,771	0.4
39,688		Coca-Cola Enterprises, Inc.	1,115,630	0.7
10,200	@	Liberty Global, Inc.	426,360	0.3

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of July 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
8,000		Schlumberger Ltd.	$722,960	0.4
			3,639,381	2.2
		Total Common Stock (Cost $163,007,093)	163,231,816	98.7
SHORT-TERM INVESTMENTS: 1.5%
		Securities Lending Collateral(cc): 1.3%
2,120,065		BNY Mellon Overnight Government Fund(1) (Cost $2,120,065)	2,120,065	1.3
		Mutual Funds: 0.2%
312,947		T. Rowe Price Reserve Investment Fund (Cost $312,947)	312,947	0.2
		Total Short-Term Investments (Cost $2,433,012)	2,433,012	1.5
		Total Investments in Securities (Cost $165,440,105)*	$165,664,828	100.2
		Liabilities in Excess of Other Assets	(258,225)	(0.2)
		Net Assets	$165,406,603	100.0

	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security

	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2011.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	*	Cost for federal income tax purposes is $166,836,566.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$8,977,023
		Gross Unrealized Depreciation	(8,856,969)
		Net Unrealized appreciation	$120,054

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of July 31, 2011 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	16.4%
Consumer Staples	14.4
Energy	9.5
Financials	19.9
Health Care	8.2
Industrials	14.6
Information Technology	8.1
Materials	6.1
Telecommunication Services	1.3
Utilities	0.2%
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of July 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 7/31/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$5,411,302	$—	$5,411,302
Belgium	928,434	2,482,712	—	3,411,146
Brazil	4,480,178	1,878,114	—	6,358,292
Canada	2,381,481	—	—	2,381,481
China	2,987,584	4,773,621	—	7,761,205
Denmark	—	6,543,858	—	6,543,858
Finland	—	1,702,912	—	1,702,912
France	—	8,854,344	—	8,854,344
Germany	589,693	5,247,467	—	5,837,160
Hong Kong	—	4,021,117	—	4,021,117
India	1,777,559	1,699,888	—	3,477,447
Indonesia	349,521	355,901	—	705,422
Ireland	680,110	—	—	680,110
Israel	1,052,937	—	—	1,052,937
Italy	359,583	309,853	—	669,436
Japan	2,095,390	27,110,025	—	29,205,415
Kazakhstan	883,375	—	—	883,375
Mexico	371,988	510,687	—	882,675
Netherlands	—	2,590,544	—	2,590,544
Norway	—	1,292,495	—	1,292,495
Portugal	—	770,683	—	770,683
Russia	—	348,339	—	348,339
Singapore	—	2,529,204	—	2,529,204
South Africa	—	937,840	—	937,840
South Korea	—	474,381	—	474,381
Spain	1,542,242	2,616,322	—	4,158,564
Sweden	—	7,730,007	—	7,730,007
Switzerland	1,313,639	13,903,629	—	15,217,268
Taiwan	857,784	1,334,265	—	2,192,049
Turkey	—	1,020,570	—	1,020,570
United Arab Emirates	—	317,485	—	317,485
United Kingdom	398,003	29,775,369	—	30,173,372
United States	3,639,381	—	—	3,639,381
Total Common Stock	26,688,882	136,542,934	—	163,231,816
Short-Term Investments	2,120,065	312,947	—	2,433,012
Total Investments, at value	$28,808,947	$136,855,881	$—	$165,664,828

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended July 31, 2011.

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of July 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
		Australia: 15.4%
7,436,857		Dexus Property Group	$7,063,703	1.2
10,710,622		Goodman Group	7,992,577	1.4
3,153,140		GPT Group	10,426,642	1.8
6,019,600		Investa Office Fund	4,231,357	0.7
4,384,417		Mirvac Group	5,530,955	1.0
4,126,900		Stockland	13,821,046	2.4
2,005,679		Westfield Group	17,523,538	3.0
3,903,794		Westfield Retail Trust	10,450,644	1.8
6,535,000		Other Securities	12,105,630	2.1
			89,146,092	15.4
		Austria: 0.8%
1,061,718		Other Securities	4,767,318	0.8
		Brazil: 0.4%
182,100		Other Securities	2,224,187	0.4
		Canada: 5.3%
643,150		Brookfield Properties Co.	12,187,692	2.1
435,400		RioCan Real Estate Investment Trust	11,830,011	2.0
222,600		Other Securities	6,743,674	1.2
			30,761,377	5.3
		China: 0.6%
2,796,000		Other Securities	3,430,511	0.6
		Finland: 0.3%
372,810		Other Securities	1,521,367	0.3
		France: 8.0%
69,588		ICADE	8,013,472	1.4
180,636		Klepierre	6,754,062	1.2
108,809		Unibail	24,223,750	4.2
102,736		Other Securities	7,283,921	1.2
			46,275,205	8.0
		Germany: 0.9%
305,249		Other Securities	5,289,080	0.9
		Hong Kong: 20.9%
1,803,965		Cheung Kong Holdings Ltd.	27,504,763	4.8
1,192,700		Great Eagle Holding Co.	3,927,945	0.7
3,056,900		Hang Lung Properties Ltd.	11,275,091	1.9
2,068,800		Hongkong Land Holdings Ltd.	13,877,897	2.4
1,191,100		Hysan Development Co., Ltd.	5,581,945	1.0
1,374,600		Kerry Properties Ltd.	6,649,036	1.1
3,179,400		Link Real Estate Investment Trust	11,109,395	1.9
2,822,000		Sino Land Co.	4,780,411	0.8
1,822,700		Sun Hung Kai Properties Ltd.	27,703,162	4.8
917,285		Wharf Holdings Ltd.	6,737,618	1.2
250,000		Other Securities	1,582,614	0.3
			120,729,877	20.9
		Italy: 0.2%
1,182,767		Other Securities	1,052,959	0.2
		Japan: 21.7%
2,400		Advance Residence Investment Corp.	5,051,314	0.9
169,000		Aeon Mall Co., Ltd.	4,345,286	0.8
80,600		Daito Trust Construction Co., Ltd.	7,758,327	1.3
591		Frontier Real Estate Investment Corp.	5,357,785	0.9
734		Japan Real Estate Investment Corp.	7,353,976	1.3
2,343		Japan Retail Fund Investment Corp.	3,653,286	0.6
1,725,500		Mitsubishi Estate Co., Ltd.	30,942,125	5.3
1,117,477		Mitsui Fudosan Co., Ltd.	21,350,826	3.7
735		Nippon Accommodations Fund, Inc.	5,692,561	1.0
875		Nippon Building Fund, Inc.	8,956,471	1.5
458,100		Sumitomo Realty & Development Co., Ltd.	11,309,406	2.0
360,412		Other Securities	13,912,123	2.4
			125,683,486	21.7
		Luxembourg: 0.1%
84,200		Other Securities	573,359	0.1
		Netherlands: 1.5%
121,110		Corio NV	7,383,864	1.2
33,970		Other Securities	1,625,304	0.3
			9,009,168	1.5
		Singapore: 8.1%
6,444,900		CapitaCommercial Trust	7,542,310	1.3
4,779,100		CapitaLand Ltd.	11,491,237	2.0
2,208,583		CapitaMall Trust	3,454,583	0.6
2,112,000		CDL Hospitality Trusts	3,645,583	0.6
3,555,100		Global Logistic Properties Ltd.	5,951,865	1.0
3,180,000		Suntec Real Estate Investment Trust	4,050,130	0.7
878,000		United Overseas Land Ltd.	3,756,898	0.7
2,249,249		Other Securities	6,914,206	1.2
			46,806,812	8.1
		Sweden: 1.5%
716,648		Other Securities	8,761,472	1.5
		Switzerland: 1.8%
54,340	@	PSP Swiss Property AG	5,500,630	0.9

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of July 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Switzerland: (continued)
54,819		Swiss Prime Site AG	$5,028,819	0.9
			10,529,449	1.8
		United Kingdom: 9.8%
808,241		British Land Co. PLC	7,731,005	1.3
156,851		Derwent Valley Holdings PLC	4,607,202	0.8
492,910		Great Portland Estates PLC	3,356,881	0.6
1,149,921		Hammerson PLC	8,768,024	1.5
983,603		Land Securities Group PLC	13,743,492	2.4
3,643,730	@	LXB Retail Properties PLC	6,928,273	1.2
6,747,143		Other Securities	11,504,183	2.0
			56,639,060	9.8
		Total Common Stock (Cost $448,300,379)	563,200,779	97.3
REAL ESTATE INVESTMENT TRUSTS: 0.6%
		Germany: 0.3%
177,510		Other Securities	1,429,640	0.3
		United Kingdom: 0.3%
1,250,680		Other Securities	1,686,474	0.3
		Total Real Estate Investment Trusts (Cost $3,267,828)	3,116,114	0.6
		Total Investments in Securities (Cost $451,568,207)*	$566,316,893	97.9
		Assets in Excess of Other Liabilities	12,328,795	2.1
		Net Assets	$578,645,688	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of July 31, 2011.

		The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

	@	Non-income producing security
	*	Cost for federal income tax purposes is $520,522,772.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$91,002,727
		Gross Unrealized Depreciation	(45,208,606)
		Net Unrealized appreciation	$45,794,121

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of July 31, 2011 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	0.5%
Financials	96.8%
REITS	0.6
Assets in Excess of Other Liabilities	2.1
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of July 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 7/31/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$89,146,092	$—	$89,146,092
Austria	—	4,767,318	—	4,767,318
Brazil	2,224,187	—	—	2,224,187
Canada	30,761,377	—	—	30,761,377
China	—	3,430,511	—	3,430,511
Finland	1,521,367	—	—	1,521,367
France	3,073,192	43,202,013	—	46,275,205
Germany	5,289,080	—	—	5,289,080
Hong Kong	—	120,729,877	—	120,729,877
Italy	—	1,052,959	—	1,052,959
Japan	—	125,683,486	—	125,683,486
Luxembourg	573,359	—	—	573,359
Netherlands	—	9,009,168	—	9,009,168
Singapore	—	46,806,812	—	46,806,812
Sweden	—	8,761,472	—	8,761,472
Switzerland	5,028,819	5,500,630	—	10,529,449
United Kingdom	4,863,649	51,775,411	—	56,639,060
Total Common Stock	53,335,030	509,865,749	—	563,200,779
Real Estate Investment Trusts	3,116,114	—	—	3,116,114
Total Investments, at value	$56,451,144	$509,865,749	$—	$566,316,893

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended July 31, 2011.

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.8%
		Australia: 6.0%
281,483		Acrux Ltd.	$1,268,241	0.3
118,784		Adelaide Brighton Ltd	342,154	0.1
104,499		Aditya Birla Minerals Ltd.	170,758	0.0
290,054		Amcor Ltd.	2,238,836	0.5
157,506		Ansell Ltd.	2,416,820	0.6
7,572		ARB Corp. Ltd.	61,101	0.0
86,628	@	Aston Resources Ltd.	1,028,605	0.3
425,481		Australian Pharmaceutical Industries Ltd.	126,207	0.0
615,316	@	Australian Worldwide Exploration Ltd.	844,673	0.2
89,000		Beach Petroleum Ltd.	98,103	0.0
85,795		Boom Logistics Ltd	26,814	0.0
151,034		Caltex Australia Ltd.	1,766,323	0.4
1,155,076		Centro Retail Trust	445,147	0.1
258,387		Computershare Ltd.	2,324,341	0.6
24,750		Credit Corp. Group Ltd.	115,870	0.0
1,447,319	@	Dart Energy Ltd.	1,071,487	0.3
20,977	@	Decmil Group Ltd.	51,827	0.0
355,208		Emeco Holdings Ltd.	448,249	0.1
1,237,551		John Fairfax Holdings Ltd.	1,195,357	0.3
32,885		FlexiGroup Ltd./Australia	75,988	0.0
2,487,859	@	Focus Minerals Ltd.	185,937	0.0
76,387	@	Gujarat NRE Minerals Ltd.	24,749	0.0
88,651		Iluka Resources Ltd.	1,728,213	0.4
1,960		Melbourne IT Ltd.	3,812	0.0
63,657	@	Mesoblast Ltd.	634,583	0.2
8,977		Minara Resources Ltd.	6,590	0.0
41,704		Mincor Resources NL	40,907	0.0
694,278		Mirvac Group	875,834	0.2
425,224		Myer Holdings Ltd.	1,078,084	0.3
63,778		NIB Holdings Ltd./Australia	94,626	0.0
28,112		NRW Holdings Ltd.	87,418	0.0
54,457	@	Pan Pacific Petroleum NL	7,777	0.0
214,118		Ramelius Resources Ltd.	323,617	0.1
36,239		RCR Tomlinson Ltd.	66,708	0.0
641,529	@	Roc Oil Co. Ltd.	235,864	0.1
85,074		Sims Group Ltd.	1,570,327	0.4
522,611	@	Starpharma Holdings Ltd.	884,316	0.2
92,816		STW Communications Group Ltd.	95,597	0.0
103,358		Thorn Group Ltd.	216,879	0.1
277,170		Transfield Services Ltd.	1,016,721	0.2
			25,295,460	6.0
		Austria: 1.4%
20,000		Kapsch TrafficCom AG	1,732,621	0.4
16,080		Mayr Melnhof Karton AG	1,696,912	0.4
33,000		RHI AG	880,950	0.2
29,000	@	Rosenbauer International AG	1,520,964	0.4
4,727		Strabag SE	135,966	0.0
			5,967,413	1.4
		Belgium: 2.1%
208,437	@	AGFA-Gevaert NV	821,333	0.2
5,900		Bekaert SA	357,359	0.1
5,138		Cie d’Entreprises CFE	336,287	0.1
21,269		D’ieteren SA	1,447,085	0.3
19,000		EVS Broadcast Equipment SA	1,196,339	0.3
19,600		Kinepolis Group NV	1,473,332	0.4
8,741		Melexis NV	135,425	0.0
36,302	@	Nyrstar	209	0.0
88,169		Nyrstar	1,167,926	0.3
44,377		Recticel SA	472,503	0.1
36,549		Tessenderlo Chemie NV	1,467,087	0.3
			8,874,885	2.1
		Bermuda: 0.0%
6,361	@	Global Sources Ltd.	58,585	0.0
		Brazil: 0.5%
40,000	@	Brazil Pharma SA	392,043	0.1
8,767		Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	378,646	0.1
84,175		Cyrela Brazil Realty SA	822,292	0.2
86,595		PDG Realty SA Empreendimentos e Participacoes	455,631	0.1
			2,048,612	0.5
		Canada: 4.4%
9,916		Aastra Technologies Ltd.	191,792	0.1
87,700		Alimentation Couche-Tard, Inc.	2,767,445	0.7
4,400		Atco Ltd.	283,678	0.1
10,018		Bird Construction, Inc.	124,773	0.0
3,400		Boyd Group Income Fund	50,673	0.0
16,748	@	Brick Ltd./The	44,523	0.0
43,600	@	Canfor Corp.	469,563	0.1
34,535		Canfor Pulp Products, Inc.	619,530	0.2
52,000		Cascades Inc.	336,344	0.1
3,100		CCL Industries, Inc.	105,123	0.0
6,700	@	Celestica, Inc.	58,834	0.0
2,365		Cervus Equipment Corp.	40,842	0.0
20,666	@	CGI Group, Inc.	444,272	0.1
96,561		Chemtrade Logistics Income Fund	1,439,142	0.4
8,900		Cogeco Cable, Inc.	447,864	0.1
2,100		Cogeco, Inc.	97,587	0.0
150,400	@	Compton Petroleum Corp.	19,677	0.0
600	@	Cott Corp.	4,974	0.0

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Canada: (continued)
21,666		Davis & Henderson Income Corp.	$417,243	0.1
1,800		DirectCash Payments, Inc.	42,501	0.0
62,600		Dorel Industries, Inc.	1,833,873	0.4
38,100	@	Dundee Corp.	984,949	0.2
49,853	@	Essential Energy Services Ltd	114,791	0.0
11,301	@	FirstService Corp.	408,870	0.1
62,300	@	Flint Energy Services Ltd.	822,233	0.2
165,800	@	Galleon Energy, Inc.	595,211	0.2
9,800	@	Garda World Security Corp.	105,852	0.0
3,400		GMP Capital, Inc.	40,923	0.0
11,700		Horizon North Logistics, Inc.	59,268	0.0
2,300		K-Bro Linen, Inc.	51,154	0.0
7,300	@	Martinrea International, Inc.	59,824	0.0
3,405		MI Developments, Inc.	102,218	0.0
11,946		Niko Resources	821,573	0.2
37,300	@	Noranda Income Fund	229,160	0.1
39,667	@	Norbord, Inc.	438,415	0.1
120,400	@	Northgate Minerals Corp.	388,123	0.1
4,200		Onex Corp.	157,459	0.0
6,800		Premium Brands Holdings Corp.	109,318	0.0
1,200		Quebecor, Inc.	38,068	0.0
28,084	@,L	Richmont Mines, Inc.	219,617	0.1
16,700		Rogers Sugar, Inc.	93,336	0.0
44,500	@	Shore Gold, Inc.	26,082	0.0
72,400	@	Tembec, Inc.	280,370	0.1
100	@	Transat AT, Inc.	1,136	0.0
19,300		Transcontinental, Inc.	308,453	0.1
8,500		Valener, Inc.	144,210	0.0
12,090		Wajax Corp.	450,473	0.1
36,360		West Fraser Timber Co., Ltd.	1,739,511	0.4
			18,630,850	4.4
		China: 2.4%
174,000		China BlueChemical Ltd.	135,366	0.0
1,693,000	L,X	China Gaoxian Fibre Fabric Holdings Ltd.	26,715	0.0
322,000		China Taisan Technology Group Holdings Ltd	43,986	0.0
59,959	L	China Yuchai International Ltd.	1,139,821	0.3
155,515	@	Concord Medical Services Holding Ltd. ADR	580,071	0.1
582,000		Dapai International Holdings Co,. Ltd.	43,260	0.0
1,858,000		Evergreen International Holdings Ltd	799,697	0.2
2,366,000		GZI Transport Ltd.	1,095,124	0.3
238,000		Hannstar Board International Holdings Ltd.	25,879	0.0
293,040		Hopefluent Group Holdings Ltd.	120,349	0.0
85,000		Jiangling Motors Corp. Ltd.	203,307	0.1
3,580,000	@	Leoch International Technology Ltd.	1,843,098	0.4
431,000		Li Heng Chemical Fibre Technologies Ltd	53,818	0.0
29,490		NAM TAI Electronics, Inc.	172,516	0.1
419,500		Parkson Retail Group Ltd.	589,892	0.2
268,000		People’s Food Holdings Ltd.	162,586	0.1
250,000		Qingling Motors Co., Ltd.	85,027	0.0
314,000		QingMei Group Holdings Ltd.	50,112	0.0
88,000	@,X	RREEF China Commercial Trust	46,293	0.0
5,634,000		Shougang Concord International Enterprises Co. Ltd.	527,381	0.1
1,776,000		SinoCom Software Group Ltd.	164,070	0.0
135,000		SinoMedia Holding Ltd.	49,971	0.0
250,000		Sinopec Yizheng Chemical Fibre Co., Ltd.	78,995	0.0
837,000		SunVic Chemical Holdings Ltd.	465,187	0.1
75,500		Weiqiao Textile Co.	51,364	0.0
1,200,000		West China Cement Ltd.	385,656	0.1
1,094,000		Yanlord Land Group Ltd.	1,128,721	0.3
			10,068,262	2.4
		Denmark: 1.9%
14,447		East Asiatic Co., Ltd. A/S	447,554	0.1
8,634		H Lundbeck A/S	216,036	0.1
38,000	@	Jyske Bank	1,513,321	0.4
433		PER Aarsleff A/S	38,040	0.0
3,600		Ringkjoebing Landbobank A/S	442,318	0.1
826		Royal UNIBREW A/S	56,132	0.0
25,000		Solar A/S	1,649,035	0.4
63,000		Sydbank A/S	1,476,618	0.3
17,801	@	TK Development	73,815	0.0
35,000		TrygVesta A/S	1,910,502	0.5
			7,823,371	1.9
		Finland: 0.1%
15,981		Hk-Ruokatalo Oyj	118,260	0.1
10,765		M-real OYJ	39,640	0.0
29,255		Oriola-KD OYJ	89,959	0.0
			247,859	0.1

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		France: 6.0%
25,082		Arkema	$2,446,981	0.6
2,567		Assystem	58,685	0.0
3,829	@	Axway Software SA	99,309	0.0
5,965		Bonduelle S.C.A.	572,682	0.1
819		Bongrain SA	76,435	0.0
55,000		Bourbon SA	2,294,123	0.6
11,844		Canal +	80,328	0.0
1,456		Cegid Group	42,031	0.0
63,000	@	Club Mediterranee	1,493,166	0.4
4,346		Devoteam SA	114,092	0.0
180,000		Groupe Eurotunnel S.A.	1,918,645	0.5
15,247		Groupe Steria SCA	385,853	0.1
132,103		Lectra	1,142,713	0.3
41,268		Medica SA	863,576	0.2
23,362	@	Meetic	502,192	0.1
49,937		NetGem SA	231,768	0.1
430		Norbert Dentressangle SA	50,295	0.0
4,204	@	Parrot SA	131,729	0.0
66,331		Peugeot S.A.	2,514,445	0.6
10,500		Pierre & Vacances	830,089	0.2
3,072		Plastic Omnium SA	106,488	0.0
61,092		Rallye SA	2,383,551	0.6
49,710		Rubis	2,900,735	0.7
9,000		Saft Groupe SA	292,655	0.1
1,125		Sartorius Stedim Biotech	80,858	0.0
5,464		Sequana Capital	65,744	0.0
3,829		Sopra Group SA	286,925	0.1
22,386		Sword Group	554,520	0.1
2,820		Teleperformance	72,652	0.0
2,277		Trigano SA	60,856	0.0
61,722	@	UbiSoft Entertainment	513,664	0.1
35,583		Valeo SA	2,179,872	0.5
7,158	@	Video Futur Entertainment Group SA	1,646	0.0
			25,349,303	6.0
		Germany: 8.9%
31,000		Aixtron AG	832,811	0.2
7,416		Amadeus Fire AG	357,512	0.1
902		Aurelius AG	38,883	0.0
40,368		Aurubis AG	2,498,869	0.6
54,544		Bechtle AG	2,499,932	0.6
23,000		Bilfinger Berger AG	2,268,387	0.5
14,000		Brenntag AG	1,427,162	0.4
2,975		CANCOM AG	41,444	0.0
3,355		Carl Zeiss Meditec AG	74,408	0.0
4,690		Centrosolar Group AG	23,321	0.0
36,363		Cewe Color Holding AG	1,594,676	0.4
66,982		Compugroup Holding AG	967,280	0.2
3,641		DIC Asset AG	38,755	0.0
19,767		Draegerwerk AG & Co. KGaA	2,453,762	0.6
2,336		Duerr AG	104,381	0.0
3,487		Elmos Semiconductor AG	45,722	0.0
215,000		Freenet AG	2,601,848	0.6
6,681		Gesco AG	642,430	0.2
16,000		Grenkeleasing AG	958,703	0.2
1,142		Hornbach Holding AG	96,816	0.0
81,196		Infineon Technologies AG	814,730	0.2
5,838	@	Jenoptik AG	45,419	0.0
33,651		Jungheinrich AG	1,390,017	0.3
5,341		Koenig & Bauer AG	103,145	0.0
21,000		MTU Aero Engines Holding AG	1,550,347	0.4
6,065	@	Patrizia Immobilien AG	40,550	0.0
18,000		R Stahl AG	686,697	0.2
35,000		Rheinmetall AG	2,929,527	0.7
79,000	@	RIB Software AG	612,984	0.2
104,903	@	SAF-Holland SA	1,183,275	0.3
3,754		Sixt AG	98,686	0.0
1,049		STO AG	181,651	0.1
12,000		Stratec Biomedical Systems AG	559,790	0.1
60,294		Suedzucker AG	2,125,934	0.5
57,261		Takkt AG	944,970	0.2
18,000		Tipp24 SE	872,273	0.2
70,000	@	Tom Tailor Holding AG	1,492,287	0.4
144,204		TUI AG	1,332,786	0.3
1,784		VTG AG	46,014	0.0
45,000		Wirecard AG	773,429	0.2
436		Wuestenrot & Wuerttembergische AG	11,495	0.0
			37,363,108	8.9
		Greece: 0.0%
4,675		Folli Follie Group	61,801	0.0
		Guernsey: 0.0%
5,369		Tetragon Financial Group Ltd.	41,610	0.0
		Hong Kong: 3.0%
280,000		Asia Standard International Group	68,939	0.0
466,000		Bossini International Hldg	50,801	0.0
1,578,000		Champion Technology Holdings Ltd.	32,001	0.0
88,000		Chen Hsong Holdings	41,291	0.0
35,000		Chong Hing Bank Ltd.	73,939	0.0
665,280		Dah Sing Banking Group Ltd.	885,264	0.2
279,500		Dickson Concepts International Ltd.	211,353	0.1
1,076,000	@	DMX Technologies Group Ltd.	302,589	0.1
820,000	@	Dragon Hill Wuling Automobile Holdings Ltd.	100,784	0.0
262,000		Eagle Nice International Holdings Ltd.	54,002	0.0
138,000	@	eSun Holdings Ltd.	37,445	0.0
236,000		EVA Precision Industrial Holdings Ltd.	89,513	0.0
614,000		First Pacific Co.	617,352	0.2
1,744,000		Fountain SET Hldgs	328,852	0.1
158,000		Giordano Intl. Ltd.	120,355	0.0

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hong Kong: (continued)
5,605,840	@,X	Global Green Tech Group Ltd.	$62,577	0.0
108,000		Glorious Sun Enterprises Ltd.	43,408	0.0
603,000		Goldlion Holdings Ltd.	249,873	0.1
5,000		Guoco Group Ltd.	60,976	0.0
230,000		Hang Ten Group Holdings Ltd.	65,135	0.0
253,600		HKR International Ltd.	143,747	0.0
740,000		Huafeng Group Holdings Ltd.	28,407	0.0
176,000		Hung Hing Printing Group Ltd.	56,488	0.0
2,953,000		Hutchison Telecommunications Hong Kong Holdings Ltd.	1,048,653	0.3
106,000	@	Jinhui Holdings Ltd.	21,894	0.0
25,211	@	Jinhui Shipping & Transportation Ltd.	61,338	0.0
536,000		King Fook Holdings	121,538	0.0
182,000		Kingmaker Footwear Holdings Ltd.	35,216	0.0
3,680,000		Lai Fung Holdings Ltd.	130,104	0.0
590,000		Lippo China Resources Ltd.	16,563	0.0
98,000		Lippo Ltd.	40,336	0.0
1,323,000		Loudong General Nice Resources China Holdings Ltd.	167,776	0.1
502,000		Midland Holdings Ltd.	291,773	0.1
1,060,000	@	Next Media Ltd.	148,247	0.1
398,400		Oriental Watch Holdings	324,610	0.1
278,000		Pacific Andes International Holdings Ltd.	31,734	0.0
1,313,000		Pacific Andes Holdings Ltd.	294,003	0.1
1,306,000	@	Pacific Century Premium Developments Ltd.	249,714	0.1
176,000		Pacific Textile Holdings Ltd.	122,064	0.0
210,000		Pico Far East Holdings Ltd.	42,285	0.0
3,255,000		Polytec Asset Holdings Ltd.	416,919	0.1
827,500		Ports Design Ltd.	1,748,400	0.4
263,000		Prosperity REIT	63,410	0.0
184,693	@	RCG Holdings Ltd./Hong Kong	22,737	0.0
1,080,000		Regal Hotels International Holdings Ltd.	437,191	0.1
575,000		Road King Infrastructure	435,028	0.1
156,000		Sincere Watch Hong Kong Ltd.	35,045	0.0
9,756,000		Sinolink Worldwide Holdings	964,094	0.2
964,000		Skyworth Digital Holdings Ltd.	620,104	0.2
33,000		SmarTone Telecommunications Holding Ltd.	50,956	0.0
34,000		Soundwill Holdings Ltd.	51,066	0.0
38,000		Strong Petrochemical Holdings Ltd.	6,095	0.0
124,000		Sundart International Holdings Ltd.	30,697	0.0
265,500		SUNeVision Holdings Ltd.	32,963	0.0
74,000		Texhong Textile Group Ltd.	30,279	0.0
746,000		Tomson Group Ltd.	263,338	0.1
274,000		Tradelink Electronic Commerce Ltd.	45,238	0.0
4,400		Transport International Holdings Ltd.	11,353	0.0
228,000		Varitronix International Ltd.	145,716	0.0
938,000	@	VST Holdings Ltd.	238,089	0.1
			12,521,657	3.0
		India: 0.9%
9,163		Aditya Birla Nuvo Ltd.	197,640	0.0
137,251		Allahabad Bank	625,065	0.2
42,651		Bank Of Maharashtra	53,903	0.0
27,030		Binani Industries Ltd.	101,401	0.0
40,700		Canara Bank	422,192	0.1
465,814		Dena Bank	891,025	0.2
25,620		Geodesic Ltd.	37,339	0.0
28,318		Geometric Ltd.	31,234	0.0
4,300		Grasim Industries Ltd.	213,715	0.1
13,026		Gujarat Narmada Valley Fertilizers Co. Ltd	29,616	0.0
35,410		Gujarat State Fertilisers & Chemicals Ltd.	321,647	0.1
122,020		JBF Industries Ltd.	419,537	0.1
12,439		JK Tyre & Industries Ltd.	29,010	0.0
77,235		KRBL Ltd.	48,217	0.0
33,108		Oriental Bank Of Commerce	262,439	0.1
8,961		Zuari Industries Ltd.	136,038	0.0
			3,820,018	0.9
		Indonesia: 0.5%
16,224,000		Ciputra Property TBK PT	941,283	0.2
6,646,000	@	Darma Henwa Tbk PT	92,037	0.0
1,698,500		Multipolar Corp. Tbk PT	44,906	0.0
360,348		United Tractors Tbk PT	1,155,855	0.3
			2,234,081	0.5
		Ireland: 0.8%
330,000		IFG Group PLC	829,813	0.2
45,000		Irish Continental Group PLC	986,076	0.2
125,309	@	James Hardie Industries SE	786,902	0.2
74,700	@	Smurfit Kappa PLC	769,069	0.2
			3,371,860	0.8

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Israel: 0.3%
11,596		Africa Israel Investments Ltd.	$69,657	0.0
99,130	@	El Al Israel Airlines	25,796	0.0
2,331		Formula Systems 1985 Ltd.	42,420	0.0
3,271	@	Hot Telecommunication System Ltd.	54,344	0.0
76,504	@	Oridion Systems Ltd.	1,166,442	0.3
			1,358,659	0.3
		Italy: 2.5%
66,040		Autostrada Torino-Milano S.p.A.	771,527	0.2
203,333		Azimut Holding S.p.A.	1,657,474	0.4
60,194		Benetton Group S.p.A.	417,720	0.1
57,235	@	Buongiorno S.p.A.	106,120	0.0
202,169		Cairo Communication S.p.A.	848,743	0.2
200,000		CIR-Compagnie Industriali Riunite S.p.A.	468,374	0.1
31,060		Danieli & Co. Officine Meccaniche SpA	829,795	0.2
16,665		De’Longhi SpA	205,191	0.1
5,363		Engineering Ingegneria Informatica SpA	172,717	0.0
48,611		Exor SpA	1,460,574	0.3
85,121		Indesit Co. SpA	678,783	0.2
1,475		Italmobiliare SpA	51,797	0.0
160,415		KME Group	68,989	0.0
240,000	@	Natuzzi SpA ADR	811,200	0.2
66,000		Prysmian S.p.A.	1,221,588	0.3
33,263		Societa Iniziative Autostradali e Servizi S.p.A.	327,475	0.1
210,000	@	Sorin S.p.A.	588,413	0.1
			10,686,480	2.5
		Japan: 19.4%
5,700		1st Holdings, Inc.	37,990	0.0
1,438		Accordia Golf Co., Ltd.	1,074,429	0.3
22,452		Adores, Inc.	16,383	0.0
3,300		Aeon Fantasy Co., Ltd.	48,255	0.0
4,300		Ahresty Corp.	36,692	0.0
35,400		Aica Kogyo Co., Ltd.	502,115	0.1
76,000		Aichi Machine Industry Co., Ltd.	294,730	0.1
16,400		Airport Facilities Co., Ltd.	66,136	0.0
213,700		Allied Telesis Holdings KK	248,154	0.1
10,200		Alpen Co., Ltd.	176,402	0.1
600		Arakawa Chemical Industries Ltd.	5,841	0.0
3,900		Arc Land Sakamoto Co., Ltd.	69,972	0.0
79,500		Arcs Co., Ltd.	1,390,748	0.3
17,500		Argo Graphics, Inc.	234,824	0.1
44,000		Asahi Diamond Industrial Co., Ltd.	1,040,544	0.3
21,000		Bando Chemical Industries Ltd.	91,856	0.0
17,850		Belluna Co., Ltd.	123,723	0.0
31,000		Best Denki Co., Ltd.	97,084	0.0
3,700		BML, Inc.	99,172	0.0
18,000		Calsonic Kansei Corp.	117,416	0.0
16,700		Capcom Co., Ltd.	437,475	0.1
2,600		Cawachi Ltd.	53,195	0.0
956,000		Chori Co., Ltd.	1,191,804	0.3
6,500		Chubu Steel Plate Co., Ltd.	39,594	0.0
67,000		Chuetsu Pulp & Paper Co., Ltd.	111,978	0.0
24,200		Coca-Cola Central Japan Co., Ltd.	333,496	0.1
214		CROOZ, Inc.	394,913	0.1
122,000		Daido Steel Co., Ltd.	864,927	0.2
13,800		Daiichikosho Co., Ltd.	233,750	0.1
4,700		Daikoku Denki Co., Ltd.	45,770	0.0
235,000		Daiwa Industries Ltd.	1,225,437	0.3
31,591		DTS Corp.	354,222	0.1
7,600		Dydo Drinco, Inc.	295,925	0.1
13,000		Eighteenth Bank Ltd.	35,239	0.0
12,000		Excel Co., Ltd.	125,636	0.0
25,800		Exedy Corp.	974,848	0.2
1,216		Faith, Inc.	155,687	0.0
81		Fields Corp.	144,603	0.0
3,100		F-Tech, Inc.	49,307	0.0
14,000	@	Fuji Kiko Co., Ltd.	58,180	0.0
44,000		Fuji Machine Manufacturing Co., Ltd.	927,197	0.2
54,727		Fuji Soft, Inc.	814,572	0.2
81,000		Fujikura Kasei Co., Ltd.	452,289	0.1
2,400		Fujimori Kogyo Co., Ltd.	34,285	0.0
92		Fujishoji Co., Ltd.	93,576	0.0
6,800		Fujitsu Frontech Ltd.	50,095	0.0
1,200		Fukuda Denshi Co., Ltd.	38,469	0.0
20,100		Furuno Electric Co., Ltd.	122,795	0.0
58,900		Futaba Industrial Co., Ltd.	469,829	0.1
107		Future Architect, Inc.	48,923	0.0
33		Gendai Agency, Inc.	31,422	0.0
42,700		Glory Ltd.	998,652	0.2
14,100		Hakuto Co., Ltd.	141,060	0.0
4,100		Hibiya Engineering Ltd.	44,118	0.0
10,400		Hiday Hidaka Corp.	168,833	0.1
8,200		HI-LEX CORP	157,497	0.0
4,000		Hitachi Medical Corp.	51,469	0.0
50,500		Hitachi Transport System Ltd.	907,739	0.2
9,200		H-One Co. Ltd.	78,276	0.0
22,700		Hosiden Corp.	193,273	0.1
1,700		IBJ Leasing Co., Ltd.	41,747	0.0
10,500		Icom, Inc.	271,524	0.1
33,100		Iida Home Max	302,991	0.1
2,900		Imasen Electric Industrial	47,069	0.0
111,709		Inabata & Co., Ltd.	708,008	0.2
108,500		Ines Corp.	879,235	0.2
161		Infocom Corp.	198,265	0.1
5,400		Information Services International-Dentsu Ltd.	35,438	0.0
11,500		Itochu Enex Co., Ltd.	68,624	0.0

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
400		Itochu-Shokuhin Co., Ltd.	$14,924	0.0
9,300		J Trust Co. Ltd.	40,961	0.0
365,000		JFE Shoji Holdings, Inc.	1,821,687	0.4
43,000		Jidosha Buhin Kogyo Co., Ltd.	265,648	0.1
24,000		JMS Co., Ltd.	86,217	0.0
70,500		JSP Corp.	1,307,259	0.3
10,400	@	Justsystems Corp.	23,962	0.0
6,800		Kaga Electronics Co., Ltd.	76,680	0.0
1,566,000	@	Kanematsu Corp.	1,566,284	0.4
5,100		Kanematsu Electronics Ltd.	55,596	0.0
8,620		Kanto Auto Works Ltd.	86,621	0.0
12,000		Kasai Kogyo Co., Ltd.	92,484	0.0
15,000		Kasumi Co., Ltd.	90,426	0.0
25,000		Kato Sangyo Co., Ltd.	527,490	0.1
2,900		Kita-Nippon Bank Ltd.	69,360	0.0
86,000		Koito Manufacturing Co., Ltd.	1,478,399	0.4
52,600		Kojima Co., Ltd.	372,479	0.1
58,000		Kumagai Gumi Co., Ltd.	57,919	0.0
107,000		Kurabo Industries Ltd.	213,836	0.1
138,000		Kureha Corp.	664,087	0.2
79,600		Kuroda Electric Co., Ltd.	937,494	0.2
28,100		Kyoden Co., Ltd.	45,717	0.0
36,000		Kyodo Printing Co., Ltd.	90,645	0.0
419,000		Kyodo Shiryo Co., Ltd.	517,161	0.1
35,900		Lintec Corp.	999,711	0.2
16,000		Maeda Road Construction Co., Ltd.	155,261	0.0
203,000		Marudai Food Co., Ltd.	696,356	0.2
166		MCJ Co. Ltd.	27,288	0.0
19,200		Mikuni Coca-Cola Bottling Co., Ltd.	173,382	0.1
110,527		Mimasu Semiconductor Industry Co., Ltd.	1,232,672	0.3
5,700		Mirait Holdings Corp.	47,060	0.0
16,000		Mitsubishi Steel Manufacturing Co., Ltd.	56,490	0.0
8,000		Mitsui Home Co., Ltd.	44,367	0.0
13,700		Miura Co., Ltd.	394,558	0.1
106,300		Modec, Inc.	1,958,049	0.5
13,350		Moshi Moshi Hotline, Inc.	233,564	0.1
64		MTI Ltd.	102,819	0.0
65,100		Musashi Seimitsu Industry Co., Ltd.	1,769,564	0.4
17,000		Mutoh Holdings Co., Ltd.	35,973	0.0
14,000		Nabtesco Corp.	355,634	0.1
2,000		Nafco Co., Ltd.	37,766	0.0
67,483		Namura Shipbuilding Co., Ltd.	300,149	0.1
5,557		NEC Fielding Ltd.	70,682	0.0
76,800		NEC Networks & System Integration Corp.	1,147,213	0.3
8,800		Nichii Gakkan Co.	81,429	0.0
48,700		Nichi-iko Pharmaceutical Co., Ltd.	1,410,958	0.3
9,000		Nichireki Co., Ltd.	44,862	0.0
40,500		Nidec Copal Corp.	490,114	0.1
40,200		Nifco, Inc.	1,075,340	0.3
113,000		Nihon Parkerizing Co., Ltd.	1,691,224	0.4
12,000		Nihon Yamamura Glass Co., Ltd.	33,195	0.0
161,000		Nippo Corp.	1,294,737	0.3
57,786		Nippon Road Co., Ltd.	171,335	0.1
94,000		Nippon Steel Trading Co., Ltd.	283,037	0.1
207,000		Nippon Thompson Co., Ltd.	1,667,331	0.4
49,400	@	NIS Group Co., Ltd.	4,492	0.0
447,000		Nishimatsu Construction Co., Ltd.	669,276	0.2
13,000		Nishimatsuya Chain Co., Ltd.	113,514	0.0
9,100		Nissen Holdings Co., Ltd.	54,373	0.0
7,600		Nisshin Fudosan Co.	47,371	0.0
92,000		Nitta Corp.	1,857,642	0.5
193,000		Nittetsu Mining Co., Ltd.	850,967	0.2
4,967		Nojima Corp.	46,388	0.0
57,000		Obayashi Road Corp.	147,729	0.0
7,400		Ohsho Food Service Corp.	186,324	0.1
44,700		Okabe Co., Ltd.	231,653	0.1
4,000		Onoken Co., Ltd.	37,135	0.0
17,800		OSAKA Titanium Technologies Co.	1,156,214	0.3
19,000		Pacific Industrial Co., Ltd.	103,048	0.0
314		Pilot Corp.	610,500	0.2
116,000		Prima Meat Packers Ltd.	155,053	0.0
13,800		PS Mitsubishi Construction Co., Ltd.	51,949	0.0
1,200		Raito Kogyo Co., Ltd.	4,373	0.0
10,200		Right On Co., Ltd.	57,402	0.0
17,000		Ryoden Trading Co. Ltd.	110,789	0.0
2,700		Saison Information Systems Co. Ltd.	34,646	0.0
16,000		Sakata INX Corp.	82,175	0.0
15,000		San-Ai Oil Co., Ltd.	84,606	0.0
74,000		Sanki Engineering Co., Ltd.	428,662	0.1
14,500		Sanoh Industrial Co., Ltd.	137,401	0.0
5,500		Sanoyas Hishino Meisho Corp.	22,956	0.0
47,854		Sanshin Electronics Co., Ltd.	381,746	0.1
48		Sanyo Housing Nagoya Co., Ltd.	50,805	0.0
6,400		Seiren Co., Ltd.	40,547	0.0
17,000		Sekisui Jushi Corp.	179,600	0.1
2,700		Senshu Electric Co. Ltd	38,457	0.0

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
57,400		Shinko Plantech Co., Ltd.	$673,922	0.2
131,000		Shinmaywa Industries Ltd.	519,771	0.1
243,000		Shinsho Corp.	637,199	0.2
13,900		Ship Healthcare Holdings, Inc.	293,299	0.1
15,000		Sinanen Co., Ltd.	65,704	0.0
4,600		SRI Sports Ltd.	51,103	0.0
5,000		Studio Alice Co., Ltd.	85,346	0.0
58,900		Sumida Corp.	563,200	0.1
221,000		Sumikin Bussan Corp.	551,344	0.1
53,500		Sumitomo Densetsu Co., Ltd.	326,557	0.1
25,000		Sumitomo Precision Products	180,009	0.1
44,200		Tachi-S Co., Ltd.	856,301	0.2
126,000		Taihei Kogyo Co., Ltd.	518,404	0.1
25,882		Taiho Kogyo Co., Ltd.	264,446	0.1
8,100		Takara Leben Co., Ltd.	53,089	0.0
162,000		Takasago International Corp.	782,120	0.2
13,000		Takiron Co., Ltd.	47,603	0.0
79,000		TBK Co., Ltd.	506,722	0.1
1,700		Tera Probe, Inc.	39,175	0.0
11,518		TKC Corp.	255,415	0.1
327,000		Toa Corp.	581,276	0.1
138,000		TOA Road Corp.	298,306	0.1
487,000		Tokai Tokyo Financial Holdings	1,483,413	0.4
151,000		Tokyo Tekko Co., Ltd.	426,842	0.1
208,000	@	Tonichi Carlife Group, Inc.	369,962	0.1
39,782		Topy Industries Ltd.	124,029	0.0
8,000		Totetsu Kogyo Co., Ltd.	74,346	0.0
6,800		Towa Corp.	39,099	0.0
223,800		Toyo Kohan Co., Ltd.	1,067,288	0.3
185,179		Toyo Securities Co., Ltd.	311,786	0.1
8,700		Toyo Tanso Co., Ltd.	455,823	0.1
9,600		Trans Cosmos, Inc.	110,963	0.0
80,200		Trusco Nakayama Corp.	1,671,681	0.4
29,700		Tsumura & Co.	972,129	0.2
19,600		Tsuruha Holdings, Inc.	1,008,587	0.2
32,600		Tsutsumi Jewelry Co., Ltd.	828,794	0.2
38,000		Uchida Yoko Co., Ltd.	103,488	0.0
50,534		Unipres Corp.	1,462,146	0.4
200		Vital KSK Holdings, Inc.	1,591	0.0
10,900		VT Holdings Co. Ltd.	49,356	0.0
18,200		Warabeya Nichiyo Co., Ltd.	221,516	0.1
8,800		Waseda Academy Co., Ltd.	83,120	0.0
10,304		Watabe Wedding Corp.	94,420	0.0
31		Wowow, Inc.	61,561	0.0
12,700		Yamaichi Electronics Co., Ltd.	39,536	0.0
135,900		Yamazen Corp.	1,036,299	0.3
53,000		Yonekyu Corp.	409,960	0.1
14,400	L	Yorozu Corp.	368,216	0.1
1,049,000		Yuasa Trading Co., Ltd.	1,742,543	0.4
2,000		Yurtec Corp.	9,125	0.0
52,400		Yushin Precision Equipment Co., Ltd.	1,148,319	0.3
			81,765,220	19.4
		Luxembourg: 0.2%
33,000		APERAM	917,682	0.2
		Malaysia: 0.5%
101,900	L	DRB-Hicom Bhd	76,891	0.0
23,300		Esso Malaysia Bhd	38,683	0.0
26,900		Hong Leong Financial Group Bhd	118,694	0.0
64,600		Kian JOO CAN Factory BHD	46,390	0.0
853,572		Kulim Malaysia BHD	1,057,298	0.3
239,900		Kumpulan Fima BHD	143,580	0.0
1,028,900		Lion Industries Corp. Bhd	577,894	0.2
59,400		Paramount Corp. Bhd	38,025	0.0
			2,097,455	0.5
		Mexico: 0.0%
83,200	@	Axtel SA de CV	48,557	0.0
600		Grupo Herdez S.A.B. de C.V.	1,288	0.0
25,500	@	Grupo Simec SAB de CV	62,309	0.0
11,300	@	Industrias CH, SA	40,050	0.0
			152,204	0.0
		Netherlands: 3.1%
1,465		ASM International NV	41,639	0.0
12,331		BE Semiconductor Industries NV	83,812	0.0
136,571		Delta Lloyd NV	2,984,537	0.7
21,000		Fugro NV	1,618,817	0.4
74,848		Imtech NV	2,414,351	0.6
2,560		KAS Bank NV	35,427	0.0
10,364	@	Koninklijke Wessanen NV	45,156	0.0
365,914	@	LBi International NV	873,853	0.2
17,842		Mediq NV	332,717	0.1
14,282		Nutreco Holding NV	993,025	0.2
28,988		Ordina NV	111,666	0.0
26,035		Sligro Food Group NV	929,634	0.3
64,224	@	SNS Reaal NV	267,777	0.1
41,352		Ten Cate NV	1,439,211	0.3
150,000	@	TomTom NV	709,600	0.2
			12,881,222	3.1
		New Zealand: 0.7%
328,324		Fletcher Building Ltd.	2,344,773	0.6
84,353		Fletcher Building Ltd.	593,132	0.1
			2,937,905	0.7
		Norway: 1.6%
4,045		Aktiv Kapital ASA	24,116	0.0
8,971		Austevoll Seafood ASA	49,484	0.0
10,015		Cermaq ASA	139,968	0.0
58,666	@	Dockwise Ltd.	1,503,614	0.3

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Norway: (continued)
286,000	@	Morpol ASA	$1,088,907	0.3
213,950	@,L	Norske Skogindustrier ASA	316,929	0.1
29,430		Northern Offshore Ltd.	58,149	0.0
478,218	@	Pronova BioPharma AS	888,171	0.2
92,072	@	Songa Offshore SE	506,775	0.1
5,800		Sparebanken Ost	37,271	0.0
117,000		Statoil Fuel & Retail ASA	1,086,492	0.3
111,785		Storebrand ASA	928,954	0.2
109,000		STX OSV Holdings Ltd.	138,519	0.1
			6,767,349	1.6
		Pakistan: 0.1%
1,100,563	@	Bank Alfalah Ltd.	129,934	0.1
274,568		Pakistan Telecommunication Co., Ltd.	40,314	0.0
			170,248	0.1
		Poland: 0.1%
30,476	@	Netia SA	63,490	0.0
101,700		Tauron Polska Energia SA	235,357	0.1
2,984	@	Zaklady Azotowe w Tarnowie-Moscicach SA	32,115	0.0
			330,962	0.1
		Portugal: 0.0%
14,548		Semapa-Sociedade de Investimento e Gestao	144,259	0.0
		Russia: 0.3%
150,000	@	Exillon Energy PLC	1,042,796	0.3
		Singapore: 3.3%
203,000		Baker Technology Ltd	62,286	0.0
2,027,000	@	Biosensors International Group Ltd.	2,295,326	0.5
228,000		Broadway Industrial Group Ltd.	77,590	0.0
92,173		Cape PLC	841,210	0.2
38,000		CapitaRetail China Trust	39,114	0.0
334,000		CSE Global Ltd.	334,238	0.1
118,000		Falcon Energy Group Ltd.	31,797	0.0
721,000		First Resources Ltd.	846,150	0.2
239,618	@	Flextronics International Ltd.	1,545,536	0.4
1,165,000		GuocoLeisure Ltd.	691,435	0.2
205,000		Hiap Seng Engineering Ltd.	69,530	0.0
217,000		Ho Bee Investment Ltd.	253,118	0.1
274,000		Hong Leong Asia Ltd.	495,078	0.1
4,000		Hwa Hong Corp. Ltd.	1,711	0.0
295,000		InnoTek Ltd.	101,818	0.0
26,000		Jardine Cycle & Carriage Ltd.	1,043,259	0.2
115,000		K1 Ventures Ltd.	13,266	0.0
1,223,000		LC Development Ltd.	180,365	0.0
394,000		Lian Beng Group Ltd.	127,544	0.0
238,000		Low Keng Huat Singapore Ltd	77,960	0.0
871,000		Mapletree Industrial Trust	884,441	0.2
216,000		Meiban Group Ltd.	52,022	0.0
28,050		Miclyn Express Offshore Ltd.	45,299	0.0
199,000		OSIM International Ltd.	245,487	0.1
311,000		PEC Ltd.	266,888	0.1
15,000		QAF Ltd.	8,543	0.0
478,000		SIA Engineering Co., Ltd.	1,607,540	0.4
1,068,000		SMB United Ltd.	213,177	0.1
480,000		Sunningdale Tech Ltd.	56,156	0.0
375,000		Super Group Ltd/Singapore	448,589	0.1
398,000		Technics Oil & Gas Ltd.	310,796	0.1
386,000		Tiong Woon Corp. Holding Ltd.	100,980	0.0
473,000		UMS Holdings Ltd.	209,997	0.1
93,000		United Overseas Land Ltd.	397,940	0.1
			13,976,186	3.3
		South Africa: 0.2%
100,000		Aquarius Platinum Ltd.	465,960	0.1
78,314		Telkom SA Ltd.	418,815	0.1
			884,775	0.2
		South Korea: 3.8%
358		Amorepacific Corp.	78,778	0.0
2,300		Asia Cement Co. Ltd.	105,976	0.0
87,980		BS Financial Group, Inc.	1,356,042	0.3
278		CJ CheilJedang Corp.	80,753	0.0
1,062		Dae Han Flour Mills Co. Ltd.	168,600	0.1
22,050		Daeduck GDS Co., Ltd.	183,401	0.1
3,740		Daegu Department Store	44,872	0.0
10,130		Daesang Holdings Co. Ltd.	40,238	0.0
12,718		Daou Data Corp.	40,772	0.0
13,930		Daou Technology, Inc.	130,075	0.0
16,260		Dongbu Corp.	132,096	0.0
2,145		Dongil Industries Co. Ltd.	154,073	0.1
970		Dongwon F&B Co. Ltd.	49,871	0.0
2,150		Global & Yuasa Battery Co. Ltd.	89,144	0.0
5,399		Glovis Co. Ltd.	983,917	0.2
4,210		Green Cross Holdings Corp.	73,286	0.0
817		GS Home Shopping, Inc.	108,538	0.0
4,620		Halla Engineering & Construction Corp.	105,759	0.0
31,760		Hanil E-Wha Co., Ltd.	362,491	0.1
43,010		Hankook Tire Co. Ltd	1,749,026	0.4
2,090		Hankuk Paper Manufacturing Co. Ltd.	38,836	0.0
667		Hyundai Department Store Co. Ltd.	116,342	0.0

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
26,380		Hyundai Development Co.	$828,741	0.2
379		Ilshin Spinning Co. Ltd.	35,694	0.0
6,750		Jeonbuk Bank	39,487	0.0
3,372		JNK Heaters Co. Ltd.	81,488	0.0
2,800		KISCO Corp.	85,929	0.0
1,180		KISWIRE Ltd.	58,763	0.0
7,250		Kolon Corp.	234,066	0.1
580		Korea Flange Co. Ltd.	11,448	0.0
16,570		KTCS Corp.	38,273	0.0
52,470		Kwang Dong Pharmaceutical Co. Ltd.	181,577	0.1
4,017		Kyungdong Pharm Co. Ltd.	43,022	0.0
246		Lotte Samkang Co. Ltd.	101,740	0.0
7,920		Mando Corp.	1,564,162	0.4
11,780		Muhak Co. Ltd.	150,345	0.0
151		Namyang Dairy Products Co., Ltd.	128,757	0.1
6,912		Neowiz Corp.	141,472	0.0
27,811		People & Telecommunication, Inc.	100,561	0.0
1,541		Samchully Co. Ltd.	150,569	0.1
844		Samyang Genex Co. Ltd.	61,500	0.0
33,302		SeAH Steel Corp.	3,358,967	0.8
14,320		Sebang Co., Ltd.	245,414	0.1
388	@	Sewon Precision Industry Co. Ltd.	43,778	0.0
1,170		Sindo Ricoh Co. Ltd	55,079	0.0
10,230		Tae Kyung Industrial Co. Ltd	37,961	0.0
123		Taekwang Industrial Co. Ltd	198,190	0.1
23,675		Taewoong Co. Ltd.	1,121,468	0.3
51,550		Taeyoung Engineering & Construction Co. Ltd.	351,845	0.1
9,217		Ubiquoss, Inc.	47,628	0.0
3,721		Unid Co. Ltd.	251,668	0.1
6,730		Whanin Pharmaceutical Co. Ltd	52,731	0.0
2,020		Youngone Corp.	88,901	0.0
			16,084,110	3.8
		Spain: 0.3%
5,942		Caja de Ahorros del Mediterraneo	37,312	0.0
48,239	@	Codere SA	637,697	0.2
329		Construcciones y Auxiliar de Ferrocarriles SA	184,369	0.0
9,832		Pescanova SA	423,123	0.1
			1,282,501	0.3
		Sweden: 1.4%
8,963		Betsson AB	210,888	0.0
2,538		Bilia AB	42,029	0.0
25,099		Billerud AB	226,656	0.1
237,000		Byggmax Group AB	1,326,001	0.3
14,833		Duni AB	134,591	0.0
99,000	@	FinnvedenBulten AB	731,713	0.2
318,560	@	Global Health Partner AB	643,054	0.1
14,044		Industrial & Financial Systems	269,545	0.1
18,687		Industrivarden AB	279,064	0.1
20,321		Intrum Justitia AB	314,830	0.1
95,030		Kungsleden AB	872,730	0.2
11,367		Loomis AB	154,026	0.0
7,431		New Wave Group AB	44,174	0.0
4,875		Nolato AB	50,214	0.0
54,424		Rottneros AB	33,595	0.0
32,825		Saab AB	715,917	0.2
			6,049,027	1.4
		Switzerland: 4.0%
25,000		Advanced Digital Broadcast Holdings SA	624,166	0.2
545		AFG Arbonia-Forster Holding	18,277	0.0
449		Bossard Holding AG	77,196	0.0
3,140		Charles Voegele Holding AG	158,386	0.0
66,668	L	Clariant AG	1,048,269	0.3
968		Emmi AG	259,142	0.1
3,834		Forbo Holding AG	2,764,177	0.7
55,000	@	Gategroup Holding AG	2,193,034	0.5
2,840		Helvetia Holding AG	1,146,647	0.3
10,680		Highlight Communications AG	63,211	0.0
8,330		Implenia AG	293,701	0.1
242		Inficon Holding AG	46,900	0.0
5,250		Kuoni Reisen Holding	2,038,589	0.5
4,258	@	Micronas Semiconductor Holding AG	32,067	0.0
18,998		Newave Energy Holding SA	969,150	0.2
22,500		Orior AG	1,529,445	0.4
20,000		Uster Technologies AG	983,419	0.2
7,282		Valora Holding AG	2,178,910	0.5
95		Vetropack Holding AG	200,857	0.0
25		Zehnder Group AG	79,411	0.0
			16,704,954	4.0
		Taiwan: 1.4%
17,000		Audix Corp.	18,712	0.0
2,384,000		Bank of Kaohsiung	1,148,398	0.3
106,000		Chin-Poon Industrial Co.	83,100	0.0
18,455	@	ChipMOS Technologies (Bermuda) Ltd.	141,919	0.0
38,000		Creative Sensor, Inc.	24,922	0.0
84,000		Darfon Electronics Corp.	82,670	0.0
105,140		Founding Construction & Development Co. Ltd.	81,805	0.0
773,000		Gigabyte Technology Co., Ltd.	863,477	0.2
85,000		Global Brands Manufacture Ltd.	49,845	0.0
106,090		Hold-Key Electric Wire & Cable Co. Ltd.	55,876	0.0

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Taiwan: (continued)
788,865		Inventec Co., Ltd.	$386,991	0.1
76,000		Jean Co., Ltd.	21,584	0.0
385,000		King Yuan Electronics Co., Ltd.	167,937	0.1
51,480		Lingsen Precision Industries Ltd.	35,106	0.0
164,000		Long Bon International Co., Ltd.	71,161	0.0
254,750		Mercuries & Associates Ltd.	346,362	0.1
426,000	@	New Asia Construction & Development Corp.	210,048	0.1
33,000	@	Princo Corp.	7,461	0.0
616,000		Sigurd Microelectronics Corp.	533,594	0.2
2,070		Sinon Corp.	962	0.0
44,000		STATS ChipPAC Taiwan Semiconductor Corp.	37,070	0.0
85,000		Sunonwealth Electric Machine Industry Co. Ltd.	73,968	0.0
225,000		ThaiLin Semiconductor Corp.	93,242	0.0
61,787		TYC Brother Industrial Co., Ltd.	30,205	0.0
621,000		Walsin Technology Corp.	288,213	0.1
98,976		Walton Advanced Engineering, Inc.	43,948	0.0
94,000		Wellypower Optronics Corp.	77,839	0.0
2,785,000	@	Winbond Electronics Corp.	744,873	0.2
201,000		Yageo Corp.	81,687	0.0
			5,802,975	1.4
		Thailand: 0.9%
202,100		Bangchak Petroleum PCL	152,567	0.0
3,264,200		Krung Thai Bank PCL	2,271,910	0.6
7,624,400		Quality Houses PCL	482,017	0.1
369,200		Total Access Communication PCL	832,443	0.2
			3,738,937	0.9
		Turkey: 0.1%
12,652	L	Pinar Entegre Et ve Un Sanayi AS	52,425	0.0
94,252		Sekerbank TAS	55,404	0.0
238,657	@	Vestel Elektronik Sanayi	353,348	0.1
			461,177	0.1
		United Arab Emirates: 0.3%
210,749		Lamprell PLC	1,328,035	0.3
		United Kingdom: 16.0%
50,000		A.G.BARR Plc	1,043,646	0.3
14,381		Aggreko PLC	455,438	0.1
150,000		Albemarle & Bond Holdings	920,359	0.2
203,156		Anglo Pacific Group PLC	1,067,101	0.3
26,483		Anite PLC	30,103	0.0
4,434		Atkins WS PLC	51,645	0.0
475,000	@	Aurelian Oil & Gas PLC	536,074	0.1
131,016		Beazley PLC	277,178	0.1
60,000	@	Berkeley Group Holdings PLC	1,209,952	0.3
150,000		Bodycote PLC	948,918	0.2
120,000		Bovis Homes Group PLC	810,095	0.2
25,000		Burberry Group PLC	611,177	0.2
62,010	@	Capital & Regional PLC	38,424	0.0
41,160		Catlin Group Ltd.	279,165	0.1
14,780		City of London Investment Group PLC	101,409	0.0
2,979		Clarkson PLC	64,302	0.0
61,287		Computacenter PLC	492,936	0.1
10,354		Costain Group PLC	35,946	0.0
18,538		Cranswick PLC	195,963	0.1
125,000		CSR Plc	571,071	0.1
65,000		Daily Mail & General Trust	436,886	0.1
217,605		Dairy Crest Group PLC	1,337,602	0.3
169,079		Davis Service Group PLC	1,498,528	0.4
86,000		DCC Group PLC	2,323,421	0.6
120,000		Dechra Pharmaceuticals PLC	925,774	0.2
20,000		Derwent Valley Holdings PLC	587,462	0.1
362,041		Devro PLC	1,536,782	0.4
80,000		Dignity PLC	1,050,524	0.3
181,237		Diploma PLC	1,081,197	0.3
334,992		Drax Group PLC	2,936,954	0.7
102,234		DS Smith PLC	394,398	0.1
7,086	@	E2V Technologies PLC	13,754	0.0
500,000		Elementis Plc	1,336,135	0.3
143,467		Fiberweb PLC	140,271	0.0
20,000		Fidessa Group PLC	602,738	0.1
450,000		Future Plc	95,101	0.0
42,797		Game Group Plc	19,593	0.0
4,009		Go-Ahead Group PLC	102,095	0.0
225,000		Grafton Group PLC	937,116	0.2
289,939		Grainger PLC	559,680	0.1
95,270		Greggs Plc	796,025	0.2
150,000		Halma PLC	994,757	0.2
125,553		Hamworthy PLC	1,419,947	0.3
157,605	X	Healthcare Locums PLC	145,518	0.1
8,548		Hill & Smith Holdings PLC	51,761	0.0
657,302		Home Retail Group	1,461,110	0.4
36,615		International Personal Finance PLC	188,945	0.0
159,041		Interserve PLC	868,666	0.2
254,900		Investec PLC	2,010,367	0.5
4,745		John Menzies PLC	39,605	0.0
77,777		John Wood Group PLC	848,504	0.2
155,877	@	Johnston Press PLC	13,561	0.0
85,000		Keller Group PLC	627,294	0.2
62,731		Kesa Electricals PLC	134,058	0.0

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
60,000		Kier Group PLC	$1,308,887	0.3
61,742		Ladbrokes PLC	149,047	0.0
235,000	@	Liontrust Asset Management Plc	280,143	0.1
478,831		Logica PLC	913,248	0.2
49,349	@	Lookers Plc	40,097	0.0
2,230		May Gurney Integrated Services PLC	10,798	0.0
298,015		Mcbride PLC	642,042	0.2
140,811		Mears Group PLC	647,141	0.2
113,310		Millennium & Copthorne Hotels PLC	959,031	0.2
157,590		Mondi PLC	1,541,588	0.4
17,054		Morgan Sindall PLC	184,755	0.0
40,667		Next PLC	1,580,750	0.4
179,423		Northgate Plc	905,037	0.2
3,700		Oxford Instruments Plc	59,853	0.0
61,646		Paragon Group of Cos PLC	195,311	0.1
50,000	@	Pennon Group PLC	599,986	0.1
5,906		Persimmon PLC	44,570	0.0
961,940		Polo Resources Ltd.	89,685	0.0
200,000		Premier Farnell PLC	636,880	0.2
185,000	@	Premier Oil PLC	1,227,685	0.3
420,000		PV Crystalox Solar PLC	134,434	0.0
150,000		PZ Cussons PLC	929,467	0.2
500,000		Regus PLC	866,250	0.2
236,048		Resolution Ltd.	1,067,180	0.3
150,000		Ricardo Plc	952,858	0.2
110,000		RM PLC	215,316	0.1
80,736		Robert Wiseman Dairies PLC	427,720	0.1
25,270		RPC Group PLC	147,998	0.0
35,303		Savills PLC	196,096	0.1
70,000		SDL PLC	778,436	0.2
750,476		Senior Plc	2,289,855	0.5
436,231		Shanks Group PLC	907,467	0.2
450,000	@	SIG Plc	942,777	0.2
25,717		Smiths News PLC	35,353	0.0
37,114		Synergy Health PLC	578,745	0.1
77,527		Tate & Lyle PLC	772,663	0.2
54,385		Travis Perkins PLC	785,647	0.2
52,313	@	Trinity Mirror PLC	37,782	0.0
290,182		TT electronics PLC	919,292	0.2
30,000		Ultra Electronics Holdings PLC	774,597	0.2
92,613	@	Unite Group Plc	321,520	0.1
24,232	@	Valiant Petroleum PLC	229,107	0.1
40,000		Victrex Plc	955,212	0.2
70,000		Vitec Group PLC	712,386	0.2
115,055		WH Smith PLC	956,884	0.2
250,000		William Hill PLC	945,146	0.2
88,972		Workspace Group PLC	39,535	0.0
			67,193,288	16.0
		United States: 0.4%
420,057	@	Golden Star Resources Ltd.	1,062,744	0.3
47,234	@	Orbotech Ltd.	530,438	0.1
			1,593,182	0.4
		Total Common Stock
		(Cost $353,099,405)	420,130,323	99.8

SHORT-TERM INVESTMENTS: 0.5%
		Securities Lending Collateral(cc): 0.4%
1,755,105		BNY Mellon Overnight Government Fund(1)	1,755,105	0.4
79,696	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	63,757	0.0
		Total Securities Lending Collateral (Cost $1,834,801)	1,818,862	0.4
		Mutual Funds: 0.1%
263,829		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $263,829)	263,829	0.1
		Total Short-Term Investments (Cost $2,098,630)	2,082,691	0.5
		Total Investments in Securities (Cost $355,198,035)*	$422,213,014	100.3
		Liabilities in Excess of Other Assets	(1,153,119)	(0.3)
		Net Assets	$421,059,895	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at July 31, 2011.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

	*	Cost for federal income tax purposes is $357,472,827.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$99,133,216
		Gross Unrealized Depreciation	(34,393,029)
		Net Unrealized appreciation	$64,740,187

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2011 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	19.7%
Consumer Staples	8.1
Energy	5.4
Financials	11.0
Health Care	5.0
Industrials	23.8
Information Technology	9.8
Materials	14.0
Telecommunication Services	0.8
Telecommunications	0.4
Utilities	1.8
Short-Term Investments	0.5
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 7/31/2011
Asset Table
Investments, at value
Common Stock
Australia	$350,863	$24,944,597	$—	$25,295,460
Austria	3,253,585	2,713,828	—	5,967,413
Belgium	2,005,338	6,869,547	—	8,874,885
Bermuda	58,585	—	—	58,585
Brazil	2,048,612	—	—	2,048,612
Canada	18,630,850	—	—	18,630,850
China	2,099,738	7,895,516	73,008	10,068,262
Denmark	1,760,890	6,062,481	—	7,823,371
Finland	208,219	39,640	—	247,859
France	3,120,788	22,228,515	—	25,349,303
Germany	14,803,052	22,560,056	—	37,363,108
Greece	61,801	—	—	61,801
Guernsey	41,610	—	—	41,610
Hong Kong	238,417	12,220,663	62,577	12,521,657
India	519,287	3,300,731	—	3,820,018
Indonesia	—	2,234,081	—	2,234,081
Ireland	2,584,958	786,902	—	3,371,860
Israel	1,166,442	192,217	—	1,358,659
Italy	1,468,602	9,217,878	—	10,686,480
Japan	4,492	81,760,728	—	81,765,220
Luxembourg	—	917,682	—	917,682
Malaysia	38,025	2,059,430	—	2,097,455
Mexico	152,204	—	—	152,204
Netherlands	1,838,914	11,042,308	—	12,881,222
New Zealand	—	2,937,905	—	2,937,905
Norway	4,818,023	1,949,326	—	6,767,349
Pakistan	170,248	—	—	170,248
Poland	—	330,962	—	330,962
Portugal	144,259	—	—	144,259
Russia	—	1,042,796	—	1,042,796
Singapore	2,585,047	11,391,139	—	13,976,186
South Africa	418,815	465,960	—	884,775
South Korea	1,652,478	14,431,632	—	16,084,110
Spain	1,282,501	—	—	1,282,501
Sweden	3,168,513	2,880,514	—	6,049,027
Switzerland	7,138,941	9,566,013	—	16,704,954
Taiwan	141,919	5,661,056	—	5,802,975
Thailand	—	3,738,937	—	3,738,937
Turkey	52,425	408,752	—	461,177
United Arab Emirates	1,328,035	—	—	1,328,035
United Kingdom	22,835,511	44,212,259	145,518	67,193,288

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2011 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 7/31/2011
United States	$1,593,182	$—	$—	$1,593,182
Total Common Stock	103,785,169	316,064,051	281,103	420,130,323
Short-Term Investments	2,018,934	—	63,757	2,082,691
Total Investments, at value	$105,804,103	$316,064,051	$344,860	$422,213,014

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended July 31, 2011.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended July 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	7/31/2011
Asset Table
Investments, at value
Common Stock	$46,547	$—	$—	$—	$—	$(254)	$234,810	$—	$281,103
Short-Term Investments	63,757	—	—	—	—	—	—	—	63,757
Total Investments, at value	$110,304	$—	$—	$—	$—	$(254)	$234,810	$—	$344,860

As of July 31, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of July 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Australia: 3.3%
202,765		Alumina Ltd.	$482,675	1.0
25,751		Newcrest Mining Ltd.	1,122,926	2.3
			1,605,601	3.3
		Belgium: 2.2%
30,699		Belgacom S.A.	1,070,842	2.2
		Brazil: 1.4%
43,933		Centrais Eletricas Brasileiras SA ADR	673,932	1.4
		Canada: 11.3%
34,132		Barrick Gold Corp.	1,623,659	3.3
37,683		Cameco Corp.	1,000,861	2.0
88,347		Kinross Gold Corp.	1,443,590	3.0
40,514		Nexen, Inc.	943,976	1.9
7,818		Niko Resources	537,674	1.1
			5,549,760	11.3
		Finland: 1.8%
147,961		Nokia OYJ ADR ADR	858,174	1.8
		France: 10.4%
13,994		Areva SA	513,057	1.1
29,799		Carrefour S.A.	879,236	1.8
20,249		Electricite de France SA	769,149	1.6
18,938		Sanofi-Aventis	1,471,499	3.0
8,362		Societe Generale	413,917	0.8
24,244		Thales S.A.	1,036,243	2.1
			5,083,101	10.4
		Germany: 2.5%
3,777		Allianz AG	492,202	1.0
5,698		Siemens AG	728,243	1.5
			1,220,445	2.5
		Indonesia: 1.0%
14,492		Telekomunikasi Indonesia Tbk PT ADR	505,771	1.0
		Italy: 2.1%
970,481		Telecom Italia S.p.A. RNC	1,043,651	2.1
		Japan: 34.6%
165,390		Chuo Mitsui Trust Holdings, Inc.	609,250	1.2
78,700		Coca-Cola West Co., Ltd.	1,574,343	3.2
107,000		Dai Nippon Printing Co., Ltd.	1,214,988	2.5
26,500		Daiichi Sankyo Co., Ltd.	547,619	1.1
32,400		Fuji Photo Film Co., Ltd.	978,482	2.0
72,000		Japan Steel Works Ltd.	504,576	1.0
17,300		Kao Corp.	489,231	1.0
19,300		Mabuchi Motor Co., Ltd.	997,844	2.0
58,000		Mitsui Sumitomo Insurance Group Holdings, Inc.	1,449,502	3.0
3,000		Nintendo Co., Ltd.	475,760	1.0
60,736		Nippon Telegraph & Telephone Corp. ADR	1,502,609	3.1
41,200		Panasonic Corp.	489,891	1.0
12,200		Rohm Co., Ltd.	710,943	1.5
13,900		Sankyo Co., Ltd.	742,326	1.5
79,000		Sekisui House Ltd.	756,156	1.5
30,900		Seven & I Holdings Co., Ltd.	881,104	1.8
51,500		Shiseido Co., Ltd.	986,820	2.0
9,154		Toyota Motor Corp. ADR	749,896	1.5
62,000		Wacoal Holdings Corp.	824,849	1.7
11,500		West Japan Railway Co.	489,369	1.0
			16,975,558	34.6
		Kazakhstan: 0.5%
63,752		Polyus Gold International Ltd. GDR	226,320	0.5
		Netherlands: 5.0%
16,592		Royal Dutch Shell PLC ADR	1,222,001	2.5
48,303	@	TNT Express NV	489,318	1.0
35,132		Wolters Kluwer NV	728,444	1.5
			2,439,763	5.0
		Norway: 0.9%
18,197		Statoil ASA	448,496	0.9
		Russia: 0.9%
31,378		Gazprom OAO ADR	451,529	0.9
		South Africa: 4.5%
28,831		AngloGold Ashanti Ltd ADR	1,209,172	2.5
64,136		Gold Fields Ltd.	995,315	2.0
			2,204,487	4.5
		South Korea: 4.2%
60,781		Korea Electric Power Corp. ADR	734,235	1.5
83,396		SK Telecom Co., Ltd. ADR	1,327,664	2.7
			2,061,899	4.2
		Spain: 0.2%
26,267	@	Distribuidora Internacional de Alimentacion SA	111,342	0.2

		Switzerland: 1.4%
41,317		UBS AG	680,904	1.4
		United Kingdom: 7.9%
24,530		AstraZeneca PLC	1,191,880	2.4
58,190		GlaxoSmithKline PLC	1,297,349	2.7
149,881		Home Retail Group	333,169	0.7
373,820		Vodafone Group PLC	1,048,319	2.1
			3,870,717	7.9

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of July 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: 1.4%
22,255		Axis Capital Holdings Ltd.	$709,267	1.4
		Total Common Stock
		(Cost $46,246,034)	47,791,559	97.5
SHORT-TERM INVESTMENTS: 0.5%
		Mutual Funds: 0.5%
218,340		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $218,340)	218,340	0.5
		Total Short-Term Investments (Cost $218,340)	218,340	0.5
		Total Investments in Securities (Cost $46,464,374)*	$48,009,899	98.0
		Assets in Excess of Other Liabilities	984,349	2.0
		Net Assets	$48,994,248	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	*	Cost for federal income tax purposes is $47,710,016.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$5,464,184
		Gross Unrealized Depreciation	(5,164,301)
		Net Unrealized appreciation	$299,883

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of July 31, 2011 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	9.4%
Consumer Staples	10.0
Energy	9.3
Financials	8.8
Health Care	9.2
Industrials	12.2
Information Technology	6.3
Materials	14.6
Telecommunication Services	9.1
Telecommunications	4.1
Utilities	4.5
Short-Term Investments	0.5
Assets in Excess of Other Liabilities	2.0
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of July 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 7/31/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$1,605,601	$—	$1,605,601
Belgium	—	1,070,842	—	1,070,842
Brazil	673,932	—	—	673,932
Canada	5,549,760	—	—	5,549,760
Finland	858,174	—	—	858,174
France	513,057	4,570,044	—	5,083,101
Germany	—	1,220,445	—	1,220,445
Indonesia	505,771	—	—	505,771
Italy	—	1,043,651	—	1,043,651
Japan	2,252,505	14,723,053	—	16,975,558
Kazakhstan	226,320	—	—	226,320
Netherlands	1,711,319	728,444	—	2,439,763
Norway	—	448,496	—	448,496
Russia	451,529	—	—	451,529
South Africa	1,209,172	995,315	—	2,204,487
South Korea	2,061,899	—	—	2,061,899
Spain	111,342	—	—	111,342
Switzerland	680,904	—	—	680,904
United Kingdom	—	3,870,717	—	3,870,717
United States	709,267	—	—	709,267
Total Common Stock	17,514,951	30,276,608	—	47,791,559
Short-Term Investments	218,340	—	—	218,340
Total Investments, at value	$17,733,291	$30,276,608	$—	$48,009,899

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended July 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of July 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Consumer Discretionary: 0.7%
107,000		CTC Media, Inc.	$2,253,420	0.5
908,634	@	RBC OJSC	1,191,756	0.2
			3,445,176	0.7
		Consumer Staples: 7.7%
175,200		Magnit OAO	25,043,061	5.4
100,000	#,@	MHP SA GDR	1,680,000	0.4
66,000	@	Synergy Co.	2,937,000	0.6
152,400		X5 Retail Group N.V. GDR	6,334,751	1.3
			35,994,812	7.7
		Energy: 31.5%
77,900		Eurasia Drilling Co. Ltd. GDR	2,298,050	0.5
3,117,600		Gazprom OAO	22,487,887	4.8
555,900		Lukoil-Spon	37,134,120	8.0
211,200		NovaTek OAO GDR	32,771,185	7.0
100,000		OAO Gazprom ADR	2,529,000	0.6
2,254,613		Rosneft Oil Co. GDR	19,133,981	4.1
16,444,400		Surgutneftegas OJSC	8,467,276	1.8
934,300		Surgutneftegas OJSC ADR	9,423,484	2.0
302,833	L	Tatneft ADR	12,667,504	2.7
			146,912,487	31.5
		Financials: 18.2%
445,000		Bank St Petersburg OJSC	2,207,434	0.5
704,500		Bank St Petersburg OJSC	3,494,690	0.7
1,022,280		LSR Group GDR	7,718,214	1.7
190,700	#,@	Nomos - Bank GDR	3,518,415	0.7
12,499,521		Sberbank of Russian Federation	45,976,269	9.9
3,684,900	@	VTB Bank OJSC GDR	22,038,871	4.7
			84,953,893	18.2
		Health Care: 0.7%
146,965	@	Pharmstandard - Reg S GDR	3,403,251	0.7

		Industrials: 1.6%
1,659,400		Aeroflot - Russian Airlines OJSC	4,207,009	0.9
150,000	@	Global Ports Investment Ltd. GDR	2,497,500	0.6
4,247,469		Novorossiysk Commercial Sea Port PJSC	478,256	0.1
			7,182,765	1.6
		Materials: 27.8%
34,000		Akron JSC	1,879,840	0.4
257,100	@	Evraz Group SA GDR	8,561,389	1.8
100,000	L	Mechel ADR	865,000	0.2
745,000	L	Mechel OAO ADR	18,535,600	4.0
32,900		MMC Norilsk Nickel	8,817,155	1.9
834,321		MMC Norilsk Nickel ADR	22,231,459	4.8
1,451,500		Novolipetsk Steel	5,458,710	1.2
265,400		Petropavlovsk PLC	3,466,239	0.7
497,600	@,L	Polymetal GDR	10,325,200	2.2
572,600		Raspadskaya	3,468,972	0.7
452,800		Severstal OAO GDR	8,749,349	1.9
100,000	@	Sibirskiy Cement OAO	2,600,000	0.6
703,890	L	Uralkali GDR	34,444,224	7.4
			129,403,137	27.8
		Telecommunication Services: 4.7%
12,345		Mobile Telesystems OJSC	107,405	0.0
106,555	@	Mobile Telesystems OJSC	918,885	0.2
458,800		Mobile Telesystems OJSC ADR	8,616,264	1.9
588,552	@	Rostelecom OJSC	4,016,213	0.9
322,000		Sistema JSFC GDR	7,969,500	1.7
			21,628,267	4.7
		Utilities: 5.8%
371,841,500		Federal Grid Co. Unified Energy System JSC	5,088,937	1.1
35,749,700	@	IDGC Holding JSC	4,564,721	1.0
20,000,000		Mosenergo OAO	1,856,778	0.4
47,808,200		OGK-2 OAO	2,366,522	0.5
190,141	@	Renaissance Asset Managers Global Funds - Russian Power Utilities Fund	1,705,185	0.4
185,198,748	@	RusHydro	9,251,829	2.0
3,486,013,800		Territorial Generating Co. No 1	1,992,745	0.4
			26,826,717	5.8
		Total Common Stock
		(Cost $283,428,008)	459,750,505	98.7
SHORT-TERM INVESTMENTS: 3.0%
		Securities Lending Collateral(cc): 3.0%
13,378,779		BNY Mellon Overnight Government Fund(1)	13,378,779	2.9
841,448	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	673,158	0.1
		Total Short-Term Investments (Cost $14,220,227)	14,051,937	3.0
		Total Investments in Securities (Cost $297,648,235)*	$473,802,442	101.7
		Liabilities in Excess of Other Assets	(8,005,659)	(1.7)
		Net Assets	$465,796,783	100.0

	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at July 31, 2011.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

	*	Cost for federal income tax purposes is $309,083,585.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$183,820,118
		Gross Unrealized Depreciation	(19,101,261)
		Net Unrealized appreciation	$164,718,857

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of July 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 7/31/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$3,445,176	$—	$—	$3,445,176
Consumer Staples	29,660,061	6,334,751	—	35,994,812
Energy	85,583,837	61,328,650	—	146,912,487
Financials	62,915,022	22,038,871	—	84,953,893
Health Care	—	3,403,251	—	3,403,251
Industrials	7,182,765	—	—	7,182,765
Materials	51,950,477	77,452,660	—	129,403,137
Telecommunication Services	21,628,267	—	—	21,628,267
Utilities	15,869,703	9,251,829	1,705,185	26,826,717
Total Common Stock	278,235,308	179,810,012	1,705,185	459,750,505
Short-Term Investments	13,378,779	—	673,158	14,051,937
Total Investments, at value	$291,614,087	$179,810,012	$2,378,343	$473,802,442

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended July 31, 2011.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended July 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	7/31/2011
Asset Table
Investments, at value
Common Stock	$1,633,280	$—	$—	$—	$—	$71,905	$—	$—	$1,705,185
Short-Term Investments	673,158	—	—	—	—	—	—	—	673,158
Total Investments, at value	$2,306,438	$—	$—	$—	$—	$71,905	$—	$—	$2,378,343

As of July 31, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $71,905.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mutual Funds

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 27, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 27, 2011